Loan ID	19-1 Group	Lien Position	ARM or Fixed	Purpose at Origination	Occupancy at Origination	State	Credit Event Level	Credit Exceptions	Compliance Event	Compliance Exceptions	Compliance Comp Factors	Seasoning > 3 Years	S&P Compliance Loan Grade	Fitch Compliance Loan Grade	Moodys Compliance Loan Grade	DBRS Compliance Loan Grade	Morningstar Compliance Loan Grade	Subject to Predatory Lending	Section 32 Flag	HOEPA High Cost Loan	State High Cost Loan	TPR QM/ATR Status
900839172	1	1	Fixed	Purchase	Primary	FL	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
476030232	1	1	Fixed	Refinance	Primary	OH	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/XX/1998. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
610452384	1	1	ARM	Purchase	Primary	IL	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
578037564	1	2	Fixed	Purchase	Primary	IL		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
535308168	1	1	Fixed	Refinance	Primary	OH		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
698246796	1	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
553510068	1	1	ARM	Purchase	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X month prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
615612660	1	1	ARM	Refinance	Primary	MD	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
278959680	1	1	Fixed	Purchase	Primary	IL		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
716371344	1	1	Fixed	Refinance	Primary	SC	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
159578124	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
999760008	1	1	ARM	Purchase	Primary	NC	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: Financing Agreement Used For Fee Testing: Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial TIL not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X month prior to consummation. A lookback was performed to determine this application date. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
789638760	1	1	ARM	Refinance	Primary	CO	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Colorado CCC First Lien Disclosure: Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2	Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
109773144	1	1	Fixed	Purchase	Primary	VA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
986660532	1	1	Fixed	Purchase	UTD	SC	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date which is 1 month prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

										*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
343315224	1	1	Fixed	Refinance	Primary	GA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date which is 1 month prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

										*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
823883232	1	1	Fixed	Purchase	Primary	OH	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X month prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

											There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
319214016	1	1	Fixed	Purchase	Primary	GA	*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X month prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date used as disbursement date for compliance testing. - EV1

*** (CLEARED) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date which is 1 month prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
912339984	1	1	Fixed	Refinance	Primary	NC		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
498979068	1	1	Fixed	Refinance	Primary	OH	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
241898520	1	1	Fixed	Purchase	Primary	FL		*** (OPEN) FHA - Amendatory Clause is not compliant.: Disclosure: FHA - Amendatory Clause (Government Documents) - EV3 *** (OPEN) Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents) - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
497465148	1	1	ARM	Purchase	Primary	MD			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
910465512	1	1	ARM	Purchase	Primary	FL	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
583998624	1	1	ARM	Refinance	Primary	IL	2	*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
523661940	1	1	Fixed	Refinance	Primary	AR			1			Yes	RA	A	A	A	A	Yes	No	No	No
840951684	1	1	Fixed	Purchase	Primary	MS			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
127125456	1	1	ARM	Purchase	Primary	GA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
818306628	1	1	Fixed	Refinance	Primary	MO	3	*** (OPEN) Missing Final HUD-1: GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2000, prior to three (3) business days from transaction date of 03/XX/2000. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
480536136	1	1	Fixed	Refinance	Primary	NJ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
989551896	1	1	Fixed	Refinance	Primary	TN		*** (OPEN) Missing Document: Note Addendum - Prepayment not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
960088224	1	1	Fixed	Refinance	Primary	TN	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	3	*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of xx% or Final Disclosure APR of xx% is in excess of allowable threshold of APOR xx% + 1.5%, or xx%. Compliant Higher Priced Mortgage Loan. - EV3

*** (OPEN) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) Last Date Rate Set Not Provided: Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2010 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 HUD to Actual Interest Rate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Interest Rate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 - GFE vs HUD 10 Percent Fees: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA 2010 Service Provider: Unable to determine if the borrower received a list of service providers due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2010, prior to three (3) business days from transaction date of 04/XX/2010. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA HPML - Subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
500127456	1	1	Fixed	Refinance	Primary	WA	2	*** (OPEN) TIL APR Tolerance: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
366862656	1	1	Fixed	Refinance	Primary	NY	3	*** (OPEN) New York Subprime Counseling Disclosure: New York Subprime Loan: Counseling Disclosure not provided to borrower. - EV3

*** (OPEN) New York Subprime Tax Disclosure: New York Subprime Loan: Borrower not provided with Notice of Taxes and Insurance on 1st lien, subprime loan. - EV3

*** (OPEN) New York Subprime Disclosure: New York Subprime Loan: Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law. - EV3

*** (OPEN) New York Subprime Home Loan Threshold Fixed Non-Compliant: New York Subprime Loan: APR on subject loan of 7.10823% or Final Disclosure APR of 7.11000% is in excess of allowable threshold of Prime Mortgage Market Rate 5.02000 + 1.75%, or 6.77000%. Non-Compliant SubPrime Loan. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Last Date Rate Set Not Provided: Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2009. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee. However, the equitable relief authorized under these provisions may conceivably encompass loan rescission or loan modification, which could impact a secondary market holder of a subprime home loan.

Assignee Liability: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee. However, the equitable relief authorized under these provisions may conceivably encompass loan rescission or loan modification, which could impact a secondary market holder of a subprime home loan.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	No	No	No
721525308	1	1	Fixed	Refinance	Primary	MD	3	*** (OPEN) Maryland HPML Disclosure: Maryland Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for. - EV3

*** (OPEN) Maryland HPML Threshold Test Non-Compliant: Maryland Higher-Priced Mortgage Loan: APR on subject loan of xxx% or Final Disclosure APR of xxx% is in excess of allowable threshold of APOR xxx% + xxx%, or xxx%. Non-Compliant Higher Priced Loan. - EV3

*** (OPEN) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) Last Date Rate Set Not Provided: Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Maryland MLR Escrow Responsibility: Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance. - EV2

*** (OPEN) Maryland MLR Tangible Net Benefit Missing: Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	Assignee liability is unclear.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
774533424	1	1	Fixed	Refinance	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) New York Subprime Disclosure: New York Subprime Loan: Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law. - EV3

*** (OPEN) New York Subprime Ability to Repay Reliable Documentation: New York Subprime Loan: Borrower's ability to repay not verified with reliable documentation. - EV3

*** (OPEN) New York Subprime Home Loan Threshold Fixed Non-Compliant: New York Subprime Loan: APR on subject loan of xx% or Final Disclosure APR of xx% is in excess of allowable threshold of Prime Mortgage Market Rate xx + 1.75%, or xx%. Non-Compliant SubPrime Loan. - EV3

*** (OPEN) Last Date Rate Set Not Provided: Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2009. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee. However, the equitable relief authorized under these provisions may conceivably encompass loan rescission or loan modification, which could impact a secondary market holder of a subprime home loan.

Assignee Liability: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee. However, the equitable relief authorized under these provisions may conceivably encompass loan rescission or loan modification, which could impact a secondary market holder of a subprime home loan.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	No	No	No
472246428	1	1	Fixed	Refinance	Primary	NY	3	*** (OPEN) New York Subprime Tax Disclosure: New York Subprime Loan: Borrower not provided with Notice of Taxes and Insurance on 1st lien, subprime loan. - EV3

*** (OPEN) New York Subprime Disclosure: New York Subprime Loan: Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law. - EV3

*** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.15310% or Final Disclosure APR of 9.06000% is in excess of allowable threshold of APOR 4.98% + 1.5%, or 6.48000%. Compliant Higher Priced Mortgage Loan. - EV3

*** (OPEN) New York Subprime Home Loan Threshold Fixed Non-Compliant: New York Subprime Loan: APR on subject loan of 9.15310% or Final Disclosure APR of 9.06000% is in excess of allowable threshold of Prime Mortgage Market Rate 4.86000 + 1.75%, or 6.61000%. Non-Compliant SubPrime Loan. - EV3

*** (OPEN) Last Date Rate Set Not Provided: Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2009. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2009, prior to three (3) business days from transaction date of 11/XX/2009. - EV2	A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee. However, the equitable relief authorized under these provisions may conceivably encompass loan rescission or loan modification, which could impact a secondary market holder of a subprime home loan.

Assignee Liability: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee. However, the equitable relief authorized under these provisions may conceivably encompass loan rescission or loan modification, which could impact a secondary market holder of a subprime home loan.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	No	No	No
127363500	1	1	Fixed	Refinance	Primary	MS	3	*** (OPEN) Federal HPML PreDF Ability to Repay Reliable Documentation: Federal Higher Priced Mortgage Loan: Borrower's ability to repay not verified with reliable documentation. - EV3

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of xx% or Final Disclosure APR of xx% is in excess of allowable threshold of APOR xx% + 1.5%, or xx%. Compliant Higher Priced Mortgage Loan. - EV3

*** (OPEN) Last Date Rate Set Not Provided: Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2009. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2009, prior to three (3) business days from transaction date of 12/XX/2009. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA HPML - Subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
327786888	1	2	Fixed	Refinance	Primary	PA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
813972036	1	2	Fixed	Purchase	Primary	NY	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
865686348	1	2	Fixed	Refinance	Primary	NJ			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
610815924	1	2	Fixed	Refinance	Primary	NJ	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	3	*** (OPEN) New Jersey Home Loan Late Charge: New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2	Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor of the loan. Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee: (1) Within six years of the closing of covered home loan, a violation of the Act as an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim. The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default. Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action. Additionally, the statute provides for punitive damages.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	No	No	No
879871380	1	2	Fixed	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
706168980	1	2	Fixed	Refinance	Primary	AZ	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
752098524	1	2	Fixed	Refinance	Primary	NJ			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
392638140	1	2	Fixed	Purchase	Primary	NJ			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
402603120	1	2	Fixed	Refinance	Primary	CA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
740815836	1	2	Fixed	Refinance	Primary	MD	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

										*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
160299228	1	2	Fixed	Refinance	Primary	OR	2	*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
204013668	1	2	Fixed	Purchase	Primary	CA			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
543442500	1	2	Fixed	Purchase	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
719909796	1	2	Fixed	Refinance	Primary	MD			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
734088852	1	2	Fixed	Refinance	Primary	NJ	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) New Jersey Home Loan Late Charge: New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor of the loan. Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee: (1) Within six years of the closing of covered home loan, a violation of the Act as an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim. The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default. Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action. Additionally, the statute provides for punitive damages.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RC	C	C	C	C	Yes	No	No	No
556048872	1	2	Fixed	Refinance	Primary	RI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
525044388	1	2	Fixed	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
203287584	1	2	Fixed	Refinance	Primary	VA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
212976672	1	2	Fixed	Refinance	Primary	NJ	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	3	*** (OPEN) New Jersey Home Loan Late Charge: New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2	Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor of the loan. Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee: (1) Within six years of the closing of covered home loan, a violation of the Act as an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim. The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default. Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action. Additionally, the statute provides for punitive damages.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	No	No	No
285683676	1	2	Fixed	Refinance	Primary	AZ	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
442482300	1	2	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
205481772	1	2	Fixed	Refinance	Primary	NY		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
254508876	1	2	Fixed	Refinance	Primary	GA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
284888604	1	2	Fixed	Purchase	Primary	NJ	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	N/A	N/A	No
852154692	1	2	Fixed	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
337570296	1	2	Fixed	Refinance	Primary	NJ	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	3	*** (OPEN) New Jersey Home Loan Late Charge: New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor of the loan. Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee: (1) Within six years of the closing of covered home loan, a violation of the Act as an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim. The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default. Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action. Additionally, the statute provides for punitive damages.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											There is no Assignee Liability.	Yes	RC	C	C	C	C	Yes	No	No	No
265195956	1	2	Fixed	Refinance	Primary	CA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
253404312	1	2	Fixed	Refinance	Primary	MN	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
693495876	1	2	Fixed	Refinance	Primary	MA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Massachusetts Greater Than $6,000 Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

											There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
406046292	1	2	Fixed	Refinance	Primary	UT	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2

*** (OPEN) Utah Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
928662852	1	2	Fixed	Purchase	Primary	CA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
570892260	1	2	Fixed	Refinance	Primary	MN			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
858809964	1	2	Fixed	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
762639192	1	2	Fixed	Refinance	Primary	CA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
854823972	1	2	Fixed	Refinance	Primary	NJ	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	3	*** (OPEN) New Jersey Home Loan Late Charge: New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor of the loan. Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee: (1) Within six years of the closing of covered home loan, a violation of the Act as an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim. The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default. Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action. Additionally, the statute provides for punitive damages.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RC	C	C	C	C	Yes	No	No	No
900225636	1	2	Fixed	Purchase	Primary	NJ	3	*** (OPEN) New Jersey Home Loan Late Charge: New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2	Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor of the loan. Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee: (1) Within six years of the closing of covered home loan, a violation of the Act as an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim. The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default. Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action. Additionally, the statute provides for punitive damages.	Yes	RC	C	C	C	C	Yes	N/A	N/A	No
138017712	1	2	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
391151112	1	2	Fixed	Refinance	Primary	MN			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
851688564	1	2	Fixed	Refinance	Primary	MA	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2	The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
873915300	1	2	Fixed	Purchase	Primary	MA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
986721264	1	2	Fixed	Refinance	Primary	MI		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
962238588	1	2	Fixed	Refinance	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	No	No	No
749652348	1	2	Fixed	Purchase	Primary	NJ			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
775461696	1	2	Fixed	Refinance	Primary	CA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
732581904	1	2	Fixed	Refinance	Primary	VA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
804255060	1	1	ARM	Refinance	Primary	IL	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
769243668	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3	*** (OPEN) Missing Final HUD-1: GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
297321936	1	1	ARM	Refinance	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
428300916	1	1	ARM	Refinance	Primary	PA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
854943492	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
184515972	1	1	ARM	Refinance	Primary	IL	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
109403628	1	1	ARM	Refinance	Primary	WA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
723694596	1	1	ARM	Refinance	Primary	NV	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
108823956	1	1	ARM	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
149557368	1	1	ARM	Refinance	Primary	NC	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
151871076	1	1	ARM	Purchase	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
171685500	1	1	Fixed	Refinance	Primary	NY	2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

										*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
752706084	1	1	ARM	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1	There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RD	D	D	D	D	Yes	No	No	N/A
430986132	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
477592956	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
428674416	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
355743312	1	1	ARM	Refinance	Primary	VA	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	There is no Assignee Liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
382491888	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
736079856	1	1	ARM	Refinance	Investment	CA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
178457304	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
894438876	1	1	Fixed	Refinance	Primary	NY			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
304054896	1	1	Fixed	Purchase	Primary	AZ	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2	There is no Assignee Liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
463981440	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
411092028	1	1	Fixed	Refinance	Primary	TN		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2001. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
895228704	1	1	Fixed	Refinance	Primary	AZ	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
519019584	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
968481516	1	1	Fixed	Refinance	Primary	NY			2	*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2 *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
328650120	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
126294948	1	1	Fixed	Refinance	Primary	NY	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2

										*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
731214396	1	1	Fixed	Refinance Rate/Term	Primary	GA			1			Yes	RA	A	A	A	A	Yes	No	No	No
873217104	1	1	Fixed	Purchase	Primary	OH			1			Yes	RA	A	A	A	A	No	No	N/A	N/A
137920104	1	1	ARM	Refinance	Primary	OH			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
315072648	1	1	ARM	Refinance	Primary	PA	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
936569676	1	1	ARM	Refinance	Primary	MO	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
911427648	1	1	ARM	Refinance	Primary	OK	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (CLEARED) ARM Error: Initial Rate Maximum was not provided - EV1	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
250289988	1	1	ARM	Refinance	Primary	MD	2	*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

										*** (OPEN) Federal HELOC Brochure Provided: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
845821128	1	1	ARM	Refinance	Primary	GA	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
423516132	1	1	ARM	Refinance	Primary	VA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
848094996	1	1	ARM	Refinance	Primary	NC			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
247102620	1	1	ARM	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2

*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
288084036	1	1	ARM	Refinance	Primary	MI	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2

*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
127547760	1	2	ARM	Refinance	Primary	FL	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2004, prior to three (3) business days from transaction date of 08/XX/2004. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
465304308	1	1	ARM	Refinance	Primary	FL	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
277386996	1	1	ARM	Refinance	Primary	OH			1	*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
835823280	1	1	ARM	Refinance	Primary	MO	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
885400176	1	1	ARM	Purchase	Primary	OH			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
331486740	1	1	ARM	Refinance	Primary	OH	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
433846644	1	1	ARM	Refinance	Primary	MA	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

										*** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
501964080	1	1	ARM	Refinance	Primary	WI	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004. - EV2

										*** (OPEN) Wisconsin Late Charge Grace Period Testing > $25,000: Note grace period less than minimum per state. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
419701452	1	1	ARM	Refinance	Primary	PA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Agreement Signed Date: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
707244660	1	1	ARM	Refinance	Primary	AL	2	*** (OPEN) Alabama Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
276075264	1	1	ARM	Refinance	Primary	MO	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004. - EV2

										*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
139213908	1	1	ARM	Purchase	Primary	KY	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
469225560	1	2	ARM	Refinance	Primary	PA	2	*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Agreement Signed Date: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
678972840	1	1	ARM	Refinance	Investment	OH			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
791859840	1	1	ARM	Purchase	Primary	IL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
268244712	1	1	ARM	Refinance	Primary	KS	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
877654284	1	1	ARM	Refinance	Primary	NC			2	*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
721233480	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Agreement Signed Date: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 01/XX/2005. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
309627516	1	1	ARM	Refinance	Primary	MS	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Agreement Signed Date: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005. - EV2

										*** (CLEARED) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
272745636	1	1	ARM	Purchase	Primary	NC	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

										*** (OPEN) Federal HELOC Agreement Signed Date: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2	There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
739334784	1	1	ARM	Refinance	Primary	LA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2	There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
350640804	1	1	ARM	Refinance	Primary	AL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
836129052	1	1	ARM	Refinance	Primary	NC	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Agreement Signed Date: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

										*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
807449232	1	1	ARM	Refinance	Primary	OH	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
517250688	1	1	ARM	Refinance	Primary	KY	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
260341452	1	1	ARM	Refinance	Primary	AZ	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2

*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
442175196	1	1	ARM	Refinance	Investment	OH			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
218660844	1	1	ARM	Refinance	Primary	PA			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
969007404	1	1	ARM	Refinance	Primary	LA	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Federal HELOC Agreement Signed Date: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
288621876	1	1	ARM	Refinance	Investment	IN			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
825411096	1	1	ARM	Purchase	Primary	OH			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
383178132	1	1	ARM	Refinance	Primary	IL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
405862032	1	1	ARM	Refinance	Second Home	OH			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
568338516	1	1	ARM	Refinance	Primary	VA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
786678648	1	1	ARM	Refinance	Primary	RI	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2

										*** (CLEARED) Federal HELOC Non Refundable Fee: Truth in Lending Act (HELOC): Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure. - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
245360616	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) Federal HELOC Billing Rights Disclosure Missing: Unable to test billing rights due to missing information. - EV2

										*** (OPEN) Federal HELOC Agreement Missing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
863762076	1	1	ARM	Refinance	Primary	CA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
869034900	1	1	ARM	Refinance	Primary	LA	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Agreement Signed Date: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
951207888	1	1	ARM	Refinance	Primary	IA	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
515501712	1	1	ARM	Refinance	Second Home	FL	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
761068500	1	1	ARM	Refinance	Investment	IN		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment) - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
197201028	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
318987240	1	1	ARM	Refinance	Primary	MA	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005. - EV2

*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
913475424	1	2	ARM	Refinance	Primary	NY	2	*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (CLEARED) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
793665588	1	1	ARM	Refinance	Primary	MI	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Agreement Signed Date: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
573308556	1	1	ARM	Refinance	Primary	MD	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

										*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
832066716	1	1	ARM	Refinance	Primary	AZ	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

										*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
789368424	1	1	ARM	Purchase	Primary	FL	2	*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

										*** (OPEN) Federal HELOC Agreement Signed Date: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
237345804	1	1	ARM	Refinance	Investment	MO		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
976988352	1	1	ARM	Refinance	Primary	MI	2	*** (OPEN) FNMA2000 Points and Fees: FNMA Points and Fees on subject loan of xxx% is in excess of the allowable maximum of the greater of xxx% of the Original Line Limit and $xxx (2007). FNMA Finance Charge total $xxx on a Original Line Limit of $xxx vs. an allowable total of $xxx and $xxx (2007) (an overage of $xxx or xxx%). - EV2

*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

										*** (OPEN) Federal HELOC Important Terms Provided: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
469886904	1	1	ARM	Refinance	Primary	AZ	2	*** (OPEN) FNMA2000 Points and Fees: FNMA Points and Fees on subject loan of xxx% is in excess of the allowable maximum of the greater of xxx% of the Original Line Limit and $xxx (2007). FNMA Finance Charge total $xxx on a Original Line Limit of $xxx vs. an allowable total of $xxx and $xxx (2007) (an overage of $xxx or xxx%). - EV2

*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Estimated HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
570420156	1	1	ARM	Refinance	Primary	AL			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
605875764	1	1	ARM	Refinance	Primary	IA	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
478748316	1	1	ARM	Purchase	Primary	PA	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) Purchase HELOC Right to Rescind Form Test: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a purchase transaction. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (CLEARED) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
964198716	1	1	ARM	Refinance	Investment	OH	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
371841660	1	1	ARM	Refinance	Investment	LA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
388039608	1	1	ARM	Refinance	Primary	NJ			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
381180156	1	1	ARM	Refinance	Second Home	FL	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
241315866	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Agreement Signed Date: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
486810936	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
448203984	1	1	ARM	Refinance	Primary	VA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - G-5 or H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The G-5 or H-8 form was used, the G-7 form should have been used. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
834897000	1	1	ARM	Refinance	Primary	WI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

										*** (OPEN) Wisconsin Late Charge Grace Period Testing > $25,000: Note grace period less than minimum per state. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
740016048	1	1	ARM	Refinance	Primary	MA	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Agreement Signed Date: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2	The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
797855760	1	1	ARM	Refinance	Primary	FL	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

										*** (OPEN) Federal HELOC Brochure Provided: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
530182752	1	1	ARM	Refinance	Primary	PA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2

										*** (OPEN) Federal HELOC Important Terms Provided: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
813047748	1	1	ARM	Refinance	Primary	PA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
511912128	1	1	ARM	Refinance	Primary	IN		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1	*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
218578176	1	1	ARM	Refinance	Primary	KS			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
412896780	1	1	ARM	Refinance	Primary	OR	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Agreement Signed Date: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2018. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
955742676	1	1	ARM	Refinance	Second Home	AZ	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
870292962	1	1	ARM	Refinance	Primary	NC	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
290039184	1	1	ARM	Refinance	Primary	OR	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind - G-5 or H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The G-5 or H-8 form was used, the G-7 form should have been used. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
153708696	1	1	ARM	Refinance	Primary	AZ	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
200189028	1	1	ARM	Refinance	Primary	CO			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
349184652	1	1	ARM	Refinance	Second Home	AZ	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
855150660	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
901569240	1	1	ARM	Refinance	Investment	PA			2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2002 used as disbursement date for compliance testing. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
344684724	1	1	ARM	Refinance	Primary	NC	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
689062680	1	1	ARM	Refinance	Primary	AZ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
631827540	1	1	ARM	Refinance	Primary	WI	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
682885488	1	1	ARM	Refinance	Primary	PA	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
344186232	1	1	ARM	Refinance	Primary	PA	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
505564620	1	1	ARM	Refinance	Primary	NC	2	*** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
332351253	1	2	ARM	Refinance	Primary	CA	*** (OPEN) Note Error: Principal and interest payment is blank. - EV3	2	*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Tax Advisor Statement: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor. - EV2

										*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
633307596	1	1	ARM	Purchase	Primary	MO	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
211360164	1	1	ARM	Refinance	Primary	AL	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Agreement Signed Date: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2003, prior to three (3) business days from transaction date of 11/XX/2003. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
192192312	1	1	ARM	Refinance	Primary	MO	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
277722648	1	1	ARM	Refinance	Primary	IN	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
587329248	1	1	ARM	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Tax Advisor Statement: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor. - EV2

*** (OPEN) Broker Initial Disclosure provided date is less than 7 days prior to consummation. Please confirm date input reflects the appropriate date.: Disclosure: Broker Initial Disclosure - EV1

										*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
511773684	1	1	ARM	Refinance	Primary	PA	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2003, prior to three (3) business days from transaction date of 12/XX/2003. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
565012872	1	1	ARM	Refinance	Primary	IN	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
353684580	1	1	ARM	Refinance	Primary	AL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
192842532	1	1	ARM	Purchase	Primary	IA	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
484224324	1	1	ARM	Refinance	Primary	IN			1	*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
613329828	1	1	ARM	Refinance	Primary	NC	3	*** (OPEN) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	Assignee liability is unclear. A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	No
555224472	1	1	ARM	Refinance	Primary	MO			2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
481013220	1	1	ARM	Purchase	Primary	UT	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped are less than those disclosed in HELOC Agreement. Fees from HUD1, not signed or stamped used in any federal, state, and local high cost testing. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
345185712	1	1	ARM	Refinance	Primary	PA	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

										*** (OPEN) Federal HELOC Brochure Provided: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
729870804	1	1	ARM	Refinance	Primary	OH	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
922322892	1	1	ARM	Refinance	Primary	PA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
724769280	1	1	ARM	Refinance	Primary	MO	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

										*** (OPEN) Federal HELOC Brochure Provided: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
552890556	1	1	ARM	Refinance	Primary	IN	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
455181792	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
245999052	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
277288908	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
800419464	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
846547212	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
382283724	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
191147340	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
732530112	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
205482768	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
258988884	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
736567896	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
598152780	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
366587760	1	1	Fixed	Refinance	Primary	IN	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
435057780	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
601245360	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	3	*** (OPEN) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	No	No	N/A
603572016	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
959829264	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
838100136	1	1	Fixed	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2	There is no Assignee Liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
369244092	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
427443360	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
827315448	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
499026876	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
814067436	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
670215372	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
255470016	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
468475572	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
868000056	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
964056288	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
820901208	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
909344016	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
590876362	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
365187384	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
591025404	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2

*** (CLEARED) Cook County HB 4050: IL Cook County (HB 4050) - Certificate of Compliance or Exemption not attached to mortgage for recording. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
498180072	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
327019668	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
720085092	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
391125216	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
184992600	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
550266096	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
690427200	1	1	Fixed	Refinance	Primary	VA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
892668984	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
865898496	1	1	Fixed	Refinance	Primary	GA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
853796100	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
793899648	1	1	Fixed	Refinance	Primary	MO	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) Note Error: Note grace period days less than minimum per state - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
369685212	1	1	Fixed	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002. - EV2

*** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2003, prior to three (3) business days from transaction date of 02/XX/2003. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
386119320	1	2	Fixed	Refinance	Primary	AR	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
398584056	1	1	Fixed	Refinance	Primary	PA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
627608484	1	1	Fixed	Refinance	Second Home	NJ	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
756836496	1	2	Fixed	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
213852156	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
242352696	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
606561012	1	2	Fixed	Refinance	Primary	GA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
880241967	1	1	Fixed	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
126063720	1	1	Fixed	Refinance	Primary	TN	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
346367964	1	1	Fixed	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
726739368	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
261305580	1	1	Fixed	Refinance	UTD	TN	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Incomplete Document: Right to Cancel (RTC) is incomplete - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
549560928	1	2	Fixed	Refinance	Primary	MD	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
636283644	1	2	Fixed	Refinance	Primary	PA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
722271108	1	1	Fixed	Refinance	Primary	CT	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
508701024	1	1	Fixed	Refinance	Primary	PA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
859683456	1	1	Fixed	Refinance	Primary	NC	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
832824324	1	1	Fixed	Refinance	Primary	MD	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
934961136	1	1	Fixed	Refinance	Primary	GA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
124095036	1	1	Fixed	Refinance	Investment	OK	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
306214224	1	2	Fixed	UTD	Primary	OR	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
876764928	1	1	Fixed	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
339983604	1	2	Fixed	Refinance	Primary	MO	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
452041572	1	2	Fixed	Refinance	Investment	MO	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
933363552	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
442156272	1	1	Fixed	Refinance	Primary	CT	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
982722324	1	1	Fixed	Refinance	Primary	NC	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
180696312	1	2	Fixed	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
413067096	1	2	Fixed	Refinance	Investment	TN	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

										*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
990900480	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
230884752	1	2	Fixed	Refinance	Primary	FL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
870984072	1	1	Fixed	Refinance	Primary	PA	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2008, prior to three (3) business days from transaction date of 10/XX/2008. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
428077812	1	2	ARM	Purchase	Primary	MD	2	*** (OPEN) Federal HELOC Brochure Provided: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2

										*** (OPEN) Federal HELOC Important Terms Provided: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
564869448	1	2	ARM	Purchase	Primary	NY	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2

*** (OPEN) Federal HELOC Interest Rate Match APR: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
572424108	1	2	Fixed	Refinance	Primary	NJ	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
430463232	1	2	Fixed	Purchase	Investment	UT	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
315341568	1	2	ARM	Construction-Permanent	Primary	NJ	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal HELOC Interest Rate Match APR: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Agreement Signed Date: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

										*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
317886348	1	2	ARM	Refinance	Primary	NJ	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) HELOC Right To Rescind - G-7 or H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance transaction by a creditor that is not considered the original creditor. The G-7 or H-9 form was used, the G-5 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Federal HELOC Interest Rate Match APR: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
713214684	1	2	Fixed	Refinance	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	No	No	No
419953440	1	2	Fixed	Refinance	Primary	MN			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
204285576	1	2	ARM	Refinance	Primary	NJ	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
533741460	1	2	Fixed	Refinance	Primary	NM		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	Yes	No	No	No
893464260	1	2	Fixed	Refinance	Primary	NJ		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
707893056	1	2	Fixed	Refinance	Primary	NY	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
445288692	1	2	Fixed	Purchase	Primary	TX			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
808489056	1	2	Fixed	Purchase	Primary	NY	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

										*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
198192072	1	2	Fixed	Refinance	Primary	CA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
189257928	1	2	Fixed	Refinance	Primary	NY			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
976970424	1	2	Fixed	Refinance	Primary	CA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RD	D	D	D	D	Yes	No	No	No
182406444	1	2	ARM	Purchase	Primary	CA	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

										*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	N/A	N/A	N/A
838984584	1	2	Fixed	Purchase	Primary	TX	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
645925401	1	2	Fixed	Purchase	Primary	TX	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2		Yes	RD	D	D	D	D	Yes	N/A	N/A	No
546183492	1	2	ARM	Refinance	Primary	CA			2	*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
555320796	1	2	Fixed	Refinance	Primary	NY			1			Yes	RA	A	A	A	A	Yes	No	No	No
387604356	1	2	Fixed	Refinance	Primary	NJ			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
983553984	1	2	Fixed	Refinance	Primary	MS		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
537736416	1	2	Fixed	Refinance	Primary	MA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2	The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
281396892	1	2	ARM	Refinance	Primary	NJ		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
309283896	1	2	ARM	Refinance	Primary	FL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
864748116	1	2	Fixed	Purchase	Primary	NY			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
194289720	1	2	Fixed	Refinance	Primary	AR		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	No
344835120	1	2	Fixed	Refinance	Primary	NJ		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
225356952	1	2	Fixed	Purchase	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
753941124	1			Refinance	Primary				3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No	RD	D	D	D	D	UTD		N/A	N/A
437576664	1	2	ARM	Purchase	Primary	IL	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Agreement Signed Date: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
674782515	1	2	Fixed	Purchase	Primary	TX	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
124525896	1	2	Fixed	Refinance	Primary	MA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Incorrect Appraisal Form type: Appraisal Form 1073/465 used for incorrect Subject property type. - EV2	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.	Yes	RB	B	B	B	B	Yes	No	No	No
514996740	1	2	Fixed	Refinance	Primary	PA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
213846180	1	2	Fixed	Purchase	Primary	HI			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
446367360	1	2	Fixed	Purchase	Primary	NY		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
784586052	1	2	Fixed	Purchase	Primary	CA			1	*** (OPEN) Originator Application Date is less than 7 days prior to consummation. Please confirm date input reflects the appropriate date. - EV1		Yes	RA	A	A	A	A	Yes	N/A	N/A	No
950457900	1	2	Fixed	Refinance	Primary	NM		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
358836888	1	2	Fixed	Refinance	Primary	MN	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
743216196	1	2	Fixed	Purchase	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
696672132	1			Refinance	Primary				3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No	RD	D	D	D	D	UTD		N/A	N/A
976393740	1	2	Fixed	Purchase	Primary	NJ			2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
640574376	1	2	Fixed	Refinance	Primary	NJ		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
303158496	1	2	Fixed	Refinance	Primary	CT	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
548664528	1	2	Fixed	Purchase	Primary	CT			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
943712988	1	2	Fixed	Refinance	Primary	NJ		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
474202575	1	2	Fixed	Refinance	Primary	NY			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
128683200	1	2	Fixed	Refinance	Primary	NJ		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
608237280	1	2	Fixed	Refinance	Primary	MD	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
147894084	1	2	ARM	Purchase	Primary	NY	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
858712356	1	2	Fixed	Refinance	Primary	MO		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
328619244	1	2	Fixed	Refinance	Primary	MD	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Valuation: - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
277384008	1	2	Fixed	Purchase	Primary	CT			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
966802260	1	2	Fixed	Refinance	Primary	IL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	No
408570156	1	2	Fixed	Refinance	Primary	UT	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
836324268	1	2	Fixed	Refinance	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	No	No	No
551377944	1	2	Fixed	Refinance	Primary	AZ	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
939243936	1	2	Fixed	Purchase	Primary	WY	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Wyoming Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
620108604	1	2	Fixed	Purchase	Primary	NY			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
246973140	1	2	ARM	Refinance	Primary	CA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1	*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
121863588	1	2	Fixed	Purchase	Primary	NY		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
280352088	1	2	Fixed	Refinance	Primary	PA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
356626764	1	2	Fixed	Refinance	Primary	OR			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
143489736	1	2	Fixed	Purchase	Primary	NJ			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
694521756	1	2	Fixed	Refinance	Primary	NJ	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
297531096	1	2	Fixed	Refinance	Primary	OR		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
738544956	1	2	Fixed	Refinance	Primary	MA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2	The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.	Yes	RB	B	B	B	B	Yes	No	No	No
955463796	1	2	Fixed	Purchase	Primary	UT	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
604745304	1	2	Fixed	Refinance	Primary	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
610176492	1	2	Fixed	Purchase	Second Home	TX			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
659462556	1	2	Fixed	Refinance	Primary	IN		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
775742568	1	2	Fixed	Refinance	Primary	CA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
944102424	1	2	Fixed	Refinance	Primary	MI		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
123527904	1	2	ARM	Purchase	Primary	NY			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
514114284	1	2	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
443165220	1	2	ARM	Purchase	Primary	UT	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2

*** (OPEN) Federal HELOC Tax Advisor Statement: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
932462172	1	2	Fixed	Refinance	Primary	NY			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
652313268	1	2	ARM	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Agreement Signed Date: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

										*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
758669652	1	2	Fixed	Refinance	Primary	NY			1			Yes	RA	A	A	A	A	Yes	No	No	No
859165632	1	2	Fixed	Refinance	Primary	NC			1			Yes	RA	A	A	A	A	Yes	No	No	No
787098960	1	2	Fixed	Refinance	Primary	ID		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) ID RMPA Lock-In/Float Disclosure - EV2	The Residential Mortgage Practices Act does not appear to provide for assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
556177752	1	2	ARM	Refinance	Primary	NY	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
732573936	1	2	Fixed	Refinance	Primary	MS			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
302487900	1	2	Fixed	Refinance	Primary	WA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
989622612	1	2	Fixed	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	No
326455932	1	2	Fixed	Refinance	Primary	VA	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

										*** (OPEN) Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
681832716	1	2	Fixed	Refinance	Primary	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
104531196	1	2	Fixed	Refinance	Primary	VA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
228684588	1	2	Fixed	Refinance	Primary	MD		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	No
217491300	1	2	Fixed	Refinance	Primary	AZ		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
634721916	1	2	Fixed	Purchase	Primary	TX	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
925619652	1	2	Fixed	Refinance	Primary	NY	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
478351908	1	2	Fixed	Refinance	Primary	MA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	3	*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Test: Massachusetts Home Loan: Unable to determine if mortgage loan was refinanced within 60 months without providing a tangible net benefit to the borrower due to missing prior loan information. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) Massachusetts Borrower Interest Safe Harbor 2004: Massachusetts Home Loan: Mortgage loan does not qualify under Borrower's Interest Safe Harbor for anti-flipping provisions. - EV1

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RC	C	C	C	C	Yes	No	No	No
895316352	1	2	Fixed	Refinance	Primary	NY	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
430899480	1	2	Fixed	Refinance	Primary	NY	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
348036264	1	2	Fixed	Refinance	Primary	WA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
246293868	1	2	Fixed	Refinance	Primary	MD			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
169293228	1	2	Fixed	Refinance	Primary	FL	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
632548644	1	2	Fixed	Refinance	Primary	CT	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
126872472	1	2	Fixed	Refinance	Primary	KS		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
794779116	1	2	Fixed	Refinance	Primary	NJ		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
926593740	1	2	Fixed	Refinance	Primary	WV		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
955095276	1	2	Fixed	Refinance	Primary	MD		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
342549300	1	2	ARM	Refinance	Primary	MD	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TIL Right To Rescind - G-5 or H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The G-5 or H-8 form was used, the G-7 form should have been used. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
968461596	1	2	Fixed	Refinance	Primary	NY	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
834466620	1	2	Fixed	Refinance	Primary	IL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
245529936	1	2	Fixed	Refinance	Second Home	NY			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
234438480	1	2	Fixed	Refinance	Primary	VA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
843055236	1	2	Fixed	Refinance	Primary	NY		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
286740432	1	2	Fixed	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
648770496	1	2	Fixed	Refinance	Primary	WA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
110758188	1	2	Fixed	Refinance	Primary	NV	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
467875980	1	2	ARM	Purchase	Primary	CA	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Estimated HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Non Refundable Fee: Truth in Lending Act (HELOC): Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
482423556	1	2	Fixed	Refinance	Primary	MA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

										*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2	The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.	Yes	RB	B	B	B	B	Yes	No	No	No
294728352	1	2	ARM	Refinance	Primary	IL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
889011672	1	2	ARM	Refinance	Primary	IL	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Agreement Signed Date: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
702372228	1	2	Fixed	Refinance	Primary	NY	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
629746896	1	2	ARM	Refinance	Primary	NY	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - G-5 or H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The G-5 or H-8 form was used, the G-7 form should have been used. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
556116600	1	2	Fixed	Refinance	Primary	VA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
553045932	1	2	ARM	Refinance	Primary	NJ			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
719599044	1	2	Fixed	Refinance	Primary	MN	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
490885572	1	2	Fixed	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
827258676	1	2	Fixed	Refinance	Primary	OH	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Ohio CSPA Ability to Repay Reliable Documentation: Ohio Consumer Sales Practices Act: Borrower's ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
434163372	1	2	Fixed	Purchase	Primary	DC	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	3	*** (OPEN) Late Charge Type Missing: Late Charge Type was not provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
572215944	1	2	Fixed	Purchase	Primary	NY	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
679798884	1	2	Fixed	Refinance	Primary	NY	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
265858296	1	2	Fixed	Purchase	Primary	CA	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	N/A	N/A	No
353911668	1	2		Refinance	Primary	CA			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No	RD	D	D	D	D	UTD		N/A	N/A
729013236	1	2	Fixed	Purchase	Primary	CA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
198682080	1	2	Fixed	Refinance	Primary	VA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										*** (OPEN) Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
779402868	1	2	Fixed	Purchase	Primary	NJ	3	*** (OPEN) HUD Error: Contract sales price is blank. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	No
634758768	1	2	Fixed	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	3	*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
636779652	1	2	Fixed	Purchase	Primary	MD	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
266638164	1	2	Fixed	Refinance	Primary	NJ	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
342753480	1	2	Fixed	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
706178940	1	2	Fixed	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
632246856	1	2	Fixed	Refinance	Primary	NJ	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
440277816	1	1	ARM	Refinance	UTD	FL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	N/A	N/A	N/A
622770912	1	2	ARM	Refinance	Primary	FL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	N/A	N/A	N/A
600610908	1	2	ARM	Refinance	UTD	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2

*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

										*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	N/A	N/A	No
141362280	1	2	ARM	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
716233560	1	2	ARM	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	N/A	N/A	N/A
854861820	1	2	ARM	UTD	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Documents: Missing other financing information.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	N/A	N/A	N/A
991370592	1	2	ARM	UTD	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	N/A	N/A	N/A
538691580	1	2	ARM	UTD	UTD	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Documents: Missing other financing information.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	N/A	N/A	No
289016292	1	2	ARM	Refinance	Primary	NJ	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) New Jersey Home Loan Late Charge: New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2	Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor of the loan. Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee: (1) Within six years of the closing of covered home loan, a violation of the Act as an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim. The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default. Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action. Additionally, the statute provides for punitive damages.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	N/A	N/A	No
877409268	1	2	Fixed	Purchase	Primary	SC	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
515079396	1	2	Fixed	Refinance	Primary	RI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Rhode Island Last Transaction Date Missing: Last Transaction Date Missing. Unable to conclusively determine if loan is subject to Rhode Island Tangible Net Benefit - EV3

*** (OPEN) Rhode Island Application Disclosure: Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided. - EV3

*** (OPEN) Rhode Island Home Loan Disclosure: Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided. - EV3

*** (OPEN) Rhode Island TNB Disclosure: Rhode Island Home Loan: Tangible Net Benefit Disclosure not provided to borrower for refinance within 60 months. - EV3

*** (OPEN) Rhode Island Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information. - EV3

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	No	No	No
716276388	1	2	Fixed	Refinance	Primary	NJ	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
246740076	1	2	Fixed	Refinance	Primary	DC	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
567234948	1	2	Fixed	Refinance	Primary	NY	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
648631056	1	2	Fixed	Refinance	Primary	NY	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
164916684	1	2	Fixed	Refinance	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
551860692	1	2	Fixed	Purchase	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	3	*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	N/A	N/A	No
365505108	1	2	Fixed	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
334545444	1	2	Fixed	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
340226628	1	2	Fixed	Refinance	UTD	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
609323916	1	2	Fixed	Refinance	Primary	NJ	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) New Jersey Home Loan Late Charge: New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor of the loan. Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee: (1) Within six years of the closing of covered home loan, a violation of the Act as an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim. The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default. Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action. Additionally, the statute provides for punitive damages.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	No	No	No
122463180	1	2	Fixed	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
412634832	1	2	Fixed	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
155674800	1	2	Fixed	Refinance	Primary	PA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2	There is no Assignee Liability. TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
962858100	1	2	Fixed	Refinance	Primary	MO	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
885963912	1	2	Fixed	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
921470316	1	2	Fixed	Refinance	Primary	MA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Massachusetts Greater Than $6,000 Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
699690996	1	2	Fixed	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
475943580	1	2	Fixed	Refinance	Primary	MA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Massachusetts Greater Than $6,000 Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
223491060	1	2	Fixed	Refinance	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
107955444	1	2	Fixed	Refinance	Primary	NJ	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
597876084	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (CLEARED) Missing Document: HUD-1 Addendum not provided - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
438268884	1	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
838440768	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
136111368	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
259308600	1	1	Fixed	Refinance	Primary	OH	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
300780048	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
636815508	1	1	Fixed	Refinance	Primary	PA	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2000. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
475678644	1	1	Fixed	Refinance	Primary	IN	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
136962948	1	1	Fixed	Refinance	Primary	OH		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
580715808	1	1	Fixed	Refinance	Primary	GA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
382744872	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
426966276	1	1	Fixed	Refinance	Primary	MS			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2001. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
323373312	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2001, prior to three (3) business days from transaction date of 05/XX/2001. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
623196204	1	1	Fixed	Refinance	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
800467272	1	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
162485448	1	1	Fixed	Refinance	Primary	GA	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
345006432	1	1	Fixed	Refinance	Primary	IN			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
250503960	1	1	ARM	Purchase	Primary	MD	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
607702428	1	1	Fixed	Refinance	Primary	NC	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/1999, prior to three (3) business days from transaction date of 08/XX/1999. - EV2	TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
926927400	1	1	ARM	Purchase	Primary	WA	2	*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
426032028	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/1999. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
176546976	1	1	ARM	Purchase	Primary	CA	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2000. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
730970760	1	1	Fixed	Refinance	Primary	MS	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Mississippi Late Charge Percent and Amount Testing > $100,000: Note late charge exceeds maximum per state. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
349099992	1	1	Fixed	Refinance	Primary	MN			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
264803532	1	1	Fixed	Refinance	Primary	AZ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
138076476	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2004, prior to three (3) business days from transaction date of 08/XX/2004. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
621276912	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
553853688	1	1	Fixed	Refinance	Primary	OH	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
270218784	1	1	Fixed	Refinance	Primary	GA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
381450072	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
347049228	1	1	Fixed	Refinance	Primary	MA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Massachusetts Greater Than $6,000 Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
426852732	1	1	Fixed	Purchase	Primary	NJ	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2002. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
898043400	1	1	Fixed	Refinance	Primary	AZ	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2002, prior to three (3) business days from transaction date of 08/XX/2002. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
868002048	1	1	Fixed	Refinance	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
688500936	1	1	Fixed	Refinance	Primary	PA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
831462792	1	1	Fixed	Purchase	Primary	NY			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
228710484	1	1	Fixed	Refinance	Primary	PA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
726349932	1	1	Fixed	Refinance	Primary	NJ	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

										*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
172743252	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
537246384	1	1	Fixed	Purchase	Primary	NY		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
956861724	1	1	Fixed	Refinance	Primary	NY	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
144806448	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
290849928	1	1	Fixed	Purchase	Primary	FL	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
384384624	1	1	ARM	Refinance	Primary	CA	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	No
791463432	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
170062020	1	1	ARM	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
780993480	1	1	ARM	Purchase	Primary	NV	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
308734104	1	1	Fixed	Refinance	Primary	TN			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
829700868	1	1	ARM	Purchase	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

										*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
528072228	1	1	ARM	Purchase	Primary	FL	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
419662608	1	1	ARM	Refinance	Primary	NV	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
860740212	1	1	ARM	Purchase	Primary	CA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
844386888	1	1	Fixed	Refinance	Primary	GA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
654436740	1	1	Fixed	Refinance	Primary	IN		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
170265204	1	2	Fixed	Refinance	Primary	OR	*** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) Oregon Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
416218440	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
687613500	1	1	Fixed	Refinance	Primary	OH		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
822096408	1	1	Fixed	Refinance	Primary	IN		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
658046244	1	1	Fixed	Refinance	Primary	DE	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1

										*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1		Yes	RB	B	B	B	B	Yes	No	No	N/A
387348384	1	1	Fixed	Refinance	Primary	ME	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
867982128	1	1	Fixed	Refinance	Primary	AZ	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1		Yes	RB	B	B	B	B	Yes	No	No	N/A
991560336	1	1	Fixed	Refinance	Primary	CA	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
652787364	1	1	Fixed	Refinance	Primary	GA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2008 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1		Yes	RB	B	B	B	B	Yes	No	No	No
296146656	1	1	Fixed	Refinance	Primary	WI	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1

										*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1		Yes	RB	B	B	B	B	Yes	No	No	No
793123764	1	1	Fixed	Refinance	Primary	FL	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
922069908	1	1	Fixed	Refinance	Primary	MD	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005. - EV2

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
968049252	1	1	Fixed	Refinance	Primary	NJ	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
465693744	1	1	Fixed	Refinance	Primary	OH	*** (CLEARED) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005. - EV2

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

										*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
540150720	1	1	Fixed	Refinance	Primary	MD	*** (CLEARED) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1

										*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1		Yes	RB	B	B	B	B	Yes	No	No	No
443727960	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
205854276	1	2	Fixed	Refinance	Primary	FL	*** (CLEARED) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2

										*** (CLEARED) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
280987536	1	1	Fixed	Refinance	Primary	MS	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002. - EV2

*** (OPEN) Mississippi Late Charge Percent and Amount Testing > $100,000: Note late charge exceeds maximum per state. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
667701468	1	1	Fixed	Refinance	Primary	ME	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
319537716	1	1	Fixed	Refinance	Primary	NY	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005. - EV2

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1

										*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
566348508	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
136846416	1	1	Fixed	Refinance	Primary	FL	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
445245864	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	There is no Assignee Liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
639083400	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004. - EV2

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

										*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1		Yes	RB	B	B	B	B	Yes	No	No	No
732378720	1	1	Fixed	Refinance	Primary	OH	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (CLEARED) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
352788180	1	1	Fixed	Refinance	Primary	NY	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
459358188	1	1	Fixed	Refinance	Primary	NH	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2

*** (CLEARED) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV1

*** (CLEARED) Broker Initial Disclosure Date: Unable to determine evidence of Initial Application Date from the Broker's Initial Disclosure due to missing information. - EV1

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
686442204	1	1	Fixed	Refinance	Primary	CA	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
229435572	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1		Yes	RB	B	B	B	B	Yes	No	No	No
287765316	1	1	Fixed	Refinance	Primary	TN	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

*** (CLEARED) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
274254576	1	1	Fixed	Refinance	Primary	NY	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
824976840	1	1	Fixed	Refinance	Primary	CA	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1		Yes	RB	B	B	B	B	Yes	No	No	No
482109816	1	1	Fixed	Refinance	Primary	OH	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
690602496	1	1	Fixed	Refinance	Primary	HI	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005. - EV2

*** (CLEARED) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV1

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
845475516	1	1	Fixed	Refinance	Primary	AZ	*** (CLEARED) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1

										*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
973951548	1	1	Fixed	Refinance	Primary	FL	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (CLEARED) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV1

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1

*** (CLEARED) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV1

										*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1		Yes	RB	B	B	B	B	Yes	No	No	No
294447480	1	1	Fixed	Refinance	Primary	GA	*** (CLEARED) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
503818632	1	1	Fixed	Refinance	Primary	SC		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
852246324	1	1	ARM	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing. - EV2

*** (OPEN) HELOC Right To Rescind - G-7 or H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was not executed on the proper Model Form for a refinance transaction by a creditor that is not considered the original creditor. The G-7 or H-9 form was used instead of the G-5 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Agreement Signed Date: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
767869284	1	1	ARM	Refinance	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
620937276	1	1	Fixed	Refinance	Primary	OH			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
486096804	1	1	ARM	Purchase	Primary	FL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

										*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
119695212	1	1	ARM	Refinance	Primary	FL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Unable to Test Right To Cancel due to missing information. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
363652548	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

										*** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
660369912	1	1	Fixed	Refinance	Primary	WI	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
227339988	1	1	ARM	UTD	UTD	FL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

										*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
454760652	1	1	Fixed	Refinance	Primary	AZ	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005. - EV2

*** (CLEARED) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV1

*** (CLEARED) Broker Initial Disclosure Date: Unable to determine evidence of Initial Application Date from the Broker's Initial Disclosure due to missing information. - EV1

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	There is no Assignee Liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
731867772	1	1	Fixed	Refinance	UTD	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
316801704	1	1	Fixed	Refinance	Primary	OH	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2

*** (CLEARED) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV1

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1

										*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
911975448	1	1	Fixed	Refinance	Primary	NY	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2

*** (CLEARED) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV1

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
501830616	1	1	Fixed	Refinance	Primary	TN	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
765048516	1	1	Fixed	Refinance	Primary	CA	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2

*** (CLEARED) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV1

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
251770872	1	1	Fixed	Refinance	Primary	PA	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
370706220	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1

										*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
248624508	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
827016648	1	1	Fixed	Refinance	Primary	MD	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2

*** (CLEARED) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV1

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
542804064	1	1	Fixed	Refinance	Investment	NJ	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

										*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
300338820	1	1	Fixed	Refinance	Primary	DE	*** (CLEARED) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2

*** (OPEN) Broker Initial Disclosure Date: Unable to determine evidence of Initial Application Date from the Broker's Initial Disclosure due to missing information. - EV1

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
937553724	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
376434216	1	1	Fixed	Refinance	Primary	FL	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
460215744	1	1	Fixed	Refinance	Primary	AZ	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2008. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1

										*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
638074476	1	1	ARM	Purchase	Primary	OH	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
114909516	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
296236296	1	1	Fixed	Refinance	Primary	OR	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
247405404	1	1	Fixed	Refinance	Primary	MD	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
356885721	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
944931096	1	1	Fixed	Refinance	Primary	GA			2	*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
347592048	1	1	Fixed	Refinance	Primary	ID	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) ID RMPA Lock-In/Float Disclosure - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											The Residential Mortgage Practices Act does not appear to provide for assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
464194764	1	1	Fixed	Refinance	Primary	IN	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
739006104	1	1	ARM	Refinance	Primary	NM	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Federal HELOC Agreement Signed Date: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

										*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
137473896	1	1	ARM	Refinance	Primary	OR	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Oregon Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

										*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
919263228	1	1	ARM	UTD	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2002. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2002, prior to three (3) business days from transaction date of 07/XX/2002. - EV2

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
727690548	1	1	ARM	Refinance	Primary	FL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2

*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Tax Advisor Statement: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	N/A	N/A	N/A
692644296	1	1	ARM	Refinance	Primary	PA	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004. - EV2

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
596445636	1	1	Fixed	Purchase	Primary	NY	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
911703540	1	1	Fixed	Refinance	Primary	NY	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
129468048	1	1	ARM	UTD	UTD	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Federal HELOC Interest Rate Match APR: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

										*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
270734712	1	1	ARM	Refinance	Primary	NJ	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) New Jersey Home Loan Late Charge: New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2	Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor of the loan. Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee: (1) Within six years of the closing of covered home loan, a violation of the Act as an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim. The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default. Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action. Additionally, the statute provides for punitive damages.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	N/A	N/A	No
752638356	1	1	ARM	UTD	Primary	FL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

										*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
970553196	1	1	ARM	Refinance	Primary	MD	*** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Maryland Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Agreement Signed Date: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
559722120	1	1	Fixed	Refinance	Primary	AZ	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
726705504	1	1	Fixed	Refinance	Primary	OH	*** (CLEARED) Missing Note Addendum: Note P&I does not match calculated P&I - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
687742980	1	1	Fixed	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	No
830545476	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
915577980	1	1	Fixed	Refinance	Primary	OH	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
561382452	1	1	Fixed	Refinance	Primary	OH	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
911421672	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
345662796	1	1	Fixed	Refinance	Primary	WI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
688770852	1	1	Fixed	Refinance	Primary	IN			1			Yes	RA	A	A	A	A	Yes	No	No	No
684921312	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
803809848	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
417888732	1	1	ARM	Purchase	Primary	MD	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
517580364	1	1	Fixed	Refinance	Primary	FL		*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
207367200	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
317919216	1	1	ARM	Refinance	Second Home	ME			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
228402720	1	1	ARM	Refinance	Primary	OR			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
164784216	1	1	Fixed	Refinance	Primary	VA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Virginia MLBA Broker Notice: Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											The secondary market purchase of a loan does not trigger coverage of the statute.	Yes	RB	B	B	B	B	Yes	No	No	N/A
929443296	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
747970080	1	1	Fixed	Refinance	Primary	ME			1			Yes	RA	A	A	A	A	Yes	No	No	No
511180068	1	1	Fixed	Refinance	Primary	PA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
532345068	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
589237584	1	1	Fixed	Refinance	Primary	NJ	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
800070864	1	1	Fixed	Refinance	Primary	OK	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
163671684	1	1	Fixed	Refinance	Primary	OK	*** (CLEARED) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
770993640	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
818361408	1	1	Fixed	Refinance	Primary	MO	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
346300236	1	1	Fixed	Refinance	Primary	MO	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
440377416	1	1	Fixed	Refinance	Primary	NJ	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
718873956	1	1	ARM	Refinance	Primary	MI	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

There is no Assignee Liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
724134828	1	1	Fixed	Refinance	Primary	NJ	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
420139692	1	1	ARM	Purchase	Primary	NJ	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
980961396	1	1	Fixed	Refinance	Primary	NE	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
654992508	1	1	Fixed	Refinance	Primary	MD	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
794773140	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
292451496	1	1	Fixed	Refinance	Primary	AZ	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
385754784	1	1	Fixed	Refinance	Primary	VA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
388071480	1	1	Fixed	Refinance	Primary	TN	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
511499784	1	1	Fixed	Refinance	Primary	WA	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
480384744	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
419165604	1	1	Fixed	Refinance	Primary	MA	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Massachusetts Greater Than $6,000 Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Massachusetts MLBR Document Type Missing: Massachusetts Mortgage Lender and Broker Regulations: Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type. - EV2

*** (OPEN) Massachusetts MLBR Ability To Repay Testing: Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2

*** (OPEN) Massachusetts Borrower Interest Safe Harbor 2004: Massachusetts Home Loan: Mortgage loan does not qualify under Borrower's Interest Safe Harbor for anti-flipping provisions. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
795392652	1	1	Fixed	Refinance	Primary	TN			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
533330112	1	1	ARM	Purchase	Primary	CA	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
310430292	1	1	Fixed	Purchase	Primary	NY			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
222618948	1	1	ARM	Purchase	Second Home	IL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
818573556	1	1	Fixed	Purchase	Primary	NY	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
496382496	1	1	ARM	Purchase	Primary	NY	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
941407248	1	1	Fixed	Purchase	Primary	NY			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
974642772	1	1	Fixed	Purchase	Primary	NY	*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
179586768	1	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
691137348	1	1	Fixed	Refinance	Primary	TX			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
906763728	1	1	ARM	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
913302120	1	1	Fixed	Refinance	Primary	WI	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) Wisconsin Late Charge Amount Testing First Lien: Note late charge exceeds maximum per state. - EV2

										*** (OPEN) Wisconsin Late Charge Grace Period Testing > $25,000: Note grace period less than minimum per state. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
409738464	1	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
879076572	1	1	ARM	Refinance	Primary	IA	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
261287652	1	1	Fixed	Purchase	Primary	DE	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
449375280	1	1	Fixed	Purchase	Primary	PA			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
312086640	1	1	Fixed	Purchase	Primary	CT			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
605036136	1	1	ARM	Refinance	Primary	MI	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
807622536	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
450531636	1	1	Fixed	Refinance	Primary	DE			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
332194884	1	1	Fixed	Refinance	Primary	WI			1			Yes	RA	A	A	A	A	Yes	No	No	No
854782140	1	1	Fixed	Refinance	Primary	IL			1			Yes	RA	A	A	A	A	Yes	No	No	No
375831636	1	1	Fixed	Purchase	Primary	NY	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
912750336	1	1	Fixed	Refinance	Primary	MO			2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
277473648	1	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
259140276	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
824169084	1	1	Fixed	Refinance	Primary	SC	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
434492052	1	1	Fixed	Purchase	Primary	NY			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
160961568	1	1	Fixed	Refinance	Primary	MS	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2008. - EV2

*** (OPEN) Mississippi Late Charge Percent and Amount Testing > $100,000: Note late charge exceeds maximum per state. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
476818068	1	1	Fixed	Purchase	Primary	CA	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
539711484	1	1	Fixed	Refinance	Primary	OH			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
951765648	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
526978920	1	1	Fixed	Refinance	Primary	NC	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2002. - EV2

										*** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
116637576	1	1	Fixed	Refinance	Primary	NY			2	*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
590018448	1	1	Fixed	Refinance	Primary	OH	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
474804156	1	1	Fixed	Refinance	Primary	NC	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2000. - EV2

										*** (OPEN) North Carolina CHL Prepayment Penalty: North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty. - EV2	Assignee liability is unclear. A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.	Yes	RB	B	B	B	B	Yes	No	No	N/A
500046780	1	1	Fixed	Refinance	Primary	OH	2	*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2001. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
225219504	1	1	Fixed	Refinance	Primary	NE			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
813897336	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
679739124	1	1	Fixed	Refinance	Primary	MS			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
284275332	1	1	Fixed	Refinance	Primary	OK			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
644279532	1	1	Fixed	Refinance	Primary	IL			1			Yes	RA	A	A	A	A	Yes	No	No	No
944271744	1	1	Fixed	Refinance	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
952441932	1	1	Fixed	Refinance	Primary	GA	2	*** (OPEN) Georgia HL Late Charge 2003: Georgia Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2	Assignee Liability: Any person who purchases, is assigned or otherwise becomes a holder of a high cost home loan will be subject to all affirmative claims and defenses that the borrower could assert against the creditor of the high cost home loan, including the right of rescission which applies regardless of whether the safe harbor provision is met. In an action brought by a borrower against an assignee: (i) the borrower may only assert the action individually and any relief granted may not exceed the sum of the amount of all remaining indebtedness of the borrower and reasonable attorneys' fees in the individual action; (ii) the borrower may only assert a claim of a violation of the flipping and prohibited high cost home loan provisions in response to the holder's notice of acceleration or foreclosure notice; and (iii) the borrower must bring the action within one year from the date of the occurrence of the violation, except in defense by recoupment or setoff.

Note: Loans originated between 10/1/02 and 3/6/03 are subject to the Original GAFLA. Rating Agencies will not rate GA loans originated during this time period.

Late Charge:
For loans subject to Original GAFLA (10/1/2002 to 3/6/2003), material violation.

											For loans not subject to Original GAFLA (on or after 3/7/03), late charge violations could be downgraded to an EV2 depending on statute of limitations.	Yes	RB	B	B	B	B	Yes	No	No	No
203932992	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
999260028	1	1	Fixed	Refinance	Primary	OH			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
585138048	1	1	Fixed	Refinance	Primary	GA	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
516761652	1	1	ARM	Refinance	Primary	AL	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
338438808	1	1	Fixed	Refinance	Primary	NH	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
904888908	1	1	Fixed	Refinance	Primary	MI			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
825966960	1	1	Fixed	Refinance	Primary	KY	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
157893681	1	1	ARM	Refinance	Primary	GA	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
635791620	1	1	Fixed	Refinance	Primary	OH	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
857965680	1	1	Fixed	Purchase	Primary	NJ	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
585096216	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

										*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
634437060	1	1	Fixed	Purchase	Primary	SC			2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
390137184	1	2	Fixed	Refinance	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
221053236	1	2	Fixed	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
671191452	1	2	Fixed	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
307485120	1	2	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
575604336	1	2	Fixed	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
978361836	1	2	Fixed	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
969787272	1	2	Fixed	Refinance	Primary	CA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
586515516	1	2	Fixed	Refinance	Primary	NY	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
863603712	1	2	Fixed	Refinance	Primary	CA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
153361092	1	2	Fixed	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
482098860	1	2	Fixed	Refinance	Primary	NV	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
344640900	1	2	Fixed	Refinance	Primary	NJ	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	3	*** (OPEN) New Jersey Home Loan Late Charge: New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor of the loan. Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee: (1) Within six years of the closing of covered home loan, a violation of the Act as an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim. The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default. Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action. Additionally, the statute provides for punitive damages.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											There is no Assignee Liability.	Yes	RC	C	C	C	C	Yes	No	No	No
568677252	1	2	Fixed	Purchase	Primary	NY	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

										*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
164666688	1	2	Fixed	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
789355896	1	2	Fixed	Purchase	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
836175864	1	2	Fixed	Refinance	Primary	CT	*** (OPEN) Missing Document: Security Instrument not provided - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
108728340	1	2	Fixed	Purchase	Primary	NY	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
644290488	1	2	Fixed	Purchase	Primary	NY	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
388825452	1	2	Fixed	Purchase	Primary	NY	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
415984380	1	2	Fixed	Purchase	Primary	NY	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

										*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
533144856	1	2	Fixed	Purchase	Primary	CA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
414303132	1	2	Fixed	Refinance	Primary	MD	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
584471547	1	2	Fixed	Refinance	Primary	MO	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) Missouri Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
561368508	1	2	Fixed	Purchase	Primary	NY		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
286746408	1	2	Fixed	Purchase	Primary	VA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
809556768	1	2	Fixed	Purchase	Primary	DC			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
869983092	1	2	Fixed	Purchase	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
270892080	1	2	Fixed	Refinance	Primary	NY			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
362626668	1	2	Fixed	Purchase	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
564044760	1	2	Fixed	Refinance	Primary	FL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
424630656	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
102534216	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
720633888	1	1	Fixed	Refinance	Primary	UT	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005. - EV2	There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
667773288	1	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
160694640	1	1	Fixed	Refinance	Primary	GA	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005. - EV2	There is no Assignee Liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
875399340	1	1	Fixed	Refinance	Primary	NV	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
225306156	1	1	Fixed	Refinance	Primary	TN	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
166893324	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
263689452	1	1	Fixed	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
824858316	1	1	Fixed	Refinance	Primary	OH	2	*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

										*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
547108776	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
966701664	1	1	Fixed	Refinance	Primary	NV	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
509778696	1	1	Fixed	Refinance	Primary	NV	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
383112396	1	1	Fixed	Refinance	Primary	GA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
446182104	1	1	Fixed	Refinance	Primary	CA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	No
452158104	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
886508724	1	1	Fixed	Refinance	Primary	GA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
221079132	1	1	Fixed	Refinance	Primary	WI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

										*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
340494552	1	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
842678748	1	1	Fixed	Refinance	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1990 used as disbursement date for compliance testing. - EV2

										*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/1990 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/1990. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
199992000	1	1	ARM	Refinance	Primary	MI	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
338735616	1	1	ARM	Purchase	Primary	CA	3	*** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
315655308	1	1	ARM	Purchase	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
819944052	1	1	ARM	Purchase	Primary	FL	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
922936428	1	1	ARM	Purchase	Investment	UT			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
339149952	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
101389812	1	1	ARM	Purchase	Primary	MD	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
308489088	1	1	ARM	Purchase	Primary	NJ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
544178232	1	1	ARM	Purchase	Primary	MD	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
405096108	1	1	ARM	Purchase	Primary	GA	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
130886352	1	1	ARM	Refinance	Primary	GA			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
463358124	1	1	Fixed	Purchase	Primary	CA	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
750849540	1	1	Fixed	Refinance	Primary	NC			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
721364952	1	1	Fixed	Refinance	Primary	KY		*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
151691796	1	1	ARM	Refinance	Primary	IN	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
883110372	1	1	Fixed	Refinance	Primary	LA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
860085840	1	1	ARM	Purchase	Primary	TX	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2	There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
651020460	1	1	Fixed	Refinance	Primary	MN	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
765423012	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
845666172	1	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
680079756	1	1	Fixed	Refinance	Primary	IN			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
175277076	1	1	Fixed	Refinance	Primary	PA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
403225620	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
816967320	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
264163104	1	1	Fixed	Refinance	Primary	MO	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
295542084	1	1	Fixed	Refinance	Primary	NY			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
796548012	1	1	Fixed	Refinance	Primary	TN		*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
330617220	1	1	Fixed	Refinance	Primary	MO	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
482997252	1	1	Fixed	Purchase	Primary	IL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
935578656	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
744872544	1	1	Fixed	Refinance	Primary	TN	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2008. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
785668572	1	1	ARM	Refinance	Primary	NC	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
416140752	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
698832444	1	1	Fixed	Refinance	Primary	IN			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
428200320	1	1	Fixed	Refinance	Primary	FL	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2

*** (CLEARED) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV1

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
102782220	1	1	Fixed	Refinance	Primary	MO	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005. - EV2

*** (CLEARED) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV1

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
353304108	1	1	Fixed	Refinance	Primary	NJ	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
154493820	1	1	Fixed	Refinance	Primary	HI	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
749943180	1	1	Fixed	Refinance	Primary	IL	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	There is no Assignee Liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
346986480	1	1	Fixed	Refinance	Primary	NJ	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
194705052	1	1	Fixed	Refinance	Primary	GA	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1		Yes	RB	B	B	B	B	Yes	No	No	No
308981112	1	1	Fixed	Refinance	Primary	SC	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) South Carolina CHL Tangible Net Benefit: Unable to test tangible net benefit due to missing information. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	Assignee Liability: The Act provides that the making of a consumer home loan or a high cost home loan that violates the home loan or high cost provisions is a violation of the law and the borrower has a right in action, other than a class action, to recover from the lender or party charged with the violation. It appears that assignees and purchasers would be subject to this liability. Damages can include actual damages, and a penalty of not less than $1,500 and not more than $7,500 for each loan transaction. Class actions are prohibited. A court may refuse to enforce an agreement that violates the Act. Costs and attorney fees may also be awarded.

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
536954556	1	1	Fixed	Refinance	Primary	GA	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
285953592	1	1	Fixed	Refinance	Primary	WA	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
551777928	1	1	Fixed	Refinance	Primary	OH	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2

*** (OPEN) Ohio CSPA Ability to Repay Reliable Documentation: Ohio Consumer Sales Practices Act: Borrower's ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio CSPA TNB Worksheet: Unable to test due to missing tangible net benefit information. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

There is no Assignee Liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
974237400	1	1	Fixed	Refinance	Primary	IL	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
490608684	1	1	Fixed	Refinance	Primary	OH	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

										*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
572977080	1	1	Fixed	Refinance	Primary	MD	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
316836564	1	1	Fixed	Refinance	Primary	CA	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
834508560	1	1	Fixed	Refinance	Primary	GA	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Georgia HL Arbitration Clause: Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	Assignee Liability: Purchasers and assignees of high cost home loans are subject to all affirmative claims and any defenses the borrower could assert against the original creditor or home improvement contractor where a home loan was made, arranged or assigned by the home improvement contractor. However, the foregoing does not apply to loans other than high cost home loans unless applicable law requires a certificate of occupancy, inspection or completion to be obtained and said certificate is not obtained. The statute provides for damages which may include: (i) actual damages; (ii) statutory damages equal to the recovery of twice the interest paid and forfeiture of interest for any violation relating to the financing of insurance or recommendation of default, loan flipping or any of the high cost prohibited terms and practices; (iii) punitive damages; (iv) costs and attorneys' fees; (v) injunctive, declaratory and other equitable relief; (vi) rescission for violations of the flipping, insurance, and encouragement of default provisions as well as the high cost home loan provisions; (vii) administrative penalties; and (viii) criminal penalties.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
725130828	1	1	Fixed	Refinance	Primary	MA	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Massachusetts Greater Than $6,000 Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Massachusetts Borrower's Interest Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information. - EV1

*** (CLEARED) Massachusetts Missing Document for Fee Testing: Massachusetts Home Loan: Unable to determine if the meets loan Borrower's Interest Safe Harbor due to missing document for fee testing. - EV1

*** (OPEN) Massachusetts Borrower Interest Safe Harbor 2004: Massachusetts Home Loan: Mortgage loan does not qualify under Borrower's Interest Safe Harbor for anti-flipping provisions. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.	Yes	RB	B	B	B	B	Yes	No	No	No
677312868	1	1	Fixed	Refinance	Primary	CT	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
913691556	1	1	Fixed	Refinance	Primary	TN	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) RTC Executed: TILA - Right To Cancel: Loan file contains evidence consumer rescinded loan. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1		Yes	RB	B	B	B	B	Yes	No	No	No
136340448	1	1	Fixed	Refinance	Primary	NJ	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1		Yes	RB	B	B	B	B	Yes	No	No	No
715875996	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005. - EV2

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1

										*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
795521136	1	1	Fixed	Refinance	Primary	FL	*** (CLEARED) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
949662012	1	1	Fixed	Refinance	Primary	AZ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
823279656	1	1	Fixed	Refinance	Primary	SC	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.	Yes	RB	B	B	B	B	Yes	No	No	No
260789568	1	1	Fixed	Refinance	Primary	AZ	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
874919268	1	1	Fixed	Refinance	Primary	PA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
606073968	1	1	Fixed	Refinance	Primary	LA	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
239401548	1	1	Fixed	Refinance	Primary	AZ	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
174317928	1	1	Fixed	Refinance	Primary	MO	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
431334732	1	1	Fixed	Refinance	Primary	AL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
223591056	1	1	Fixed	Refinance	Primary	CA	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2

*** (CLEARED) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV1

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
342736548	1	1	Fixed	Refinance	Primary	SC	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
641972796	1	1	Fixed	Refinance	Primary	NY	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
598499388	1	1	Fixed	Refinance	Primary	FL	*** (CLEARED) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
281759436	1	1	Fixed	Refinance	Primary	AZ	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1

										*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
338210724	1	1	Fixed	Refinance	Primary	MO	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1		Yes	RB	B	B	B	B	Yes	No	No	N/A
795848820	1	1	Fixed	Refinance	Primary	FL	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
892060428	1	1	Fixed	Refinance	Primary	PA	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
900904908	1	1	Fixed	Refinance	Primary	VA	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) Virginia MLBA Broker Notice: Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2

*** (CLEARED) Unable to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV1

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1

										*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1	The secondary market purchase of a loan does not trigger coverage of the statute.	Yes	RB	B	B	B	B	Yes	No	No	N/A
759024909	1	1	ARM	Purchase	Primary	VA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) Virginia MLBA Additional Compensation: Virginia Mortgage Lender and Broker Act: Mortgage broker has received compensation from the borrower other than that specified in the written agreement signed by the borrower. - EV2

										*** (OPEN) Virginia MLBA Dual Compensation: Virginia Mortgage Lender and Broker Act: Mortgage broker has received compensation from a lender of which he is a principal, partner, trustee, director, officer or employee - EV2	The secondary market purchase of a loan does not trigger coverage of the statute.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
604905660	1	1	Fixed	Purchase	Primary	IL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

										*** (OPEN) Originator Application Date is less than 7 days prior to consummation. Please confirm date input reflects the appropriate date. - EV1		Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
671451408	1	1	ARM	Purchase	Primary	CA	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
239581824	1	1	ARM	Purchase	Primary	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
458053428	1	1	Fixed	Refinance	Primary	TN			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
253246944	1	1	Fixed	Purchase	Primary	TX			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
139379244	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
747877476	1	1	Fixed	Refinance	Primary	LA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
687243984	1	1	ARM	Purchase	Primary	NJ	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
691824588	1	1	Fixed	Refinance	Primary	KS	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
368234148	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2	There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
703342332	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
339786408	1	1	Fixed	Refinance	Primary	WI	*** (CLEARED) Missing Document: Security Instrument not provided - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2002, prior to three (3) business days from transaction date of 08/XX/2002. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
117856680	1	1	ARM	Refinance	Investment	CA			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
632474940	1	1	ARM	Purchase	Primary	NV	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
735575880	1	1	Fixed	Refinance	Primary	IN		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
177277044	1	1	Fixed	Refinance	Primary	OH	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days from transaction date of 07/XX/2003. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
348481476	1	1	Fixed	Refinance	Primary	FL	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
517212840	1	1	Fixed	Purchase	Primary	FL	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
819684096	1	1	Fixed	Purchase	Primary	CT	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
963555300	1	1	Fixed	Purchase	Primary	UT	*** (CLEARED) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
499951164	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
277172856	1	1	Fixed	Purchase	Primary	NY			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
142942932	1	1	ARM	Refinance	Primary	NY	*** (CLEARED) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
289338000	1	1	Fixed	Purchase	Primary	TX			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2001. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
329478792	1	1	Fixed	Refinance	Primary	GA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
602510280	1	1	ARM	Refinance	Primary	IN	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
208381128	1	1	Fixed	UTD	UTD	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2002. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2002, prior to three (3) business days from transaction date of 11/XX/2002. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
903034356	1	1	ARM	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
310485072	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
722176692	1	1	ARM	Refinance	Primary	OH	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2003, prior to three (3) business days from transaction date of 04/XX/2005. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
226327056	1	1	Fixed	UTD	UTD	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
646480692	1	1	ARM	Refinance	Primary	MO	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2

										*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
956469756	1	1	Fixed	Refinance	Primary	LA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
941787720	1	1	Fixed	Refinance	Primary	MO	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
844171752	1	1	Fixed	Refinance	Primary	NV	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
665523441	1	1	ARM	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2

										*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
668130744	1	1	ARM	UTD	UTD	FL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

										*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
939411264	1	1	ARM	UTD	UTD	IN	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
282708624	1	1	ARM	Refinance	Primary	VA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

										*** (OPEN) Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
190650336	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

										*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2	There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
656917776	1	1	ARM	UTD	UTD	IL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

										*** (CLEARED) Missing Document: Incomplete loan images/file - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
758831484	1	1	ARM	Purchase	Primary	MD	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Maryland Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Agreement Signed Date: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

										*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
751229016	1	1	ARM	Refinance	UTD	NJ	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

										*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
771892032	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
838602120	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
785961528	1	1	Fixed	Refinance	Primary	GA	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Georgia HL Arbitration Clause: Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005. - EV2	Assignee Liability: Purchasers and assignees of high cost home loans are subject to all affirmative claims and any defenses the borrower could assert against the original creditor or home improvement contractor where a home loan was made, arranged or assigned by the home improvement contractor. However, the foregoing does not apply to loans other than high cost home loans unless applicable law requires a certificate of occupancy, inspection or completion to be obtained and said certificate is not obtained. The statute provides for damages which may include: (i) actual damages; (ii) statutory damages equal to the recovery of twice the interest paid and forfeiture of interest for any violation relating to the financing of insurance or recommendation of default, loan flipping or any of the high cost prohibited terms and practices; (iii) punitive damages; (iv) costs and attorneys' fees; (v) injunctive, declaratory and other equitable relief; (vi) rescission for violations of the flipping, insurance, and encouragement of default provisions as well as the high cost home loan provisions; (vii) administrative penalties; and (viii) criminal penalties.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
737966280	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
264066492	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
424215324	1	1	ARM	Refinance	Primary	NY			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
486479268	1	1	Fixed	Refinance	Primary	AL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
312877464	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
819035700	1	1	ARM	Refinance	Primary	CA			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
899765484	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
720134892	1	1	Fixed	Refinance	Primary	VA	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
577876884	1	1	Fixed	Refinance	Primary	PA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
246690132	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
177556920	1	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
691468020	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
674083836	1	1	Fixed	Refinance	Primary	TN	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
636084444	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
529363044	1	1	Fixed	Refinance	Primary	WI	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
436183260	1	1	ARM	Purchase	Primary	CA	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
830466780	1	1	Fixed	Refinance	Primary	ME	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
995249016	1	1	Fixed	Refinance	Primary	OH	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) Ohio CSPA Borrower Ability to Repay Testing: Ohio Consumer Sales Practices Act: File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio CSPA TNB Worksheet: Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
											The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.	Yes	RB	B	B	B	B	Yes	No	No	No
114431436	1	1	Fixed	Refinance	Primary	OK		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
589315272	1	1	Fixed	Refinance	Primary	AL			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
514566468	1	1	Fixed	Refinance	Primary	MO	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
784454580	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
934592616	1	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
706069380	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
266770632	1	1	Fixed	Refinance	Primary	GA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
240390384	1	1	Fixed	Refinance	Primary	WI		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	No
441693132	1	1	Fixed	Refinance	Primary	NM	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
612396576	1	1	Fixed	Refinance	Primary	GA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
547278108	1	1	Fixed	Refinance	Primary	AZ			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
654493512	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
704904060	1	1	Fixed	Refinance	Primary	VA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
151493940	1	1	Fixed	Refinance	Primary	GA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
229366848	1	1	Fixed	Refinance	Primary	NY	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
667059048	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
445439088	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
416363856	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
830716788	1	1	Fixed	Refinance	Primary	GA	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
835046400	1	1	Fixed	Refinance	Primary	AZ	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
772816320	1	1	ARM	Purchase	Primary	CA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
413263308	1	1	ARM	Purchase	Primary	VA	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
440102520	1	1	ARM	Purchase	Primary	SC	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
158684712	1	1	Fixed	Refinance	Primary	NY	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
402330216	1	1	ARM	Purchase	Primary	NJ	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
767809428	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
503494932	1	1	ARM	Refinance	Investment	NV			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
830225760	1	1	Fixed	Refinance	Primary	PA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
845342052	1	1	ARM	Purchase	Primary	NY	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
319070592	1	1	Fixed	Refinance	Primary	MO	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
977709456	1	1	Fixed	Refinance	Primary	AR	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
827933964	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
368385540	1	1	Fixed	Purchase	Primary	TX			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
634959960	1	1	ARM	Purchase	Primary	TN	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2	There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
442372404	1	1	Fixed	Purchase	Primary	NY		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
208426944	1	1	Fixed	Refinance	Primary	MO			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
258689652	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
791340924	1	1	Fixed	Refinance	Primary	KY	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
729170832	1	1	Fixed	Purchase	Primary	TX	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007. - EV2

										*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
377006916	1	1	Fixed	Refinance	Primary	GA			1			Yes	RA	A	A	A	A	Yes	No	No	No
510298608	1	1	Fixed	Refinance	Primary	VA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
235015164	1	1	Fixed	Purchase	Primary	CA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
658560180	1	1	Fixed	Refinance	Primary	MN			2	*** (OPEN) Minnesota Ability to Repay Reliable Documentation: Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
184676328	1	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
735170592	1	1	Fixed	Purchase	Primary	MO			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
905956620	1	1	Fixed	Refinance	Investment	FL		*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
589603116	1	1	Fixed	Refinance	Primary	CA	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
262388232	1	1	Fixed	Purchase	Primary	NY	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
151534428	1	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
786064116	1	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
487530048	1	1	Fixed	Refinance	Primary	NJ	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
418462428	1	1	Fixed	Purchase	Primary	NV			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
200425080	1	1	ARM	Purchase	Second Home	FL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
566056680	1	1	Fixed	Refinance	Primary	PA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
568862412	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
957446832	1	1	Fixed	Refinance	Primary	NH			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
925986180	1	1	ARM	Refinance	Primary	PA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
645656004	1	1	Fixed	Refinance	Primary	NY		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
789528204	1	1	Fixed	Refinance	Primary	WI	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
888930000	1	1	Fixed	Refinance	Primary	TN	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
298149612	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
709171632	1	1	Fixed	Refinance	Primary	PA	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2

*** (CLEARED) Missing Document: HUD-1 Addendum not provided - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
255340536	1	1	Fixed	Purchase	Primary	PA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
416851896	1	1	Fixed	Refinance	Primary	OH			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
822765720	1	1	Fixed	Refinance	Primary	WV			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
675618672	1	1	ARM	Refinance	Primary	WI	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
461770500	1	1	ARM	Refinance	Primary	MA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

										*** (OPEN) Massachusetts Borrower Interest Safe Harbor 2004: Massachusetts Home Loan: Mortgage loan does not qualify under Borrower's Interest Safe Harbor for anti-flipping provisions. - EV1	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
413283468	1	1	ARM	Refinance	Primary	SC	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2000, prior to three (3) business days from transaction date of 09/XX/2000. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
914378796	1	1	Fixed	Purchase	Primary	MD		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/1996. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
698998776	1	1	ARM	Purchase	Primary	CA	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
742230156	1	1	Fixed	Purchase	Primary	NV			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
369746076	1	2	Fixed	Purchase	Primary	NY			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
512665104	1	2	Fixed	Refinance	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
503817636	1	2	Fixed	Purchase	Primary	MD	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
362927460	1	2	Fixed	Refinance	Primary	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
146757612	1	2	Fixed	Purchase	Primary	VA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
725161704	1	2	Fixed	Refinance	Primary	MD	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
719443668	1	2	Fixed	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
506860416	1	2	Fixed	Refinance	Primary	MD			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
965810244	1	2	Fixed	Purchase	Primary	NY			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
516317436	1	2	Fixed	Refinance	Primary	MD		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
604413636	1	2	Fixed	Refinance	Primary	AZ			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
212279472	1	2	Fixed	Purchase	Primary	CA	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
559664352	1	2	Fixed	Purchase	Primary	NY	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

										*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
575123268	1	2	Fixed	Purchase	Primary	CA	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

										*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2		Yes	RD	D	D	D	D	Yes	N/A	N/A	No
517635144	1	2	Fixed	Purchase	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	N/A	N/A	No
466927788	1	2	Fixed	Purchase	Primary	VA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
472922712	1	2	Fixed	Refinance	Primary	MO	2	*** (OPEN) Missouri Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
747120516	1	2	Fixed	Purchase	Primary	CA	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
855555036	1	2	Fixed	Purchase	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
741170352	1	2	Fixed	Purchase	Primary	NY	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
877445124	1	2	Fixed	Purchase	Primary	NY	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
199228884	1	2	Fixed	Purchase	Primary	NY	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
179389560	1	2	Fixed	Purchase	Primary	VA	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
464476632	1	2	Fixed	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
216802308	1	2	Fixed	Purchase	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
715115052	1	2	Fixed	Purchase	Primary	CA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
607075716	1	2	Fixed	Refinance	Primary	MA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Massachusetts Greater Than $6,000 Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

											There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
564977400	1	1	ARM	Refinance	Primary	OR	2	*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
387617304	1	1	ARM	Refinance	Primary	CT	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
719803224	1	1	ARM	Purchase	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
231570000	1	1	ARM	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
708628104	1	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
522548412	1	1	ARM	Refinance	Primary	CA			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
118796904	1	1	ARM	Purchase	Primary	CA	*** (OPEN) Missing Document: Flood Certificate not provided - EV3	3	*** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
945089460	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
241655496	1	1	ARM	Purchase	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
391115256	1	1	ARM	Refinance	Primary	FL	2	*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2	There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
459706788	1	1	ARM	Refinance	Primary	PA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/1989. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
249676284	1	1	ARM	Refinance	Second Home	NC	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
147348240	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
395584176	1	1	ARM	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
912017280	1	1	ARM	Purchase	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
354452496	1	1	ARM	Refinance	Primary	CT	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

										*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2	There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
165272256	1	1	ARM	Purchase	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
998760048	1	1	ARM	Purchase	Primary	FL	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
792427560	1	1	ARM	Refinance	Primary	IL	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
355027188	1	1	ARM	Refinance	Primary	CT	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
610911540	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
933872508	1	1	ARM	Purchase	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
975203520	1	1	ARM	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2	There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
219689712	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
561787824	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
893882112	1	1	ARM	Construction-Permanent	Primary	CA	3	*** (OPEN) HUD Error: Contract sales price is blank. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RC	C	C	C	C	No	N/A	N/A	N/A
414882804	1	1	ARM	Construction-Permanent	Primary	CA	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
888795540	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
649046388	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
554701284	1	1	ARM	Purchase	Primary	CA	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
223587060	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
775415880	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
741850680	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
175144608	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
771340248	1	1	ARM	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
229816044	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
753466032	1	1	ARM	Refinance	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (CLEARED) Initial TIL not provided - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
164091000	1	1	ARM	Purchase	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
986108724	1	1	Fixed	Refinance	Primary	TN			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
532571160	1	1	ARM	Purchase	Primary	MA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
238024080	1	1	ARM	Purchase	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
923029056	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
535016340	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
241769040	1	1	ARM	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
722203584	1	1	ARM	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
613618668	1	1	Fixed	Refinance	Primary	AZ	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
532858008	1	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
871365144	1	1	ARM	Refinance	Primary	CA			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
708797424	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
313845576	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2001. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
866050884	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
750369984	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
810118512	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
525993576	1	1	ARM	Construction-Permanent	Primary	CA	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
892731732	1	1	ARM	Construction-Permanent	Primary	NJ			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
181371600	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
743218188	1	1	ARM	Construction-Permanent	Primary	CA	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
719428050	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
708320340	1	1	ARM	Refinance	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
685953168	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
526068276	1	1	ARM	Purchase	Investment	CA	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
874421268	1	1	ARM	Refinance	Primary	WA	2	*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
183578736	1	1	ARM	Refinance	Primary	MA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
551298948	1	1	ARM	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
535591032	1	1	ARM	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
532091088	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
232883724	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
611825868	1	1	ARM	Purchase	Primary	CA	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
415343952	1	1	ARM	Refinance	Second Home	AZ			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
870738060	1	1	ARM	Refinance	Primary	IL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
230084964	1	1	ARM	Refinance	Primary	NV	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Nevada HL Ability to Repay 2007 Test: Nevada Home Loan: File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2	Assignees and purchasers would qualify as �lenders� subject to the Act. Damages consist of three times the borrower�s actual damages, plus costs and reasonable attorney�s fees. In addition, borrower has a defense against the unpaid obligation of the home loan to the extent of any amount awarded by a court pursuant to the treble damages provision, and a court may cure default and cancel any pending foreclosure sale. However, the Act contains unique assignee protections, effectively allowing a blameless assignee to force the person from whom the loan was acquired to repurchase the loan and pay costs and damages costs if the lender did not originate the home loan or willfully engage in any unfair lending practice in connection with the home loan.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
445373352	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
202911096	1	1	ARM	Refinance	Primary	NY	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
728625792	1	1	ARM	Refinance	Primary	CT	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
898955736	1	1	ARM	UTD	UTD	GA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1992 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/1992 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/1992. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
786240408	1	1	Fixed	Purchase	Primary	MA	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
178411488	1	1	Fixed	Purchase	Primary	NY	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
134829516	1	1	ARM	Purchase	Primary	TX	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/1991. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
800817864	1	1	ARM	Refinance	Primary	IN	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/1991. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
656873953	1	1	Fixed	UTD	Primary	GA	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1992 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/1992 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/1991. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
452067468	1	1	ARM	Purchase	Primary	TX	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/1991. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
794957400	1	1	Fixed	Purchase	Primary	IL	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/1992. - EV2		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
174716328	1	1	ARM	Purchase	Primary	DE	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
731462400	1	1	Fixed	Purchase	Primary	TX	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/1993 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/1993 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/1993. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
167880780	1	1	Fixed	Purchase	Primary	IL			2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
460281588	1	1	Fixed	Purchase	Primary	TX	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
482898648	1	1	Fixed	Purchase	Primary	PA	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/1996 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/1995 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/1995. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
595362984	1	1	ARM	Purchase	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
219691212	1	1	ARM	UTD	Primary	DC	*** (OPEN) ARM Error: Initial Rate Minimum was not provided - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/1994 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/1994 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/1993. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
974782212	1	1	Fixed	Purchase	Primary	NY		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
941908236	1	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
978831948	1	1	Fixed	Purchase	Primary	SC			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/1996. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
502206108	1	1	Fixed	Refinance	Primary	NC			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
895910964	1	1	Fixed	Refinance	Primary	WA	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/1998. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
477770244	1	1	Fixed	Purchase	Primary	FL	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/1994. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
223791048	1	1	Fixed	UTD	Primary	UT	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/1998. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
850906704	1	1	Fixed	Refinance	Primary	OH	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
653560260	1	1	Fixed	Purchase	Primary	AK			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
793616784	1	1	Fixed	UTD	UTD	NJ	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1987 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/1987 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/1987. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
602042160	1	1	Fixed	Purchase	Primary	PA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Valuation Error: APN Number not provided. - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
966643896	1	1	Fixed	Refinance	Primary	PA		*** (OPEN) Valuation Error: APN Number not provided. - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
799868004	1	1	Fixed	Purchase	Primary	PA		*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
731035116	1	1	ARM	UTD	Primary	DE	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1989 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/1989 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/1989. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
318346500	1	1	Fixed	Purchase	Primary	IL	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/1993 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/1993 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/1992. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
430345704	1	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
514182012	1	1	Fixed	Purchase	Primary	GA		*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
196643268	1	1	ARM	Purchase	Primary	OH	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
562555740	1	1	ARM	Refinance	Primary	WI	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
961057332	1	1	ARM	Purchase	Primary	MD	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
500079996	1	1	Fixed	Purchase	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/1996. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
992345676	1	1	ARM	Purchase	Primary	NJ	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/1995 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/1995 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/1994. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
909410748	1	1	Fixed	Purchase	Primary	IN		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
895253604	1	1	Fixed	Purchase	Primary	NJ	2	*** (OPEN) TIL APR Tolerance: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
651173952	1	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
981760728	1	1	ARM	Construction-Permanent	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/1991 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/1991 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/1990. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
573071508	1	1	Fixed	Refinance	Primary	SC			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
359070948	1	1	ARM	Refinance	Primary	PA	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

										*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
240757104	1	1	Fixed	Refinance	Primary	MI			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
988709280	1	1	Fixed	Purchase	Investment	TX			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
505015824	1	1	Fixed	Refinance	Primary	PA			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
553042944	1	1	Fixed	Refinance	Primary	TX	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/1998. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/1998, prior to three (3) business days from transaction date of 05/XX/1998. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
328869240	1	1	Fixed	Purchase	Primary	NV			3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
416790144	1	1	Fixed	Purchase	Primary	MN		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
573254772	1	1	Fixed	Purchase	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/1998. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
874956120	1	1	Fixed	UTD	Primary	SC	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/1998. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
154475616	1	1	ARM	UTD	Primary	MD	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/1990 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/1990 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/1989. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
499763916	1	1	ARM	Refinance	Primary	NJ	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1994 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/1994 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/1994. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
277395960	1	1	Fixed	Purchase	Primary	NC	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
248590644	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/1999. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (CLEARED) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
110125728	1	1	Fixed	Refinance	Primary	LA	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
503274816	1	1	Fixed	Purchase	Primary	NY			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
248511960	1	1	Fixed	Refinance	Primary	CO	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2001. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
596321136	1	1	Fixed	Refinance	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2001. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
356153664	1	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2001. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
553425408	1	1	Fixed	Purchase	Primary	MI			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
206601276	1	1	Fixed	Refinance	Primary	SC			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2001. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
921664536	1	1	Fixed	Refinance	Primary	SC	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2001. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
578707872	1	1	Fixed	Purchase	Primary	IN	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2001. - EV2		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
904508436	1	1	Fixed	Purchase	Primary	FL	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2000. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
232152660	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2001. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
444536712	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
615504096	1	1	Fixed	Refinance	Primary	OH			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
148945824	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
298974300	1	1	Fixed	Refinance	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2002. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
905063796	1	1	Fixed	Refinance	Primary	PA		*** (OPEN) Missing Document: Appraisal not provided - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3		Yes	RD	D	D	D	D	Yes	No	No	N/A
663249348	1	1	Fixed	Purchase	Primary	IL	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
894001632	1	1	Fixed	Refinance	Primary	OH	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2002. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
777041352	1	1	Fixed	Purchase	Primary	NE			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
823699968	1	1	Fixed	Refinance	Primary	OH		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2001. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
548978040	1	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
542288136	1	1	Fixed	Purchase	Primary	MA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2002. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
136083480	1	1	Fixed	Refinance	Primary	GA	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
883701996	1	1	Fixed	Purchase	Primary	IN			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
346044264	1	1	Fixed	Refinance	Primary	GA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
494433324	1	1	Fixed	Refinance	Primary	MI			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
569394276	1	1	Fixed	Refinance	Primary	OH			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
470481180	1	1	Fixed	Refinance	Primary	PA		*** (OPEN) Missing Document: Appraisal not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
128969052	1	1	Fixed	Purchase	Primary	MO	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
510910152	1	1	Fixed	Purchase	Primary	CT			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
515647128	1	1	Fixed	UTD	Primary	NM	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/1996 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/1995. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
936722064	1	1	Fixed	Refinance	Primary	NY	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2000. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
144097296	1	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
909171708	1	1	Fixed	Purchase	Primary	GA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2001. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
692677164	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
497180292	1	1	Fixed	Purchase	Primary	TX			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
269044500	1	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2001. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
748947180	1	1	Fixed	Refinance	Primary	AZ			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2001. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
429693324	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
546225324	1	1	Fixed	UTD	UTD	FL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/1998. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
572653188	1	1	Fixed	Purchase	Primary	OH			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
647403984	1	1	Fixed	Refinance	Primary	OH		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
138683040	1	1	Fixed	Refinance	Primary	NC	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2001. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
518911020	1	1	Fixed	Refinance	Primary	OR			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
265549536	1	1	Fixed	Refinance	Investment	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
494936304	1	1	Fixed	Refinance	Primary	MI			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
189267888	1	1	Fixed	Refinance	Primary	GA			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
186933262	1	1	Fixed	Refinance	Primary	SC			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
223317144	1	1	Fixed	Refinance	Primary	GA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
711429852	1	1	Fixed	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2002. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
577458888	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
545372748	1	1	Fixed	Refinance	Primary	OH			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
294166608	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
139176060	1	1	Fixed	Refinance	Primary	VA			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
247425324	1	1	Fixed	Refinance	Primary	NJ	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
338805336	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2002. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
447462960	1	1	Fixed	Refinance	Primary	NY	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
895805388	1	1	Fixed	Purchase	Primary	GA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2002. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
691872396	1	1	Fixed	Refinance	Primary	OH		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
177180432	1	1	Fixed	Purchase	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
100517316	1	1	ARM	Construction-Permanent	Primary	FL	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
570555612	1	1	Fixed	Refinance	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
952586352	1	1	Fixed	Refinance	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
511694004	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
636286365	1	1	Fixed	Refinance	Primary	NY	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
305321808	1	1	Fixed	Refinance	Primary	TX	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
213646980	1	1	Fixed	Purchase	Primary	MI			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
476010312	1	1	Fixed	Refinance	Primary	NJ	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
884869308	1	1	Fixed	Refinance	Primary	NC			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
798494196	1	1	Fixed	Purchase	Second Home	NJ		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
725283216	1	1	Fixed	Refinance	Primary	MI			2	*** (OPEN) Michigan CMPA Counseling Agencies: Unable to test counseling agencies list due to missing information. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
346263384	1	1	ARM	Purchase	Primary	MD			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
407798256	1	1	ARM	Purchase	Primary	SC	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
688057716	1	1	Fixed	Refinance	Primary	SC	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
436390428	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
218157864	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
438487008	1	1	Fixed	Refinance	Primary	UT	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
675781020	1	1	Fixed	Refinance	Primary	CO	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
326390196	1	1	Fixed	Refinance	Primary	NJ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
949117284	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

										*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
774375060	1	1	Fixed	Refinance	Investment	OH		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
747266928	1	1	Fixed	Refinance	Primary	NE			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
251283828	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
732534096	1	1	ARM	Refinance	Primary	MN	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
580422984	1	1	Fixed	Purchase	Primary	CA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
524696784	1	1	Fixed	Refinance	Primary	OH	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2002. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
362795988	1	1	ARM	Refinance	Primary	FL	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
230640732	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
292655676	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
465294348	1	1	Fixed	Refinance	Primary	AR	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2002. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
326286944	1	1	Fixed	Refinance	Primary	MN			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
979022184	1	1	Fixed	Refinance	Primary	MN	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
917596872	1	1	Fixed	Refinance	Primary	MI			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
299704368	1	1	Fixed	Refinance	Primary	MI			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
454808460	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
151323276	1	1	Fixed	Refinance	Primary	IA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
460581276	1	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
319648032	1	1	Fixed	Purchase	Primary	WI			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
182559828	1	1	Fixed	Refinance	Primary	MI			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
121265988	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
714315264	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

										*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
510763740	1	1	Fixed	Refinance	Primary	SC		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
448584456	1	1	Fixed	Purchase	Primary	IL	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
102996360	1	1	Fixed	Purchase	Primary	MN			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
945185076	1	1	Fixed	Refinance	Primary	SC			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
594840084	1	1	Fixed	Refinance	Primary	CO		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
678847704	1	1	Fixed	Refinance	Primary	TX	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
733471332	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
658957584	1	1	Fixed	Purchase	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
309822732	1	1	Fixed	Refinance	Primary	NV	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
668472372	1	1	Fixed	Refinance	Primary	CO			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2002. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
454936944	1	1	Fixed	Refinance	Primary	TN			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
815367384	1	1	ARM	Purchase	Primary	IL	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
909218520	1	1	Fixed	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	No
307087716	1	1	Fixed	Refinance	Primary	CT	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
115328831	1	1	Fixed	Refinance	Primary	GA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
828075396	1	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
190532808	1	1	Fixed	Purchase	Primary	IL	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
107384736	1	1	Fixed	Refinance	Primary	IN		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
843013404	1	1	Fixed	Refinance	Primary	AZ		*** (OPEN) Missing Document: Appraisal not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
259308601	1	1	Fixed	Refinance	Investment	NY			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
792158640	1	1	Fixed	Refinance	Primary	GA	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Broker Initial Disclosure provided date is less than 7 days prior to consummation. Please confirm date input reflects the appropriate date.: Disclosure: Broker Initial Disclosure - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
523050396	1	1	Fixed	Refinance	Primary	WY			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
766456860	1	1	Fixed	Purchase	Primary	TN	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
188411328	1	1	Fixed	Purchase	Primary	IL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
838918841	1	1	Fixed	Purchase	Primary	SD		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
382831713	1	1	Fixed	Purchase	Primary	AZ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
465255504	1	1	Fixed	Refinance	Primary	NJ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
682113588	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

										*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
367541928	1	1	Fixed	Refinance	Primary	OH			1			Yes	RA	A	A	A	A	Yes	No	No	No
205852284	1	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
768391092	1	1	Fixed	Refinance	Primary	KY	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Valuation Error: APN Number not provided. - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
397787460	1	1	Fixed	Refinance	Primary	NJ			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
629474820	1	1	ARM	Refinance	Second Home	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
303346740	1	1	Fixed	Refinance	Primary	NY	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
262460940	1	1	Fixed	Refinance	Primary	CO			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
487948368	1	1	Fixed	Refinance	Primary	GA			1			Yes	RA	A	A	A	A	Yes	No	No	No
111084876	1	1	Fixed	Refinance	Primary	NJ			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
791219412	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
577576896	1	1	Fixed	Purchase	Primary	OH	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
335720724	1	1	Fixed	Refinance	Primary	PA	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

										*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
382153248	1	1	Fixed	Refinance	Primary	CO			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
638495760	1	1	Fixed	Refinance	Primary	MA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
199327488	1	1	Fixed	Refinance	Primary	MA		*** (OPEN) Missing Document: Appraisal not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
493928352	1	1	Fixed	Refinance	Primary	MI			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
627238968	1	1	Fixed	Refinance	Primary	CO			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
129621432	1	1	Fixed	Refinance	Primary	MO			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Initial TIL not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
112885644	1	1	Fixed	Refinance	Primary	MA	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
644494668	1	1	Fixed	Refinance	Primary	GA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
182757036	1	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
345687696	1	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) RTC Error: Right to Cancel expiration date is blank. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Unable to test RTC expiration date due to missing information. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
715768428	1	1	Fixed	Refinance	Investment	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
609545028	1	1	Fixed	Refinance	Primary	OR			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
820981884	1	1	Fixed	Refinance	Primary	NH	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
545585892	1	1	Fixed	Refinance	Primary	CO			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
425482980	1	1	Fixed	Purchase	Second Home	CA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
953052480	1	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
910848972	1	1	Fixed	Purchase	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RD	D	D	D	D	Yes	N/A	N/A	No
953621196	1	1	Fixed	Purchase	Primary	MO		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
785543208	1	1	Fixed	Refinance	Primary	TN			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
207284532	1	1	Fixed	Refinance	Primary	AZ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002. - EV2		Yes	RD	D	D	D	D	Yes	No	No	N/A
139350360	1	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
122514972	1	1	Fixed	Refinance	Primary	AZ	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
362606748	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
989499108	1	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
177381624	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2003, prior to three (3) business days from transaction date of 05/XX/2003. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
765584364	1	1	Fixed	Refinance	Primary	MN			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
236763144	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
677900508	1	1	Fixed	Refinance	Primary	IL	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2003, prior to three (3) business days from transaction date of 05/XX/2003. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
780455640	1	1	Fixed	Refinance	Primary	VA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
368059848	1	1	Fixed	Purchase	Primary	MN		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
929518992	1	1	Fixed	Purchase	Primary	GA			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
386161152	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
359685612	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
559504044	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
449182032	1	1	Fixed	Purchase	Primary	KY	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
599043204	1	1	ARM	Purchase	Primary	FL	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
222280308	1	1	ARM	Purchase	Primary	FL			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
681438300	1	1	ARM	Refinance	Second Home	MO			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
748505952	1	1	Fixed	Refinance	Primary	MD	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2		Yes	RD	D	D	D	D	Yes	No	No	No
935453160	1	1	Fixed	Purchase	Primary	MI	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002. - EV2

										*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2	TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
712438800	1	1	Fixed	Refinance	Primary	IN	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
504601488	1	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
668993280	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
528700704	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
602328012	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
952393128	1	1	Fixed	Refinance	Primary	WI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
223372920	1	1	Fixed	Refinance	Primary	AL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

										*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
470253432	1	1	Fixed	Refinance	Primary	GA			1			Yes	RA	A	A	A	A	Yes	No	No	No
982538064	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
921037056	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
514824432	1	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 08/XX/2003. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
649326264	1	1	Fixed	Refinance	Primary	MN		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
130518828	1	1	Fixed	Refinance	Primary	GA			1			Yes	RA	A	A	A	A	Yes	No	No	No
157996476	1	1	Fixed	Purchase	Primary	AZ			2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
190950132	1	1	Fixed	Purchase	Primary	IL			3	*** (OPEN) Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
932187276	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
100017324	1	1	Fixed	Refinance	Primary	MI			2	*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
437138424	1	1	Fixed	Purchase	Investment	AZ			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
842572176	1	1	Fixed	Refinance	Primary	NY			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
103787184	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

										*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
975609888	1	1	Fixed	Purchase	Primary	PA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
127712100	1	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
264773652	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
913429608	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
348920712	1	1	Fixed	Refinance	Primary	PA			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
991196292	1	1	Fixed	Refinance	Primary	NY	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Broker Initial Disclosure provided date is less than 7 days prior to consummation. Please confirm date input reflects the appropriate date.: Disclosure: Broker Initial Disclosure - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
612385620	1	1	Fixed	Purchase	Primary	AZ		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
213621084	1	1	Fixed	Purchase	Primary	MN			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
620633496	1	1	ARM	Refinance	Primary	AL	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
803567856	1	1	Fixed	Purchase	Primary	NV		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
232690692	1	1	Fixed	Purchase	Primary	NJ	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
958029492	1	1	Fixed	Purchase	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
137202984	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
902118036	1	1	Fixed	Refinance	Investment	OH			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
591830172	1	1	Fixed	Refinance	Primary	CT	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
798379656	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

										*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
568613412	1	1	Fixed	Refinance	Investment	GA			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
495353628	1	1	Fixed	Refinance	Primary	OH			1			Yes	RA	A	A	A	A	Yes	No	No	No
356028168	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

										*** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
803281968	1	1	Fixed	Refinance	Primary	PA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
898372080	1	1	Fixed	Refinance	Investment	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
395248656	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
762176052	1	1	Fixed	Purchase	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
938717052	1	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
936253944	1	1	Fixed	Refinance	Primary	MA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
420382716	1	1	Fixed	Refinance	Primary	GA	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
366052908	1	1	Fixed	Refinance	Primary	NC	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
668723364	1	1	Fixed	Refinance	Primary	WI	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
254606484	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
616475340	1	1	Fixed	Refinance	Primary	MN	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
881189088	1	1	Fixed	Refinance	Primary	NM	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
254947116	1	1	Fixed	Purchase	Primary	WA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
431740104	1	1	Fixed	Refinance	Primary	SC	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2

										*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
895507584	1	1	Fixed	Refinance	Primary	MI			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
305154480	1	1	Fixed	Purchase	Primary	MD		*** (OPEN) Incomplete Document: Note - Subject Lien is incomplete - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Security Instrument address does not match Note address. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
470630916	1	1	Fixed	Purchase	Primary	OK	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
397718736	1	1	Fixed	Purchase	Primary	MA	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
147366168	1	1	Fixed	Refinance	Primary	MO			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
328407096	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
249669312	1	1	Fixed	Purchase	Primary	NY	2	*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
158575152	1	1	Fixed	Refinance	Primary	GA			2	*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
748863516	1	1	Fixed	Purchase	Primary	IL			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
788418660	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
968544264	1	1	Fixed	Purchase	Primary	NJ			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
792289116	1	1	Fixed	Purchase	Primary	NC	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
976227408	1	1	Fixed	Purchase	Primary	GA	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Georgia HL Arbitration Clause: Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee Liability: Purchasers and assignees of high cost home loans are subject to all affirmative claims and any defenses the borrower could assert against the original creditor or home improvement contractor where a home loan was made, arranged or assigned by the home improvement contractor. However, the foregoing does not apply to loans other than high cost home loans unless applicable law requires a certificate of occupancy, inspection or completion to be obtained and said certificate is not obtained. The statute provides for damages which may include: (i) actual damages; (ii) statutory damages equal to the recovery of twice the interest paid and forfeiture of interest for any violation relating to the financing of insurance or recommendation of default, loan flipping or any of the high cost prohibited terms and practices; (iii) punitive damages; (iv) costs and attorneys' fees; (v) injunctive, declaratory and other equitable relief; (vi) rescission for violations of the flipping, insurance, and encouragement of default provisions as well as the high cost home loan provisions; (vii) administrative penalties; and (viii) criminal penalties.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
538785204	1	1	Fixed	Refinance	Primary	NJ	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
551577936	1	1	Fixed	Refinance	Primary	SC			2	*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
170658624	1	1	Fixed	Purchase	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
229570032	1	1	Fixed	Refinance	Primary	OK	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
380839524	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
761080452	1	1	Fixed	Refinance	Primary	GA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003. - EV2

										*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
377127432	1	1	Fixed	Refinance	Primary	MA	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

										*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
578857272	1	1	Fixed	Refinance	Primary	TN	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
753369864	1	1	Fixed	Refinance	Primary	ID	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) ID RMPA Lock-In/Float Disclosure - EV2	The Residential Mortgage Practices Act does not appear to provide for assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
875883396	1	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
276622068	1	1	Fixed	Refinance	Primary	GA			1			Yes	RA	A	A	A	A	Yes	No	No	No
575980824	1	1	Fixed	Purchase	Primary	MI			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
891431952	1	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
194834532	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
248454192	1	1	Fixed	Purchase	Primary	AZ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003. - EV2		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
177256128	1	1	Fixed	UTD	Primary	IN	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
468211632	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
458742660	1	1	ARM	Refinance	Primary	IN	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
343213632	1	1	ARM	Purchase	Primary	OR			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
476699544	1	1	Fixed	Purchase	Primary	GA		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
830820372	1	1	ARM	Refinance	Primary	AL	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
484274124	1	1	Fixed	Refinance	Primary	IN	2	*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
971596008	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
117515052	1	1	Fixed	Refinance	Primary	GA			1			Yes	RA	A	A	A	A	Yes	No	No	No
948038616	1	1	Fixed	Refinance	Primary	GA		*** (OPEN) Missing Document: Appraisal not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
703338348	1	1	Fixed	Purchase	Primary	NY	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
679807848	1	1	Fixed	Purchase	Primary	MI	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
745426320	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

										*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
550133628	1	1	Fixed	Refinance	Primary	NC		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
731491284	1	1	Fixed	Refinance	Primary	OH			1			Yes	RA	A	A	A	A	Yes	No	No	No
128793756	1	1	Fixed	Refinance	Investment	MN			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
256058652	1	1	Fixed	Purchase	Primary	GA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
433693260	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Unable to test counseling agencies list due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
145060428	1	1	Fixed	Refinance	Primary	MA	2	*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
843125952	1	1	ARM	Refinance	Primary	TX	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
785328072	1	1	Fixed	Purchase	Primary	AZ			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
606382728	1	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
979860804	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
149230680	1	1	Fixed	Purchase	Primary	NY	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
985830840	1	1	Fixed	Refinance	Primary	CA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	No
895264188	1	1	Fixed	Purchase	Primary	IN			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
691706064	1	1	Fixed	Refinance	Primary	NY	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
335077308	1	1	Fixed	Refinance	Investment	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
481967388	1	1	Fixed	Refinance	Primary	NC	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
301301952	1	1	Fixed	Purchase	Primary	IL			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
448410156	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
592820196	1	1	Fixed	UTD	Primary	NJ	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/1998. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
500712108	1	1	Fixed	Refinance	Primary	IL			1			Yes	RA	A	A	A	A	Yes	No	No	No
646194841	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
633657192	1	1	ARM	Refinance	Investment	NJ		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
858665652	1	1	Fixed	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

										*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
774705732	1	1	Fixed	Refinance	Primary	NY	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
914463420	1	1	Fixed	Refinance	Primary	MA	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
963761448	1	1	Fixed	Refinance	Primary	NH		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
815283768	1	1	Fixed	Refinance	Primary	GA			1			Yes	RA	A	A	A	A	Yes	No	No	No
766717812	1	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
546206400	1	1	Fixed	Refinance	Primary	WI			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
886494780	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
787051152	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
598882848	1	1	Fixed	Refinance	Primary	MA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
985808928	1	1	ARM	Purchase	Primary	CA	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
796698408	1	1	ARM	Purchase	Primary	NC	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
345325152	1	1	ARM	Purchase	Primary	SC	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
521480700	1	1	ARM	Purchase	Primary	AZ	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
813275832	1	1	Fixed	Refinance	Primary	PA		*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
614975400	1	1	Fixed	Purchase	Primary	TX		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
637562508	1	1	Fixed	Refinance	Primary	MO	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
989598708	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
159193632	1	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
120623568	1	1	Fixed	Refinance	Primary	NC		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
238474272	1	1	Fixed	Purchase	Primary	TX			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
498893412	1	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
193892244	1	1	Fixed	Refinance	Investment	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
207199872	1	1	Fixed	Purchase	Primary	NY	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
885823476	1	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	No
159000444	1	1	Fixed	Refinance	Primary	NV		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	No
693702048	1	1	Fixed	Refinance	Primary	MN			2	*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
179986162	1	1	Fixed	Refinance	Primary	AZ			2	*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
221364984	1	1	Fixed	Refinance	Primary	MI			2	*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
352491372	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
429146520	1	1	ARM	Refinance	Primary	OH	*** (OPEN) Missing Document: Note Addendum - Prepayment not provided - EV3	2	*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
279217644	1	1	Fixed	Refinance	Primary	IN		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
591876324	1	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
336586536	1	1	Fixed	Refinance	Primary	MA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003. - EV2

										*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
740078796	1	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
734024112	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
288488460	1	1	Fixed	Refinance	Primary	PA		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
221215584	1	1	ARM	Purchase	Primary	IL	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
136950996	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
909959544	1	1	Fixed	Refinance	Primary	NC	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
618217200	1	1	Fixed	Purchase	Primary	CA	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
431714208	1	1	Fixed	Purchase	Primary	NV	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
375698172	1	1	Fixed	Purchase	Primary	OH			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
297279108	1	1	Fixed	Purchase	Primary	PA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
175215324	1	1	Fixed	Refinance	Primary	SC	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
788585988	1	1	Fixed	Refinance	Primary	NJ			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
266663064	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
547975296	1	1	ARM	Purchase	Primary	MN	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
811488012	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
434143452	1	1	ARM	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
917263301	1	1	ARM	Purchase	Primary	FL	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
542128776	1	1	Fixed	Refinance	Investment	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
103602924	1	1	Fixed	Refinance	Primary	DE	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
864208284	1	1	Fixed	Purchase	Primary	FL	3	*** (OPEN) HUD Error: Disbursement date is earlier than final TIL signature date. - EV3

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	No	N/A	N/A	N/A
398310360	1	1	Fixed	Refinance	Primary	MO			2	*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
364385424	1	1	Fixed	Refinance	Primary	IN		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
614634588	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
781887888	1	1	Fixed	Purchase	Primary	GA			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
970061196	1	1	Fixed	Refinance	Primary	GA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
953644104	1	1	Fixed	Refinance	Primary	OH	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
231070008	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
408928716	1	1	Fixed	Purchase	Second Home	GA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
995260188	1	1	Fixed	Refinance	Primary	MI			2	*** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
748988016	1	1	Fixed	Refinance	Primary	CA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	No
865589736	1	1	Fixed	Purchase	Primary	NJ	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
281355060	1	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
549929448	1	1	Fixed	Purchase	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
330495708	1	1	Fixed	Refinance	Primary	IL			1			Yes	RA	A	A	A	A	Yes	No	No	No
871847604	1	1	Fixed	Purchase	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
900312288	1	1	Fixed	Refinance	Primary	OH		*** (OPEN) Missing Document: Credit Report not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
599111928	1	1	Fixed	Refinance	Primary	MD	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
831331320	1	1	Fixed	Refinance	Primary	GA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
419669580	1	1	Fixed	Refinance	Primary	NH	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
565032792	1	1	Fixed	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
649847172	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
980383716	1	1	Fixed	Refinance	Primary	GA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004. - EV2		Yes	RD	D	D	D	D	Yes	No	No	No
531194688	1	1	ARM	Purchase	Primary	MN			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
829463820	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
104604900	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
635212944	1	1	Fixed	Purchase	Primary	AZ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
505219008	1	1	Fixed	Refinance	Primary	NY	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
216852108	1	1	Fixed	Purchase	Primary	KS	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
572756772	1	1	Fixed	Purchase	Primary	MA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
438739992	1	1	Fixed	Refinance	Primary	PA			1			Yes	RA	A	A	A	A	Yes	No	No	No
486640620	1	1	ARM	Refinance	Investment	LA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
642085344	1	1	ARM	Purchase	Primary	FL	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
368465220	1	1	Fixed	Refinance	Primary	OH	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
220871964	1	1	Fixed	Refinance	Primary	NY			1			Yes	RA	A	A	A	A	Yes	No	No	No
449665116	1	1	Fixed	Purchase	Primary	IL		*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
646978692	1	1	Fixed	Refinance	Primary	MD			1			Yes	RA	A	A	A	A	Yes	No	No	No
220190700	1	1	Fixed	Purchase	Primary	WI		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
601255320	1	1	Fixed	Purchase	Primary	TX			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
827192940	1	1	Fixed	Refinance	Primary	WI			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
124546812	1	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
818167188	1	1	Fixed	Refinance	Primary	MI	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

										*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RD	D	D	D	D	Yes	No	No	N/A
856497252	1	1	Fixed	Refinance	Primary	MN	2	*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004. - EV2	TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
643141104	1	1	Fixed	Purchase	Primary	NY			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
686468100	1	1	Fixed	Purchase	Primary	CT			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
198832476	1	1	Fixed	Refinance	Primary	NY			1			Yes	RA	A	A	A	A	Yes	No	No	No
691473000	1	1	Fixed	Purchase	Primary	OH		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
434896428	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
851478408	1	1	ARM	Purchase	Primary	WA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
864791940	1	1	Fixed	Refinance	Primary	CT		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
500274864	1	1	Fixed	Refinance	Primary	IN		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
682538880	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
142529592	1	1	Fixed	Refinance	Primary	TN			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
418019208	1	1	Fixed	Purchase	Second Home	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home) - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
441401304	1	1	Fixed	Refinance	Primary	PA			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
129150324	1	1	Fixed	Purchase	Primary	IL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
703485756	1	1	Fixed	Purchase	Primary	IL			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
965085156	1	1	Fixed	Refinance	Primary	NC			1			Yes	RA	A	A	A	A	Yes	No	No	No
881331516	1	1	Fixed	Refinance	Primary	GA			1			Yes	RA	A	A	A	A	Yes	No	No	No
114903540	1	1	ARM	Refinance	Primary	GA	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
614061888	1	1	Fixed	Refinance	Primary	NY			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
770130108	1	1	Fixed	Refinance	Primary	MA			1			Yes	RA	A	A	A	A	Yes	No	No	No
474147792	1	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
646151016	1	1	ARM	Refinance	Primary	MI	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
314393376	1	1	ARM	Refinance	Primary	FL	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
494339700	1	1	Fixed	Purchase	Primary	CA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
175591812	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

										*** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
287378868	1	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
555277788	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
573010752	1	1	Fixed	Refinance	Primary	OH	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
339911892	1	1	Fixed	Refinance	Primary	NC			1			Yes	RA	A	A	A	A	Yes	No	No	No
811696176	1	1	Fixed	Purchase	Primary	CT			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
974882808	1	1	Fixed	Purchase	Primary	CA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
393206856	1	1	Fixed	Purchase	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004. - EV2		Yes	RD	D	D	D	D	Yes	N/A	N/A	No
775638984	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
892364304	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
368824776	1	1	ARM	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
699464904	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
734982264	1	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
760691016	1	1	Fixed	Purchase	Primary	WI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
930894462	1	1	Fixed	Purchase	Primary	AZ			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
623545800	1	1	Fixed	Purchase	Primary	MI			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
216113076	1	1	Fixed	Purchase	Primary	WI	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
551527032	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
346029324	1	1	Fixed	Refinance	Primary	WI	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
502640364	1	1	Fixed	Refinance	Primary	GA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
833128104	1	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
937525836	1	1	Fixed	Purchase	Primary	AZ			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
274186848	1	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Credit Report not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
132264816	1	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
113251176	1	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
876408288	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
110509188	1	1	Fixed	Purchase	Primary	NJ			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
331423980	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
269350272	1	1	Fixed	Refinance	Primary	NY			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
282541296	1	1	Fixed	Refinance	Primary	VA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
161491440	1	1	Fixed	Purchase	Primary	TX			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
877929180	1	1	Fixed	Refinance	Primary	NV			1			Yes	RA	A	A	A	A	Yes	No	No	No
990488136	1	1	Fixed	Refinance	Primary	NH			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
488927436	1	1	Fixed	Refinance	Primary	OH	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
874811700	1	1	Fixed	Refinance	Primary	VA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
176498172	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
934488036	1	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
688785792	1	1	Fixed	Refinance	Primary	TN	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
654473820	1	1	Fixed	Purchase	Primary	IL		*** (OPEN) Missing Document: Appraisal not provided - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
398713740	1	1	Fixed	Construction-Permanent	Second Home	FL			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
405472596	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
172291068	1	1	Fixed	Refinance	Primary	WA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
645478716	1	1	Fixed	Refinance	Primary	IL			1			Yes	RA	A	A	A	A	Yes	No	No	No
974443572	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004. - EV2		Yes	RD	D	D	D	D	Yes	No	No	No
863485188	1	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
741492120	1	1	Fixed	Refinance	Second Home	MI			2	*** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home) - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
815469024	1	1	Fixed	Refinance	Primary	UT	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
934405368	1	1	Fixed	Purchase	Primary	TX	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
674360724	1	1	Fixed	Refinance	Primary	SC			2	*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.	Yes	RB	B	B	B	B	Yes	No	No	No
650654928	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
545789076	1	1	Fixed	Purchase	Primary	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
608692452	1	1	Fixed	Purchase	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
589518456	1	1	Fixed	Refinance	Primary	WI			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
918283116	1	1	Fixed	Refinance	Primary	WI			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
576546552	1	1	Fixed	Refinance	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	No	No	No
485005188	1	1	Fixed	Purchase	Primary	SC			2	*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
736551960	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
804115620	1	1	Fixed	Purchase	Primary	IL			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
613821852	1	1	Fixed	Purchase	Primary	LA	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
418908636	1	1	Fixed	Refinance	Primary	MA			2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
294264216	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
977516232	1	1	Fixed	Purchase	Primary	CA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
770058396	1	1	Fixed	Purchase	Primary	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
442710048	1	1	Fixed	Refinance	Primary	NC			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
106490328	1	1	Fixed	Purchase	Primary	GA	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
299807952	1	1	ARM	Refinance	Primary	MN	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
668296080	1	1	Fixed	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
466804284	1	1	Fixed	Refinance	Primary	CO			1			Yes	RA	A	A	A	A	Yes	No	No	No
827881176	1	1	Fixed	Refinance	Primary	MO	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
585234660	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
365643552	1	1	Fixed	Refinance	Primary	RI	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
533732496	1	1	Fixed	Refinance	Primary	MA			1			Yes	RA	A	A	A	A	Yes	No	No	No
228090876	1	1	Fixed	Refinance	Primary	ME	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
706410012	1	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
769636092	1	1	Fixed	Refinance	Primary	WA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
926330796	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
439129428	1	1	Fixed	Purchase	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
972561096	1	1	Fixed	Refinance	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
810967560	1	1	Fixed	Refinance	Primary	MA			2	*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2	The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.	Yes	RB	B	B	B	B	Yes	No	No	No
733365756	1	1	Fixed	Refinance	Primary	GA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
459128112	1	1	Fixed	Refinance	Primary	NJ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
646042452	1	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
460220724	1	1	Fixed	Purchase	Primary	IL	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
492789924	1	1	Fixed	Purchase	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
126615504	1	1	Fixed	Purchase	Primary	WI			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
472378896	1	1	Fixed	Purchase	Primary	AZ			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
851907684	1	1	Fixed	Refinance	Primary	NV			1			Yes	RA	A	A	A	A	Yes	No	No	No
152379036	1	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
503531784	1	1	Fixed	Refinance	Investment	IL			2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
551032020	1	1	Fixed	Purchase	Primary	GA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
616268028	1	1	Fixed	Refinance	Primary	MI	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

										*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2	There is no Assignee Liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
364442376	1	1	Fixed	Refinance	Primary	PA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
298870716	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
800230224	1	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
956461788	1	1	ARM	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
284848032	1	1	Fixed	Refinance	Primary	NV			1			Yes	RA	A	A	A	A	Yes	No	No	No
581600256	1	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
342098112	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
710105172	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
404012460	1	1	Fixed	Refinance	Primary	IL	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RD	D	D	D	D	Yes	No	No	No
182909424	1	1	Fixed	Refinance	Primary	AZ	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
496022940	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
682291764	1	1	ARM	Purchase	Primary	CA	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	N/A	N/A	No
814148328	1	1	ARM	Refinance	Primary	CT			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
205843320	1	1	ARM	Refinance	Primary	MI	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
765854280	1	1	Fixed	Refinance	Primary	WA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 08/XX/2004. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
820068552	1	1	Fixed	Refinance	Primary	MA			1			Yes	RA	A	A	A	A	Yes	No	No	No
789926604	1	1	Fixed	Purchase	Primary	MD			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
487804944	1	1	Fixed	Refinance	Primary	MN			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
882364704	1	1	Fixed	Refinance	Primary	TN			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
726939564	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RD	D	D	D	D	Yes	No	No	N/A
319806636	1	1	Fixed	Purchase	Primary	OK			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
742830744	1	1	Fixed	Purchase	Primary	NJ	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
802269036	1	1	Fixed	Refinance	Primary	OR			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
992265996	1	1	Fixed	Refinance	Primary	MA			1			Yes	RA	A	A	A	A	Yes	No	No	No
213925860	1	1	Fixed	Refinance	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
631031736	1	1	ARM	Purchase	Primary	NJ			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
978592908	1	1	Fixed	Refinance	Primary	NC	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2

										*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2		Yes	RD	D	D	D	D	Yes	No	No	No
987375636	1	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
605509236	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004. - EV2

										*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
878604468	1	1	Fixed	Purchase	Primary	MN			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
235684476	1	1	Fixed	Purchase	Primary	MI			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
595503420	1	1	Fixed	Refinance	Primary	PA	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
181958244	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
126031848	1	1	Fixed	Purchase	Second Home	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
426150552	1	1	Fixed	Refinance	Primary	RI	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
525881028	1	1	Fixed	Refinance	Primary	NC			1			Yes	RA	A	A	A	A	Yes	No	No	No
163722480	1	1	Fixed	Refinance	Primary	NJ	2	*** (OPEN) TIL APR Tolerance: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
169815012	1	1	ARM	Refinance	Primary	IL	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
807587676	1	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
940610448	1	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
565440156	1	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
437401368	1	1	Fixed	Refinance	Primary	ME	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
519387108	1	1	Fixed	Purchase	Primary	FL	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
406034340	1	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
793374756	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
160826112	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) TIL APR Tolerance: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004. - EV2	TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
470331120	1	1	ARM	Purchase	Investment	FL			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
839195736	1	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
824444976	1	1	Fixed	Purchase	Primary	MN		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
611138628	1	1	Fixed	Purchase	Primary	OR			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
682719156	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
635974560	1	1	Fixed	Refinance	Primary	AZ			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
987357708	1	1	Fixed	Refinance	Primary	IL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
354286164	1	1	Fixed	Refinance	Primary	GA	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
755412216	1	1	Fixed	Refinance	Primary	MN		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
926136576	1	1	Fixed	Purchase	Primary	NJ	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
256080564	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
461472696	1	1	Fixed	Refinance	Primary	SC	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
385183080	1	1	Fixed	Refinance	Primary	GA			1			Yes	RA	A	A	A	A	Yes	No	No	No
883116348	1	1	Fixed	Refinance	Primary	AZ			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
783804192	1	1	ARM	Refinance	Investment	GA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
151601160	1	1	ARM	Refinance	Primary	GA			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
137657160	1	1	ARM	Purchase	Primary	NY	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

										*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
244234140	1	1	Fixed	Refinance	Primary	CO			1			Yes	RA	A	A	A	A	Yes	No	No	No
107015220	1	1	Fixed	Refinance	Primary	VA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
332599260	1	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
900308304	1	1	Fixed	Purchase	Primary	CT			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
772475688	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
204338364	1	1	Fixed	Purchase	Second Home	AZ	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
106214436	1	1	Fixed	Purchase	Primary	CT			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
503976996	1	1	Fixed	Refinance	Primary	NV		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
782522340	1	1	Fixed	Purchase	Primary	FL	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
354173616	1	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
415460484	1	1	Fixed	Refinance	Primary	MA			1			Yes	RA	A	A	A	A	Yes	No	No	No
468391908	1	1	ARM	Refinance	Primary	AZ	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
907635876	1	1	ARM	Refinance	Primary	IL	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

										*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
787468476	1	1	ARM	Purchase	Primary	AL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
542224392	1	1	Fixed	Purchase	Primary	VA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
158966580	1	1	Fixed	Purchase	Primary	CT		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
422294040	1	1	Fixed	Refinance	Primary	SC	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004. - EV2

										*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.	Yes	RB	B	B	B	B	Yes	No	No	No
481613808	1	1	Fixed	Refinance	Primary	MN			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
144677964	1	1	Fixed	Purchase	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. - EV2	There is no Assignee Liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
822967080	1	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Credit Report not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
681422364	1	1	Fixed	Refinance	Primary	NC			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
293018220	1	1	ARM	Refinance	Primary	NJ	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
342834156	1	1	ARM	Refinance	Primary	FL			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
879224976	1	1	ARM	Purchase	Second Home	NC			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
984992208	1	1	ARM	Refinance	Primary	CA			2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
602596932	1	1	ARM	Purchase	Primary	FL	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
585030480	1	1	ARM	Purchase	Primary	MN	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
621802800	1	1	ARM	Refinance	Primary	VA	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004. - EV2	There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
934009956	1	1	Fixed	Refinance	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
804637524	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
460260564	1	1	Fixed	Purchase	Second Home	FL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
167745324	1	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
947804556	1	1	Fixed	Refinance	Primary	GA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
989860404	1	1	Fixed	Refinance	Primary	MN			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
896338248	1	1	Fixed	Refinance	Primary	VA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
517258656	1	1	Fixed	Purchase	Primary	OH	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	There is no Assignee Liability. TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
530276376	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	No	No	N/A
159926724	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

There is no Assignee Liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
327592368	1	1	ARM	Refinance	Primary	MI	2	*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
615388455	1	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Initial TIL not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
221637888	1	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
334331304	1	1	Fixed	Purchase	Primary	NY		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
966713616	1	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
684305784	1	1	Fixed	Construction-Permanent	Primary	NC	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
986128644	1	1	Fixed	Purchase	Primary	AL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
671232288	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
551628624	1	1	Fixed	Purchase	Primary	FL	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
536044212	1	1	Fixed	Construction-Permanent	Primary	GA	*** (OPEN) Incomplete Document: Note - Subject Lien is incomplete - EV3	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2003 used as disbursement date for compliance testing. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
598534248	1	1	Fixed	Refinance	Primary	GA	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
632876328	1	1	Fixed	Refinance	Primary	IN	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

										*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2	There is no Assignee Liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
535914732	1	1	ARM	Refinance	Primary	AZ	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
723989412	1	1	ARM	Purchase	Primary	OR	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
188584632	1	1	ARM	Purchase	Primary	FL	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
157880940	1	1	Fixed	Refinance	Primary	SC			1			Yes	RA	A	A	A	A	Yes	No	No	No
692653260	1	1	Fixed	Refinance	Primary	GA	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
701153124	1	1	Fixed	Purchase	Primary	OR			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
822218916	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005. - EV2	There is no Assignee Liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
781468741	1	1	Fixed	Refinance	Primary	AZ			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
146722752	1	1	Fixed	Purchase	Primary	FL	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
653750496	1	1	Fixed	Refinance	Primary	MD	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2		Yes	RD	D	D	D	D	Yes	No	No	No
240890364	1	1	Fixed	Refinance	Primary	CT			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
410233476	1	1	Fixed	Purchase	Primary	OR			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
992922360	1	1	Fixed	Purchase	Primary	CA			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
363285468	1	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	There is no Assignee Liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
395909004	1	1	Fixed	Purchase	Primary	CT	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	There is no Assignee Liability. TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
211393032	1	1	Fixed	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
786295188	1	1	Fixed	UTD	Primary	CA	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
546478140	1	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
317730972	1	1	Fixed	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
751407300	1	1	Fixed	Refinance	Primary	AZ			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
205428984	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
672483261	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
283952628	1	1	Fixed	Refinance	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	No	No	No
235731288	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
638674452	1	1	Fixed	Purchase	Primary	SC		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
455536536	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
867789900	1	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
720827112	1	1	Fixed	Refinance	Primary	NC			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
513853332	1	1	Fixed	Refinance	Primary	MN			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
814725012	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
114409524	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
993085704	1	1	Fixed	Refinance	Primary	OR	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
645378120	1	1	Fixed	Refinance	Primary	NC	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RD	D	D	D	D	Yes	No	No	No
511388232	1	1	ARM	Refinance	Primary	FL	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
463364100	1	1	Fixed	Refinance	Primary	OH			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
323826492	1	1	Fixed	Refinance	Primary	OH	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	There is no Assignee Liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
287666712	1	1	Fixed	Purchase	Primary	NH	*** (OPEN) Missing Document: Credit Report not provided - EV3	3	*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
589610088	1	1	Fixed	Refinance	Primary	NV			1			Yes	RA	A	A	A	A	Yes	No	No	No
521660976	1	1	Fixed	Refinance	Primary	MA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
849409716	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
198679092	1	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
248487060	1	1	Fixed	Purchase	Second Home	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
459526512	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2

										*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
473533260	1	1	ARM	Purchase	Primary	MI	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
911128848	1	1	ARM	Purchase	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
564861481	1	1	ARM	Purchase	Second Home	AZ			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
397069344	1	1	Fixed	Refinance	Primary	NJ	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
504923196	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
913163472	1	1	Fixed	Refinance	Primary	MN			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
593862011	1	1	Fixed	Refinance	Investment	MD			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
703139148	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
453039564	1	1	Fixed	Purchase	Primary	MA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
352585992	1	1	Fixed	Refinance	Primary	GA	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
971459556	1	1	Fixed	Purchase	Primary	NV	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
973944576	1	1	Fixed	Purchase	Primary	OH			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
419806032	1	1	Fixed	Purchase	Primary	SC	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
679172832	1	1	Fixed	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	No
881647248	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
111624708	1	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
699049572	1	1	Fixed	Refinance	Primary	OR			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
351485940	1	1	Fixed	Refinance	Primary	NV	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
309684288	1	1	Fixed	Purchase	Second Home	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
451103340	1	1	Fixed	Purchase	Primary	AR			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
979120788	1	1	Fixed	Purchase	Primary	GA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2

										*** (OPEN) Prepayment Penalty Discrepancy - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
575137212	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
812100552	1	1	Fixed	Refinance	Primary	GA			1			Yes	RA	A	A	A	A	Yes	No	No	No
683358588	1	1	Fixed	Refinance	Primary	WA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
587907924	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
392931960	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
368134548	1	1	Fixed	Refinance	Primary	GA			1			Yes	RA	A	A	A	A	Yes	No	No	No
119488128	1	1	ARM	Refinance	Primary	TN	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days from transaction date of 07/XX/2003. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
206543508	1	1	ARM	Purchase	Primary	MN	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
239650548	1	1	ARM	Refinance	Primary	IL			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
387789612	1	1	ARM	Purchase	Investment	MN		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
597740436	1	1	ARM	Refinance	Primary	DE	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
634831476	1	1	ARM	Refinance	Primary	TX	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
789117852	1	1	ARM	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
992906424	1	1	ARM	Refinance	Primary	KS	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
760164132	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
174966324	1	1	ARM	Refinance	Primary	GA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
269989200	1	1	ARM	Refinance	Primary	MA	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
341361072	1	1	ARM	Refinance	Primary	NJ	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
852178596	1	1	ARM	Refinance	Primary	CT	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	No
962979612	1	1	ARM	Refinance	Primary	AZ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
804651468	1	1	ARM	Refinance	Primary	MI	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
903677772	1	1	Fixed	Refinance	Primary	AL		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
696972122	1	1	Fixed	Purchase	Primary	MN			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
832068360	1	1	Fixed	Refinance	Investment	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
155282376	1	1	Fixed	Refinance	Primary	LA	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2	There is no Assignee Liability. TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
131264832	1	1	Fixed	Refinance	Primary	WI			1			Yes	RA	A	A	A	A	Yes	No	No	No
778105080	1	1	Fixed	Refinance	Primary	CT			1			Yes	RA	A	A	A	A	Yes	No	No	No
172187484	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
768729732	1	1	Fixed	Refinance	Primary	FL			3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	Yes	No	No	No
896667924	1	1	Fixed	Purchase	Primary	NC	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
139165104	1	1	Fixed	Purchase	Primary	MD	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
680123580	1	1	Fixed	Refinance	Primary	NV	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. - EV2

										*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	There is no Assignee Liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
874001952	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
646623120	1	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
426870660	1	1	Fixed	Purchase	Primary	NY		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
177784008	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
443994888	1	1	Fixed	Refinance	Primary	AZ			2	*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
837430824	1	1	Fixed	Refinance	Primary	MD			1			Yes	RA	A	A	A	A	Yes	No	No	No
417583296	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
278578212	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
704818404	1	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
744620556	1	1	Fixed	Purchase	Primary	RI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
862482216	1	1	Fixed	Refinance	Primary	VA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
630309636	1	1	Fixed	Refinance	Primary	MN		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
739178412	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
459934002	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
818285712	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
452023644	1	1	Fixed	Refinance	Primary	MA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2	The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.	Yes	RB	B	B	B	B	Yes	No	No	No
730265208	1	1	Fixed	Refinance	Primary	NV	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
772746600	1	1	Fixed	Refinance	Primary	MA	2	*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2	The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.	Yes	RB	B	B	B	B	Yes	No	No	No
282751452	1	1	Fixed	Purchase	Primary	OH			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
182904444	1	1	Fixed	Refinance	Second Home	MI			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
105495780	1	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
465979596	1	1	Fixed	Purchase	Primary	GA		*** (OPEN) Missing Document: Appraisal not provided - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
679342716	1	1	Fixed	Refinance	Primary	OH	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	There is no Assignee Liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
650386008	1	1	Fixed	Refinance	Primary	IL			1			Yes	RA	A	A	A	A	Yes	No	No	No
983101800	1	1	ARM	Refinance	Primary	FL	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

										*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
875442447	1	1	ARM	Refinance	Primary	MN	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
501907308	1	1	ARM	Refinance	Primary	RI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
361523100	1	1	ARM	Refinance	Primary	AZ	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

										*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
934712136	1	1	ARM	Purchase	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
631865388	1	1	Fixed	Refinance	Investment	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
367456272	1	1	ARM	Purchase	Primary	SC			2	*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
926964252	1	1	Fixed	Purchase	Primary	ID	2	*** (OPEN) ID RMPA Lock-In/Float Disclosure - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											The Residential Mortgage Practices Act does not appear to provide for assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
271776528	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
937697148	1	1	Fixed	Refinance	Second Home	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
235550016	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
458884092	1	1	Fixed	Purchase	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
932126520	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

										*** (OPEN) Broker Initial Disclosure provided date is less than 7 days prior to consummation. Please confirm date input reflects the appropriate date.: Disclosure: Broker Initial Disclosure - EV1		Yes	RB	B	B	B	B	Yes	No	No	No
994792848	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2

										*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
455554440	1	1	Fixed	Refinance	Primary	NV			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
960061596	1	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
541841928	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

										*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RD	D	D	D	D	Yes	No	No	No
586805352	1	1	Fixed	Purchase	Primary	NV	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
707933892	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
332690892	1	1	Fixed	Refinance	Primary	OH	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
940964028	1	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
873676260	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
979560816	1	1	Fixed	Purchase	Primary	NJ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
683154408	1	1	Fixed	Refinance	Primary	OR	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	There is no Assignee Liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
185201478	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
388185024	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
683384484	1	1	Fixed	Refinance	Primary	NH			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
984631656	1	1	ARM	Purchase	Primary	NV	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
436159356	1	1	ARM	Refinance	Primary	AZ	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
338034432	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
888635184	1	1	Fixed	Purchase	Primary	NJ			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
564381408	1	1	Fixed	Purchase	Primary	GA			2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2 *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
382860408	1	1	Fixed	Purchase	Primary	FL	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
442274796	1	1	Fixed	Purchase	Primary	CT			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
781368744	1	1	Fixed	Purchase	Primary	GA		*** (OPEN) Missing Document: Credit Report not provided - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
695405208	1	1	Fixed	Purchase	Primary	GA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
473181072	1	1	Fixed	Purchase	Primary	FL	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL APR Tolerance: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003. - EV2	TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
760445004	1	1	Fixed	Refinance	Primary	NV	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
287699580	1	1	Fixed	Purchase	Primary	TX			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
192092316	1	1	Fixed	Purchase	Primary	OH	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
315236988	1	1	Fixed	Refinance	Primary	NC			1			Yes	RA	A	A	A	A	Yes	No	No	No
876753900	1	1	Fixed	Refinance	Primary	DE			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
728386752	1	1	Fixed	Refinance	Primary	NJ			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
384625320	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
190843560	1	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
931562736	1	1	Fixed	Refinance	Primary	RI	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
541804589	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RD	D	D	D	D	Yes	No	No	No
369726156	1	1	Fixed	Refinance	Primary	MO	3	*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RD	D	D	D	D	Yes	No	No	N/A
591292332	1	1	Fixed	Refinance	Primary	GA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
973489404	1	1	Fixed	Refinance	Primary	MN	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
269934924	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	No
379612452	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
293384748	1	1	Fixed	Refinance	Primary	AZ			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
488109720	1	1	Fixed	Purchase	Primary	AZ			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
771536460	1	1	Fixed	Purchase	Primary	IL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
406148880	1	1	Fixed	Refinance	Primary	OH			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
310935264	1	1	Fixed	Purchase	Primary	MN			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
883956972	1	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
350743392	1	1	Fixed	Purchase	Primary	CT			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
562834620	1	1	Fixed	Refinance	Primary	VA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
251889924	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
848898768	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
371092668	1	1	Fixed	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	No
710216724	1	1	Fixed	Refinance	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	No	No	No
617807844	1	1	Fixed	Purchase	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
896832264	1	1	Fixed	Refinance	Primary	VA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
840301296	1	1	Fixed	Refinance	Primary	NY	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
766362240	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) RTC Error: Right to Cancel expiration date is blank. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Unable to test RTC expiration date due to missing information. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
362738220	1	1	Fixed	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
412564116	1	1	Fixed	Purchase	Second Home	FL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
820898220	1	1	Fixed	Refinance	Primary	RI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005. - EV2	There is no Assignee Liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
180424404	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
535046220	1	1	Fixed	Refinance	Investment	IN			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
227667672	1	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
823183044	1	1	ARM	Purchase	Primary	NY	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
330658056	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
573823488	1	1	ARM	Refinance	Primary	WA	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
680483136	1	1	Fixed	Purchase	Primary	FL	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
185692572	1	1	Fixed	Refinance	Primary	WI		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
195450060	1	1	Fixed	Refinance	Investment	OH		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
541761252	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
690888348	1	1	Fixed	Purchase	Primary	AL	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
425401560	1	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
671173152	1	1	Fixed	Refinance	Primary	OH	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
629756856	1	1	Fixed	Purchase	Primary	GA			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
572700996	1	1	Fixed	Purchase	Primary	OH	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) Initial GFE not provided - EV2		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
899913888	1	1	Fixed	Purchase	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
622606572	1	1	Fixed	Refinance	Primary	AZ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2	There is no Assignee Liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
744522948	1	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
778619016	1	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
166650721	1	1	Fixed	Refinance	Primary	MD			1	*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RA	A	A	A	A	Yes	No	No	No
377764872	1	1	Fixed	Refinance	Primary	IL			1			Yes	RA	A	A	A	A	Yes	No	No	No
641550492	1	1	Fixed	Purchase	Primary	NH			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
560230080	1	1	Fixed	Refinance	Primary	NV			1			Yes	RA	A	A	A	A	Yes	No	No	No
906502428	1	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
903795300	1	1	Fixed	Refinance	Primary	OH		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
592157856	1	1	Fixed	Construction-Permanent	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
492535944	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
677360676	1	1	Fixed	Purchase	Primary	PA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
388217892	1	1	Fixed	Refinance	Primary	NV	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2		Yes	RD	D	D	D	D	Yes	No	No	No
662435616	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
769931904	1	1	Fixed	Purchase	Primary	WA	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
755453052	1	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
638315484	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
602702508	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
208131132	1	1	Fixed	Purchase	Primary	NH		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
762072468	1	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
710178876	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
947553564	1	1	Fixed	Refinance	Second Home	IN	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
403680792	1	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
224564136	1	1	Fixed	Refinance	Primary	MD			1			Yes	RA	A	A	A	A	Yes	No	No	No
237254172	1	1	ARM	Refinance	Investment	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
497398416	1	1	Fixed	Refinance	Primary	CO	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
296609796	1	1	Fixed	Purchase	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RD	D	D	D	D	Yes	N/A	N/A	No
566077356	1	1	Fixed	Refinance	Primary	PA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
218406864	1	1	Fixed	Refinance	Primary	AZ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
336650988	1	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
414801132	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
705335328	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
315287388	1	1	Fixed	Refinance	Primary	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
483538080	1	1	Fixed	Refinance	Primary	PA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
919070952	1	1	Fixed	Refinance	Primary	AZ	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RD	D	D	D	D	Yes	No	No	N/A
747270108	1	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
919769148	1	1	Fixed	Purchase	Primary	VA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
990206268	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
355477380	1	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
758999808	1	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
624613512	1	1	Fixed	Refinance	Primary	MS			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
642726768	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
945415152	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
291788328	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) RTC Error: Right to Cancel expiration date is blank. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Unable to test RTC expiration date due to missing information. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
581234724	1	1	Fixed	Refinance	Investment	GA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
929641500	1	1	Fixed	Refinance	Primary	WA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
675793968	1	1	Fixed	Refinance	Primary	NC		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
952753680	1	1	Fixed	Purchase	Primary	CT		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
724910712	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
220991160	1	1	Fixed	Purchase	Primary	GA			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
169413624	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
291455496	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
208083324	1	1	Fixed	Purchase	Primary	SC	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

										*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
369156444	1	1	Fixed	Refinance	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
449284644	1	1	Fixed	Refinance	Primary	SC	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
364570860	1	1	Fixed	Refinance	Primary	MN			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
671634672	1	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
350641800	1	1	Fixed	Purchase	Primary	PA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
662087016	1	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Appraisal not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
207891684	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
870407388	1	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
606328941	1	1	Fixed	Purchase	Second Home	FL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
794710392	1	1	Fixed	Refinance	Primary	MA			1			Yes	RA	A	A	A	A	Yes	No	No	No
266819436	1	1	Fixed	Refinance	Primary	MD			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
781180728	1	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
811010928	1	1	Fixed	Refinance	Primary	MD			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
257411220	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
183187308	1	1	Fixed	Purchase	Primary	FL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
401406924	1	1	Fixed	Refinance	Primary	NJ	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
872099592	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
380284788	1	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
926562936	1	1	Fixed	Purchase	Primary	IL			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
296698440	1	1	Fixed	Purchase	Primary	OK	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
584878092	1	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
749467092	1	1	ARM	Purchase	Primary	NV	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
213431844	1	1	ARM	Refinance	Second Home	AZ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
888964440	1	1	ARM	Purchase	Primary	CA	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
263733828	1	1	ARM	Purchase	Primary	AZ	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
871865124	1	1	ARM	Refinance	Second Home	CA			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
401789388	1	1	ARM	Refinance	Second Home	NV	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
804718200	1	1	Fixed	Refinance	Primary	VA			2	*** (OPEN) Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act: Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
110399628	1	1	Fixed	Refinance	Second Home	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
333793464	1	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
782919744	1	1	Fixed	Refinance	Primary	GA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
613251144	1	1	Fixed	Refinance	Primary	NV		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	Yes	No	No	No
468441708	1	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
643171980	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

										*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
989767032	1	1	Fixed	Purchase	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
977018232	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
647794416	1	1	Fixed	Refinance	Primary	AL			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
133380336	1	1	Fixed	Purchase	Primary	IN			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
601734396	1	1	Fixed	Refinance	Primary	NV	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
585044424	1	1	Fixed	Refinance	Primary	NV			1			Yes	RA	A	A	A	A	Yes	No	No	No
335581284	1	1	Fixed	Refinance	Primary	UT	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
309076728	1	1	Fixed	Purchase	Primary	ID	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ID RMPA Lock-In/Float Disclosure - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											The Residential Mortgage Practices Act does not appear to provide for assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
772461744	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2	There is no Assignee Liability. TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
248210172	1	1	Fixed	Purchase	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
468981240	1	1	Fixed	Purchase	Primary	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
385159176	1	1	Fixed	Refinance	Primary	NJ			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
106092924	1	1	Fixed	Purchase	Primary	OK	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
673207356	1	1	Fixed	Refinance	Primary	OH			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
736335828	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
309787608	1	1	Fixed	Refinance	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	No	No	No
946648200	1	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
350187624	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
769526532	1	1	Fixed	Refinance	Investment	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
451081956	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
960206748	1	1	Fixed	Purchase	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
498580056	1	1	Fixed	Refinance	Primary	AZ			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
508317564	1	1	Fixed	Purchase	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	There is no Assignee Liability. TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
468537324	1	1	Fixed	Refinance	Primary	AZ			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
104915652	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
745821732	1	1	Fixed	Refinance	Primary	IL			1			Yes	RA	A	A	A	A	Yes	No	No	No
518668992	1	1	Fixed	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	No
527585184	1	1	Fixed	Refinance	Primary	GA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
791679564	1	1	Fixed	Purchase	Primary	AZ			3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
328793544	1	1	Fixed	Purchase	Second Home	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home) - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
683507988	1	1	Fixed	Purchase	Primary	AZ			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
664302120	1	1	Fixed	Purchase	Primary	PA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
843340092	1	1	Fixed	Refinance	Primary	NC			1			Yes	RA	A	A	A	A	Yes	No	No	No
273953784	1	1	Fixed	Refinance	Primary	IL			1			Yes	RA	A	A	A	A	Yes	No	No	No
679409448	1	1	Fixed	Refinance	Primary	AZ			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
905509416	1	1	Fixed	Refinance	Second Home	GA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
809872500	1	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
224967501	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
756844464	1	1	Fixed	Purchase	Primary	OR			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
858012168	1	1	Fixed	Refinance	Primary	NV			1			Yes	RA	A	A	A	A	Yes	No	No	No
854625768	1	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
346488480	1	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
518779248	1	1	Fixed	Refinance	Second Home	AZ	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home) - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
694431120	1	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
345752436	1	1	Fixed	Refinance	Primary	RI	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
406744488	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
475834020	1	1	Fixed	Refinance	Primary	MN			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
467533356	1	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2006. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
325644192	1	1	Fixed	Refinance	Primary	AZ			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
985525068	1	1	Fixed	Refinance	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
121878528	1	1	Fixed	Purchase	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
210438864	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
831523548	1	1	Fixed	Refinance	Primary	NV			2	*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
302802924	1	1	Fixed	Refinance	Primary	MN			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
581496672	1	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
916053072	1	1	Fixed	Refinance	Primary	CA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
155999496	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
267428988	1	1	Fixed	Purchase	Primary	NC			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
973635816	1	1	Fixed	Purchase	Primary	PA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) HUD Error: Disbursement date is earlier than final TIL signature date. - EV3

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	No	N/A	N/A	N/A
305058864	1	1	Fixed	Purchase	Primary	NC			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
456039516	1	1	Fixed	Refinance	Primary	PA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
462246588	1	1	Fixed	Purchase	Primary	PA			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
179797920	1	1	Fixed	Purchase	Primary	CA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
824892180	1	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
241287972	1	1	Fixed	Refinance	Primary	AZ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
632585496	1	1	Fixed	Purchase	Primary	MD			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
105657672	1	1	Fixed	Refinance	Primary	NJ			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
664783188	1	1	Fixed	Refinance	Primary	OR	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
536099988	1	1	Fixed	Refinance	Primary	TX	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
179092836	1	1	Fixed	Refinance	Primary	NV			1			Yes	RA	A	A	A	A	Yes	No	No	No
407796264	1	1	Fixed	Refinance	Primary	AZ			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
862689384	1	1	Fixed	Refinance	Primary	CO			1			Yes	RA	A	A	A	A	Yes	No	No	No
660707556	1	1	Fixed	Purchase	Primary	RI			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
932906388	1	1	Fixed	Purchase	Second Home	HI			3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
457852236	1	1	Fixed	Purchase	Primary	TX			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
621057792	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
612474264	1	1	Fixed	Purchase	Primary	PA	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
404678784	1	1	Fixed	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	No
130754880	1	1	Fixed	Refinance	Primary	IN	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
419862804	1	1	Fixed	Refinance	Primary	OH			1			Yes	RA	A	A	A	A	Yes	No	No	No
160471536	1	1	Fixed	Refinance	Primary	NV	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
573085452	1	1	Fixed	Refinance	Investment	WI			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
238790448	1	1	Fixed	Purchase	Primary	AZ	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	There is no Assignee Liability. TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
769359204	1	1	Fixed	Refinance	Primary	OH		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
161980476	1	1	Fixed	Refinance	Primary	CT		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
887906112	1	1	Fixed	Refinance	Primary	MO	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

										*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
888288576	1	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
158042292	1	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
387684492	1	1	Fixed	Refinance	Primary	MI			2	*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
912083016	1	1	Fixed	Refinance	Primary	MD			1			Yes	RA	A	A	A	A	Yes	No	No	No
118970208	1	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
255139344	1	1	Fixed	Purchase	Primary	AL			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
714893940	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Initial TIL not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
679134552	1	1	Fixed	Purchase	Primary	GA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
892737708	1	1	Fixed	Purchase	Primary	VA			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
156779364	1	1	Fixed	Purchase	Primary	PA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
485280588	1	1	Fixed	Purchase	Primary	NC	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
373059768	1	1	Fixed	Purchase	Primary	CT	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
925872636	1	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
425470284	1	1	Fixed	Purchase	Second Home	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RC	C	C	C	C	No	N/A	N/A	N/A
798867696	1	1	Fixed	Purchase	Primary	OH		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
148470732	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
924890580	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
164675652	1	1	Fixed	Purchase	Primary	FL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
398021520	1	1	Fixed	Purchase	Primary	GA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
197257800	1	1	Fixed	Purchase	Primary	OR		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
550830828	1	1	Fixed	Refinance	Primary	MD			1			Yes	RA	A	A	A	A	Yes	No	No	No
419219388	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
348685656	1	1	Fixed	Refinance	Primary	NJ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
692330556	1	1	Fixed	Refinance	Primary	NJ			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
735655560	1	1	Fixed	Purchase	Primary	SC	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

											There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
609958368	1	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
988246140	1	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
394784208	1	1	Fixed	Purchase	Primary	AL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
935410332	1	1	Fixed	Purchase	Primary	GA			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
668339904	1	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
510979560	1	1	Fixed	Purchase	Primary	TN			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
273706776	1	1	Fixed	Purchase	Primary	GA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
913197540	1	1	Fixed	Refinance	Primary	GA			1			Yes	RA	A	A	A	A	Yes	No	No	No
206291748	1	1	Fixed	Purchase	Primary	FL			3	*** (OPEN) HUD Error: Disbursement date is earlier than final TIL signature date. - EV3		Yes	RC	C	C	C	C	No	N/A	N/A	N/A
428520036	1	1	Fixed	Purchase	Primary	VA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
882668148	1	1	Fixed	Purchase	Primary	NC			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
191250924	1	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
245253048	1	1	Fixed	Purchase	Primary	PA	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
828913032	1	1	Fixed	Purchase	Primary	SC		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
672173112	1	1	Fixed	Purchase	Primary	GA			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
116104716	1	1	Fixed	Purchase	Primary	NC			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
872507952	1	1	Fixed	Purchase	Primary	AL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
647072316	1	1	Fixed	Purchase	Primary	SC			2	*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
539688576	1	1	Fixed	Purchase	Primary	CT			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
966253464	1	1	Fixed	Purchase	Primary	VA			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
967850052	1	1	Fixed	Purchase	Primary	GA			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
326882220	1	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
368568804	1	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
869429316	1	1	Fixed	Refinance	Primary	DE	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
758069544	1	1	Fixed	Refinance	Primary	NY			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
684734064	1	1	Fixed	Refinance	Primary	WA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
187916316	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
306851664	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
783570132	1	1	Fixed	Purchase	Primary	WA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
298803984	1	1	Fixed	Purchase	Primary	CO	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
768202848	1	1	Fixed	Refinance	Primary	GA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
525607128	1	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
227455524	1	1	Fixed	Purchase	Primary	MI	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
645716760	1	1	Fixed	Purchase	Primary	MO	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
947235840	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
724680636	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
108872760	1	1	Fixed	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	No
442302684	1	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
914216448	1	1	Fixed	Refinance	Primary	AZ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
735436440	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
144031560	1	1	Fixed	Refinance	Primary	NV			1			Yes	RA	A	A	A	A	Yes	No	No	No
763636188	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
588462696	1	1	Fixed	Refinance	Primary	AZ	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2		Yes	RD	D	D	D	D	Yes	No	No	N/A
432604632	1	1	Fixed	Refinance	Primary	GA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
885461928	1	1	Fixed	Refinance	Primary	NJ	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

										*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
796521120	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
983860644	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
989832768	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
679093716	1	1	Fixed	Refinance	Primary	WI	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
719142876	1	1	Fixed	Refinance	Primary	CO	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	There is no Assignee Liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
205559460	1	1	Fixed	Refinance	Primary	CO	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
817355448	1	1	Fixed	Refinance	Primary	NJ	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
292293132	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
324748788	1	1	Fixed	Refinance	Primary	WA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
715371384	1	1	Fixed	Purchase	Primary	PA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
679361640	1	1	Fixed	Refinance	Primary	VA	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

										*** (OPEN) Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act: Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
207406044	1	1	Fixed	Refinance	Primary	NV	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
661218504	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
235568940	1	1	Fixed	Purchase	Primary	AZ	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
909324096	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
558877646	1	1	Fixed	Purchase	Primary	NV	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
854545092	1	1	Fixed	Refinance	Primary	GA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
153604116	1	1	Fixed	Refinance	Primary	CO	*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Colorado CCC First Lien Disclosure: Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2	Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
652473900	1	1	Fixed	Purchase	Primary	WA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
662391794	1	1	Fixed	Refinance	Primary	PA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
244474176	1	1	Fixed	Purchase	Primary	MN			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
348995412	1	1	Fixed	Refinance	Primary	LA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
236479284	1	1	Fixed	Purchase	Primary	AL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
658414764	1	1	Fixed	Purchase	Primary	SC			2	*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
752541744	1	1	Fixed	Refinance	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	No	No	No
903043320	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Appraisal not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
863763072	1	1	Fixed	Refinance	Primary	PA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
102899748	1	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
312987480	1	1	Fixed	Purchase	Primary	AL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
577516656	1	1	Fixed	Refinance	Primary	KY	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
336771504	1	1	Fixed	Refinance	Primary	OR			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
871098612	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
496997028	1	1	Fixed	Purchase	Primary	CT	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
266167056	1	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
211518846	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
502872432	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
697593420	1	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
965684748	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
839919828	1	1	Fixed	Refinance	Primary	NJ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
401878032	1	1	Fixed	Purchase	Primary	CA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
787979424	1	1	Fixed	Refinance	Primary	KS			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
511971888	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2		Yes	RD	D	D	D	D	Yes	No	No	No
919233300	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
670266168	1	1	Fixed	Refinance	Primary	MA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
735670572	1	1	Fixed	Refinance	Primary	GA			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
159793608	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
948731832	1	1	Fixed	Refinance	Primary	SC	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

											There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
327286908	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
627964056	1	1	Fixed	Purchase	Primary	AZ			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
845066196	1	1	Fixed	Refinance	Primary	NV	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RD	D	D	D	D	Yes	No	No	No
578715840	1	1	Fixed	Purchase	Primary	IL	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
846131880	1	1	Fixed	Refinance	Primary	IA	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
691872324	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
246873540	1	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
820029708	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
380441124	1	1	Fixed	Refinance	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
344225568	1	1	Fixed	Refinance	Primary	CT	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2	There is no Assignee Liability. TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
733709376	1	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
916426572	1	1	Fixed	Purchase	Primary	VA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
605709432	1	1	Fixed	Refinance	Primary	NC			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
907875912	1	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
790368828	1	1	Fixed	Refinance	Primary	NC	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
351647760	1	1	Fixed	Refinance	Primary	NJ			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
222983484	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
793636704	1	1	Fixed	Refinance	Primary	NC		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
199871304	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
338744580	1	1	Fixed	Purchase	Second Home	CA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
148811364	1	1	Fixed	Refinance	Primary	AZ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
522282480	1	1	Fixed	Refinance	Primary	OR			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
988411476	1	1	Fixed	Purchase	Primary	OR	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
983404584	1	1	Fixed	Refinance	Primary	NV			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
220213608	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
553668432	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
509429100	1	1	Fixed	Purchase	Primary	NJ	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL APR Tolerance: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	There is no Assignee Liability.

TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
439973040	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
761982828	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
686073684	1	1	Fixed	Refinance	Primary	OR	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
230141736	1	1	Fixed	Purchase	Primary	MS			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
641980764	1	1	Fixed	Purchase	Primary	NM	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
424329864	1	1	Fixed	Purchase	Second Home	GA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
447629292	1	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
267198912	1	1	Fixed	Refinance	Primary	GA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
466146924	1	1	Fixed	Purchase	Primary	WA	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
897731652	1	1	Fixed	Refinance	Primary	GA	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
148768536	1	1	Fixed	Purchase	Primary	CA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
276880032	1	1	Fixed	Refinance	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	No	No	No
735299988	1	1	Fixed	Purchase	Primary	PA		*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
104239368	1	1	Fixed	Purchase	Primary	NC			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
377243964	1	1	Fixed	Purchase	Primary	CA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
377073648	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
748731048	1	1	Fixed	Purchase	Primary	VA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
857423532	1	1	Fixed	Refinance	Investment	FL			2	*** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment) - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
712965684	1	1	ARM	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
654900876	1	1	Fixed	Refinance	Primary	MD		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
728648700	1	1	Fixed	Purchase	Investment	WV			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
656667780	1	1	Fixed	Purchase	Primary	MI			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
888782592	1	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
770689860	1	1	Fixed	Purchase	Primary	FL	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
570654216	1	1	Fixed	Purchase	Primary	FL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
566756868	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
625272864	1	1	Fixed	Purchase	Primary	NJ	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
890104284	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
515060484	1	1	Fixed	Purchase	Investment	AZ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
406775364	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
646277508	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

										*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
113980248	1	1	Fixed	Refinance	Primary	MO			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
981720348	1	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
569106432	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
229756284	1	1	Fixed	Refinance	Primary	NV	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RD	D	D	D	D	Yes	No	No	No
555842700	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
754527768	1	1	Fixed	Refinance	Primary	OR			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
900659892	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
875564976	1	1	Fixed	Refinance	Primary	NH			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
841914816	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
396823332	1	1	Fixed	Purchase	Primary	CA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
720154812	1	1	Fixed	Purchase	Primary	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
547804980	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
135244848	1	1	Fixed	Purchase	Primary	NC			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
541268232	1	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
869693022	1	1	Fixed	Purchase	Primary	LA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
138641208	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
256294704	1	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
356663616	1	1	Fixed	Refinance	Primary	NJ			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
967183728	1	1	Fixed	Purchase	Primary	CA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
438682452	1	1	Fixed	Purchase	Primary	AL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
277077240	1	1	Fixed	Purchase	Primary	FL	*** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
936645372	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
476280948	1	1	Fixed	Refinance	Primary	SC	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
603921612	1	1	Fixed	Refinance	Primary	OH	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure Timing: Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure at the time of closing. - EV2

*** (OPEN) Ohio CSPA TNB Worksheet: Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2	The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
											The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.	Yes	RB	B	B	B	B	Yes	No	No	No
936655332	1	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
456021588	1	1	Fixed	Refinance	Primary	NJ			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
777362064	1	1	Fixed	Purchase	Second Home	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
796390644	1	1	ARM	Purchase	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
935130456	1	1	ARM	Refinance	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
170158632	1	1	ARM	Purchase	Primary	CA	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
163970484	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
400224672	1	1	ARM	Purchase	Second Home	FL	2	*** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
351832020	1	1	ARM	Purchase	Primary	MT	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
188897376	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
602418648	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
757559592	1	1	Fixed	Refinance	Primary	MD			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
380591520	1	1	Fixed	Refinance	Primary	AZ	3	*** (OPEN) HUD Error: Disbursement date is earlier than final TIL signature date. - EV3

*** (OPEN) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3

*** (OPEN) HUD Error: Disbursement date is earlier than note date. - EV3

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RC	C	C	C	C	Yes	No	No	N/A
370085196	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
891364344	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
742827756	1	1	Fixed	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	No
451999740	1	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
783248424	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
317416236	1	1	Fixed	Purchase	Primary	MD			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
567305664	1	1	Fixed	Refinance	Primary	AZ			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
834716724	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
236907564	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
158845068	1	1	Fixed	Refinance	Primary	ID	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
982304004	1	1	Fixed	Refinance	Primary	AL	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
858586860	1	1	Fixed	Purchase	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
309087684	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
988876608	1	1	Fixed	Refinance	Second Home	MD			2	*** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home) - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
936524856	1	1	Fixed	Purchase	Primary	SC	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

										*** (OPEN) South Carolina CHL Complaint Agency Disclosure: Unable to test complaint agency due to missing information. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
356568996	1	1	Fixed	Refinance	Primary	IN			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
149709756	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
951077412	1	1	Fixed	Purchase	Primary	AZ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
574277028	1	1	Fixed	Purchase	Primary	OR	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
823998768	1	1	Fixed	Purchase	Primary	NC			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
207537516	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
531578736	1	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
988152516	1	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
938954100	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
937801728	1	1	ARM	Purchase	Primary	CA	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
662973480	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
195125364	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
369385524	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
807498036	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
478451508	1	1	Fixed	Refinance	Primary	TN	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
201486816	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
280814232	1	1	Fixed	Refinance	Primary	OR	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
485289048	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
216723624	1	1	Fixed	Purchase	Primary	SC	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2

										*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
959762532	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
163174680	1	1	ARM	Purchase	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
527894940	1	1	ARM	Purchase	Primary	GA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2	There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
578640144	1	1	Fixed	Purchase	Investment	TX			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
727957476	1	1	Fixed	Refinance	Primary	WI		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
291517248	1	1	Fixed	Purchase	Primary	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
863313876	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
523199796	1	1	Fixed	Refinance	Primary	MN	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Minnesota Special Mortgage Refi: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effective 8/1/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
972661092	1	1	Fixed	Refinance	Primary	LA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
340893948	1	1	Fixed	Purchase	Primary	WA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
186614544	1	1	Fixed	Purchase	Primary	CT			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
970881876	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
608739264	1	1	Fixed	Refinance	Primary	NV			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
800181420	1	1	Fixed	Purchase	Primary	AZ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
519268584	1	1	Fixed	Purchase	Primary	AZ	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
537229452	1	1	Fixed	Refinance	Primary	OR			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
413767284	1	1	Fixed	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	No
155370024	1	1	Fixed	Refinance	Primary	PA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
558660384	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
886762704	1	1	Fixed	Refinance	Primary	CT	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
455076384	1	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
831164988	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
173590848	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
358137696	1	1	Fixed	Purchase	Primary	CA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
439434204	1	1	Fixed	Purchase	Primary	NC			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
515862264	1	1	Fixed	Purchase	Primary	NJ			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
551741172	1	1	Fixed	Refinance	Primary	SC			2	*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.	Yes	RB	B	B	B	B	Yes	No	No	No
932582688	1	1	Fixed	Refinance	Primary	NV			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
868904424	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
595273344	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
323994816	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	No
120729144	1	1	Fixed	Refinance	Primary	VA	2	*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
437958132	1	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
271930908	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
852374754	1	1	Fixed	Refinance	Primary	NJ	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
248824704	1	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
849522264	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
495576732	1	1	Fixed	Refinance	Primary	MD		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
666378780	1	1	Fixed	Refinance	Primary	GA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
951452904	1	1	Fixed	Refinance	Primary	GA			1			Yes	RA	A	A	A	A	Yes	No	No	No
435314748	1	1	Fixed	Refinance	Investment	FL		*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
438136416	1	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
371335692	1	1	Fixed	Refinance	Primary	UT	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
766008660	1	1	Fixed	Refinance	Primary	SC			2	*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.	Yes	RB	B	B	B	B	Yes	No	No	No
679219212	1	1	Fixed	Refinance	Primary	DE	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
121486104	1	1	Fixed	Purchase	Primary	TX			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
312747984	1	1	Fixed	Refinance	Primary	AZ	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
797140632	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
951761922	1	1	Fixed	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	No
312003972	1	1	Fixed	Refinance	Primary	NJ	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
485887644	1	1	Fixed	Purchase	Primary	CA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
332610216	1	1	Fixed	Refinance	Primary	CO			1			Yes	RA	A	A	A	A	Yes	No	No	No
496997022	1	1	Fixed	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2		Yes	RD	D	D	D	D	Yes	No	No	No
357083928	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
482502240	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
410556180	1	1	Fixed	Purchase	Primary	CA			3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	Yes	N/A	N/A	No
528219636	1	1	Fixed	Refinance	Primary	CT			1			Yes	RA	A	A	A	A	Yes	No	No	No
753879372	1	1	Fixed	Refinance	Primary	CT	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
179588760	1	1	Fixed	Purchase	Primary	VA	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
970322124	1	1	Fixed	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
959194812	1	1	Fixed	Purchase	Primary	NV		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
618265008	1	1	Fixed	Purchase	Primary	FL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
916461432	1	1	Fixed	Purchase	Primary	CT			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
929405448	1	1	Fixed	Refinance	Primary	PA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
399857148	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
228051132	1	1	Fixed	Purchase	Primary	WA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
474228468	1	1	ARM	Refinance	Primary	IL	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
912546156	1	1	Fixed	Purchase	Second Home	FL			2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
189762900	1	1	Fixed	Refinance	Primary	NY			1			Yes	RA	A	A	A	A	Yes	No	No	No
776687772	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
369993084	1	1	Fixed	Refinance	Primary	VA	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Virginia MLBA Broker Notice: Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

The secondary market purchase of a loan does not trigger coverage of the statute.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
757910184	1	1	Fixed	Refinance	Primary	ID	2	*** (OPEN) ID RMPA Float Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008. - EV2	The Residential Mortgage Practices Act does not appear to provide for assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
125794968	1	1	Fixed	Purchase	Primary	CA		*** (OPEN) Valuation Error: APN Number not provided. - EV2	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
578189952	1	1	Fixed	Purchase	Primary	CA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
161263356	1	1	Fixed	Purchase	Primary	NC		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2008. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
238618692	1	1	Fixed	Purchase	Second Home	CA	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	There is no Assignee Liability. TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
550351752	1	1	Fixed	Purchase	Second Home	NC	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
157851060	1	1	Fixed	Purchase	Primary	OR			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2008. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
564666264	1	1	Fixed	Refinance	Investment	AL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
174715332	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
721621920	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
182455248	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
327474840	1	1	Fixed	Purchase	Primary	CA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
823322484	1	1	Fixed	Purchase	Primary	NV			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
806877528	1	1	Fixed	Refinance	Primary	KS	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2008. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
372679296	1	1	Fixed	Purchase	Primary	PA			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
274002588	1	1	Fixed	Refinance	Primary	ID			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2008. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
930962760	1	1	Fixed	Purchase	Primary	GA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2008. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
576248748	1	1	Fixed	Refinance	Primary	OR			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
661956540	1	1	Fixed	Purchase	Primary	TX	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2008. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
804802860	1	1	Fixed	Refinance	Primary	GA	2	*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
518631144	1	1	Fixed	Purchase	Primary	TX			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
584056392	1	1	Fixed	Refinance	Primary	HI			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
857801016	1	1	Fixed	Refinance	Primary	NJ			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
659999400	1	1	Fixed	Refinance	Primary	NM			1			Yes	RA	A	A	A	A	Yes	No	No	No
947083452	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
903521400	1	1	Fixed	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	No
348386064	1	1	Fixed	Purchase	Primary	PA			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
158193672	1	1	ARM	Refinance	Primary	FL	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incomplete Document: Right to Cancel (RTC) is incomplete - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
217424808	1	1	ARM	Purchase	Primary	CA	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
285591048	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
181492740	1	1	ARM	Refinance	Primary	IL	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
446295648	1	1	ARM	Refinance	Primary	IL	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
775010508	1	1	ARM	Refinance	Primary	NJ	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
966545292	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
566312652	1	1	Fixed	Purchase	Primary	AZ	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
699625260	1	1	Fixed	Refinance	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2008. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
189701148	1	1	Fixed	Refinance	Primary	NY			2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
650890980	1	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
814742940	1	1	Fixed	Purchase	Primary	CA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
642719796	1	1	Fixed	Purchase	Primary	KY			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
899637996	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2008. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
529278828	1	1	Fixed	Purchase	Primary	NJ			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
383492868	1	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
661373544	1	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
447465948	1	1	Fixed	Refinance	Primary	IL			1			Yes	RA	A	A	A	A	Yes	No	No	No
138051576	1	1	Fixed	Refinance	Primary	SC	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2008. - EV2

										*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.	Yes	RB	B	B	B	B	Yes	No	No	No
397455792	1	1	Fixed	Purchase	Primary	CA	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2008. - EV2	There is no Assignee Liability. TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
566111460	1	1	Fixed	Refinance	Primary	PA	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

										*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
695820540	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
137247804	1	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
220112016	1	1	Fixed	Refinance	Primary	WA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2008. - EV2

*** (OPEN) Washington Itemized Disclosure Compliant: Washington HB 2770: Disclosure of material terms not in compliance with state requirements. - EV2

										*** (OPEN) Washington Itemized Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	The Act does not appear to provide for assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
520134108	1	1	Fixed	Purchase	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2008. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
652585176	1	1	Fixed	Refinance	Primary	OR			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
968578128	1	1	Fixed	Refinance	Primary	PA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2008. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
767920980	1	1	Fixed	Refinance	Primary	SC			2	*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.	Yes	RB	B	B	B	B	Yes	No	No	No
484190460	1	1	Fixed	Refinance	Primary	NY	2	*** (OPEN) TIL APR Tolerance: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
316566648	1	1	Fixed	Refinance	Primary	MO			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
438258924	1	1	Fixed	Purchase	Primary	PA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
550103748	1	1	Fixed	Refinance	Primary	NY			1			Yes	RA	A	A	A	A	Yes	No	No	No
257489700	1	1	Fixed	Purchase	Primary	NJ		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
278157900	1	1	Fixed	Refinance	Primary	PA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2008. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
832866682	1	1	ARM	Purchase	Primary	GA	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
629789724	1	1	Fixed	Refinance	Investment	AZ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
346110996	1	1	Fixed	Refinance	Primary	SC	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

There is no Assignee Liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
388004748	1	1	Fixed	Refinance	Primary	NC	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
938607492	1	1	Fixed	Refinance	Primary	OH	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) Ohio CSPA Borrower Ability to Repay Testing: Ohio Consumer Sales Practices Act: File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio CSPA TNB Worksheet: Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

											There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
875017872	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
976177608	1	1	Fixed	Refinance	UTD	GA	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
452076432	1	1	Fixed	Refinance	Primary	SC	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) South Carolina CHL Tangible Net Benefit: South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower. - EV2	Assignee Liability: The Act provides that the making of a consumer home loan or a high cost home loan that violates the home loan or high cost provisions is a violation of the law and the borrower has a right in action, other than a class action, to recover from the lender or party charged with the violation. It appears that assignees and purchasers would be subject to this liability. Damages can include actual damages, and a penalty of not less than $1,500 and not more than $7,500 for each loan transaction. Class actions are prohibited. A court may refuse to enforce an agreement that violates the Act. Costs and attorney fees may also be awarded.

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
892184928	1	1	Fixed	Refinance	Primary	OR		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2008. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
548627676	1	1	Fixed	Refinance	Investment	WI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
858727296	1	1	Fixed	Refinance	Primary	SC	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
787277244	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2008. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
295521168	1	1	Fixed	Refinance	Primary	MO			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
124140444	1	1	Fixed	Refinance	Primary	MO			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
204677004	1	1	Fixed	Refinance	Primary	NJ	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2008. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
112519116	1	1	Fixed	Purchase	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2008. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
209295456	1	1	Fixed	Refinance	Primary	GA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2008. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
993647448	1	1	Fixed	Refinance	Primary	GA	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
537123876	1	1	Fixed	Refinance	Primary	GA	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2

*** (OPEN) Unable to determine the # of units, compliance results were generated using a defaulted value. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
597443628	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
679872804	1	1	Fixed	Refinance	Primary	NC	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
778426788	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
825866964	1	1	Fixed	Purchase	Primary	NY			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
441745821	1	1	Fixed	Refinance	Primary	ID	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ID RMPA Lender Required Insurance: Idaho Residential Mortgage Practices Act: Borrower required, as a condition of the loan, to provide property insurance on improvements in an amount that exceeds the replacement value of the improvements. - EV2

*** (OPEN) ID RMPA Lock-In/Float Disclosure - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2008. - EV2	The Residential Mortgage Practices Act does not appear to provide for assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
132643296	1	1	Fixed	Refinance	Primary	CO			1			Yes	RA	A	A	A	A	Yes	No	No	No
656142888	1	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2008. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
887527632	1	1	Fixed	Refinance	Primary	AZ			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2008. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
579233760	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2008, prior to three (3) business days from transaction date of 11/XX/2008. - EV2	There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
800058912	1	1	Fixed	Refinance	Primary	NH	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
143319420	1	1	Fixed	Refinance	Investment	WA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
431147484	1	1	Fixed	Purchase	Primary	AZ			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
428252112	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
188720088	1	1	Fixed	Purchase	Primary	NJ	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
308026944	1	1	Fixed	Purchase	Primary	IL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
813174240	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2008. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
245610612	1	1	Fixed	Purchase	Primary	FL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2008. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
967715592	1	1	Fixed	Purchase	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2008. - EV2		Yes	RD	D	D	D	D	Yes	N/A	N/A	No
560166336	1	1	Fixed	Refinance	Primary	NY	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
496460184	1	1	Fixed	Refinance	Primary	CO			1			Yes	RA	A	A	A	A	Yes	No	No	No
261337452	1	1	Fixed	Refinance	Primary	MS			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
142035576	1	1	Fixed	Purchase	Primary	CA	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
430882764	1	1	Fixed	Refinance	Primary	NC			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
639169056	1	1	ARM	Refinance	Primary	GA			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
495243072	1	1	Fixed	Refinance	Primary	MA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Massachusetts Greater Than $6,000 Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2008. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
591176351	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
465550320	1	1	Fixed	Refinance	Primary	NJ			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
518355252	1	1	Fixed	Refinance	Primary	GA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
397449816	1	1	Fixed	Refinance	Primary	ME	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2008. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2008, prior to three (3) business days from transaction date of 12/XX/2008. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
576253728	1	1	Fixed	Refinance	Primary	SC	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
248365548	1	1	Fixed	Purchase	Primary	UT	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2008. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
840243528	1	1	Fixed	Purchase	Investment	NY			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
578244732	1	1	Fixed	Refinance	Primary	NJ		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2008. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
287618904	1	1	Fixed	Refinance	Primary	ID	2	*** (OPEN) ID RMPA Lock-In/Float Disclosure - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	The Residential Mortgage Practices Act does not appear to provide for assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
995300808	1	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
913995336	1	1	Fixed	Refinance	Primary	DE	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
252365484	1	1	Fixed	Refinance	Investment	WI			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
339727632	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
649589208	1	1	Fixed	Refinance	Primary	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2009. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
609992232	1	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
768452844	1	1	Fixed	Refinance	Primary	PA	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2009. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
378084876	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2009. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
463190796	1	1	Fixed	Refinance	Primary	ID			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
462184836	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2009. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
185465160	1	1	Fixed	Refinance	Primary	GA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2009. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
658775316	1	1	Fixed	Refinance	Primary	NC	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
268097304	1	1	Fixed	Refinance	Primary	IL			1			Yes	RA	A	A	A	A	Yes	No	No	No
266035584	1	1	Fixed	Refinance	Primary	AZ			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
698886228	1	1	Fixed	Refinance	Primary	CO	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Colorado CCC First Lien Disclosure: Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
862149552	1	1	Fixed	Refinance	Primary	WA	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2009. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Washington Itemized Disclosure: Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											The Act does not appear to provide for assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
445172160	1	1	Fixed	Refinance	Primary	NC		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2009. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
659365944	1	1	Fixed	Refinance	Primary	WV			2	*** (OPEN) Last Date Rate Set Not Provided: Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
894340272	1	1	Fixed	Refinance	Primary	NH		*** (OPEN) Missing Document: Appraisal not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
888452916	1	1	Fixed	Refinance	Primary	UT	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2009. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
596717544	1	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2009. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
722192628	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL APR Tolerance: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2009. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
864765408	1	1	Fixed	Refinance	Primary	MN			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
403777404	1	1	Fixed	Refinance	Primary	IL			1			Yes	RA	A	A	A	A	Yes	No	No	No
398484060	1	1	ARM	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
867091704	1	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Appraisal not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
295866781	1	1	ARM	Refinance	Primary	WI	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
477804108	1	1	Fixed	Purchase	Primary	NY	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2009. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
756293676	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2009. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
273926892	1	1	Fixed	Refinance	Primary	NY	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2009. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RD	D	D	D	D	Yes	No	No	No
619360608	1	1	Fixed	Refinance	Primary	ME	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2009. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
563429232	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA 2009 Seven Day Waiting Period: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
113431452	1	1	Fixed	Refinance	Primary	AZ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2009, prior to three (3) business days from transaction date of 11/XX/2009. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
709477692	1	1	Fixed	Refinance	Primary	MN	*** (OPEN) Missing Document: Appraisal not provided - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Minnesota Ability to Repay Reliable Documentation: Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Minnesota Special Mortgage Refi: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2009. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2009 Seven Day Waiting Period: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effective 8/1/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
362085514	1	1	Fixed	Refinance	Primary	GA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2009. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
444181140	1	1	Fixed	Refinance	Primary	MN	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Minnesota Ability to Repay Reliable Documentation: Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Minnesota Special Mortgage Refi: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA 2009 Seven Day Waiting Period: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effective 8/1/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RD	D	D	D	D	Yes	No	No	N/A
279088164	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
426950340	1	1	Fixed	Refinance	Primary	PA	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2009. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
845399820	1	1	Fixed	Refinance	Investment	MO			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
229671624	1	1	Fixed	Refinance	Investment	SC			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
631887300	1	1	Fixed	Refinance	Investment	NY			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
926262072	1	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
662386812	1	1	Fixed	Purchase	Primary	NC			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
666175596	1	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
585077292	1	1	ARM	Refinance	Primary	PA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
290085996	1	1	ARM	Refinance	Primary	NV	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
593643888	1	1	ARM	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
177798948	1	1	Fixed	Refinance	Investment	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
919339872	1	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
126057744	1	1	Fixed	Purchase	Investment	IL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
284418756	1	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
450381240	1	1	Fixed	Purchase	Primary	GA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
164330040	1	1	Fixed	Purchase	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
355665624	1	1	ARM	Purchase	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
675981216	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
976660932	1	1	ARM	Refinance	Primary	FL	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
165066084	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
670032108	1	1	ARM	Refinance	Primary	VA	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2

*** (OPEN) Compliance Exception: - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
792621780	1	1	Fixed	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	No
821978880	1	1	Fixed	Purchase	Investment	FL			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
420047064	1	1	Fixed	Purchase	Primary	NY			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
510289644	1	1	ARM	Refinance	Primary	GA	2	*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
347573124	1	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
748205172	1	1	ARM	Refinance	Investment	DE			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
909063636	1	1	ARM	Refinance	Primary	AZ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
325135236	1	1	ARM	Refinance	Investment	MD			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
975428616	1	1	ARM	Purchase	Primary	MD	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
984228276	1	1	ARM	Purchase	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
503183184	1	1	ARM	Refinance	Investment	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
540036180	1	1	ARM	Purchase	Primary	NV			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
554858652	1	1	ARM	Refinance	Primary	FL	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
242790288	1	1	ARM	Purchase	Investment	FL	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
195513804	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
732075936	1	1	ARM	Purchase	Primary	TX	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
655973760	1	1	ARM	Refinance	Primary	OH	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA TNB Worksheet: Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
544923552	1	1	ARM	Refinance	Primary	FL	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
113629656	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
544757220	1	1	Fixed	Refinance	Primary	NV			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
834358164	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
527737572	1	1	ARM	Refinance	Primary	UT	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
993964176	1	1	ARM	Refinance	Primary	FL	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
276142992	1	1	Fixed	Refinance	Primary	NY	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/1997. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
543513216	1	1	Fixed	Purchase	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/1994 used as disbursement date for compliance testing. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
500512908	1	1	ARM	Refinance	Primary	LA	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
172683492	1	1	ARM	Refinance	UTD	FL	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

										*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
193993908	1	1	Fixed	Refinance	Primary	SC	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

										*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.	Yes	RB	B	B	B	B	Yes	No	No	No
637970868	1	1	Fixed	Refinance	Primary	GA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
519222768	1	1	ARM	Refinance	Second Home	CO	2	*** (OPEN) Colorado CCC First Lien Disclosure: Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
184368564	1	1	Fixed	Refinance	Primary	MA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008. - EV2

										*** (OPEN) Massachusetts Borrower Interest Safe Harbor 2004: Massachusetts Home Loan: Mortgage loan does not qualify under Borrower's Interest Safe Harbor for anti-flipping provisions. - EV1		Yes	RB	B	B	B	B	Yes	No	No	No
805492092	1	1	Fixed	Refinance	Primary	OR			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
143655072	1	1	Fixed	Refinance	Primary	AZ			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
596825112	1	1	Fixed	Purchase	Primary	IL	2	*** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
496980120	1	1	ARM	Refinance	Primary	FL	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
888075432	1	1	ARM	Refinance	Primary	MD	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. - EV2	There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
749701151	1	1	ARM	Purchase	Primary	NC	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
860342808	1	1	ARM	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
804067832	1	1	Fixed	Refinance	UTD	PA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
392650092	1	1	Fixed	Refinance	Primary	GA	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
178083804	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. - EV2

										*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
364783008	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
590167848	1	1	Fixed	Refinance	Primary	GA	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
799279044	1	1	Fixed	Refinance	Primary	GA	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
947265264	1	1	Fixed	Refinance	Primary	CT	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
971123904	1	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Appraisal not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
497480100	1	1	Fixed	Refinance	Second Home	IL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2008. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
170455440	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
936726048	1	1	Fixed	Refinance	Primary	GA			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
186346620	1	1	Fixed	Purchase	Primary	AZ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Initial TIL not provided - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
974622852	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
790968420	1	1	Fixed	Refinance	Primary	OH	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
737885604	1	1	Fixed	Purchase	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
304701300	1	1	Fixed	Refinance	Primary	IL			1			Yes	RA	A	A	A	A	Yes	No	No	No
705929940	1	1	Fixed	Refinance	Primary	WA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
260033994	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
682899432	1	1	Fixed	Purchase	Primary	IL			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
309108600	1	1	ARM	Purchase	Primary	IL	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
898640004	1	1	Fixed	Construction-Permanent	Primary	TX	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
157446684	1	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
585733656	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
814817640	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
257544684	1	1	ARM	Purchase	Primary	GA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
644489688	1	1	ARM	Purchase	Primary	NC	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
440901312	1	1	Fixed	Refinance	Primary	AZ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
207581340	1	1	Fixed	Refinance	Investment	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
933658368	1	1	Fixed	Refinance	Primary	WA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
211643028	1	1	Fixed	Purchase	Primary	FL	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2	There is no Assignee Liability. TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
131742912	1	1	Fixed	Purchase	Primary	TX			3	*** (OPEN) HUD Error: Disbursement date is earlier than final TIL signature date. - EV3		Yes	RC	C	C	C	C	Yes	N/A	N/A	No
579243720	1	1	Fixed	Refinance	Primary	IN			1			Yes	RA	A	A	A	A	Yes	No	No	No
175084848	1	1	Fixed	Refinance	Primary	MN	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
623367516	1	1	Fixed	Refinance	Primary	MN	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
556977720	1	1	Fixed	Refinance	Primary	MN		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
618792888	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
916381752	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
572907168	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
826699920	1	1	Fixed	Refinance	Primary	MA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005. - EV2	The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
951551508	1	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
494187312	1	1	Fixed	Purchase	Primary	FL	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
860742204	1	1	Fixed	Purchase	Primary	CT	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
194262828	1	1	Fixed	Purchase	Primary	AZ			3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
507495864	1	1	Fixed	Refinance	Primary	MD			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
422505192	1	1	Fixed	Refinance	Primary	NC	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
696694032	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
222029316	1	1	ARM	Purchase	Second Home	GA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
459937860	1	1	Fixed	Purchase	Primary	PA		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
283937688	1	1	Fixed	Refinance	Primary	NV	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2

										*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	There is no Assignee Liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
505269804	1	1	Fixed	Refinance	Primary	PA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
459669936	1	1	Fixed	Refinance	Primary	MN	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Minnesota Financed Fees: Minnesota Residential Originator and Servicer Licensing Act: Financed Fees on subject loan in excess of 5% of Total Loan Amount. - EV2	Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effective 8/1/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
526287396	1	1	Fixed	Refinance	Primary	PA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
450765696	1	1	Fixed	Refinance	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

										*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
358618764	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
239890404	1	1	Fixed	Refinance	Primary	GA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
483096852	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
573852372	1	1	Fixed	Purchase	Primary	AZ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
202666080	1	1	ARM	Refinance	Primary	VA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
479560056	1	1	Fixed	Refinance	Primary	OH	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
526678931	1	1	Fixed	Refinance	Investment	PA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
600452544	1	1	Fixed	Refinance	Primary	NJ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
336268524	1	1	Fixed	Refinance	Primary	MD			1			Yes	RA	A	A	A	A	Yes	No	No	No
678230184	1	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
852165648	1	1	Fixed	Purchase	Primary	IL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
404134968	1	1	Fixed	Purchase	Primary	MA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
116659488	1	1	Fixed	Purchase	Primary	NC			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
495622548	1	1	Fixed	Refinance	Primary	GA	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2	There is no Assignee Liability. TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
739924413	1	1	Fixed	Refinance	Primary	NV			1			Yes	RA	A	A	A	A	Yes	No	No	No
603221424	1	1	Fixed	Refinance	Investment	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment) - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
600817080	1	1	Fixed	Purchase	Primary	NV	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
334686612	1	1	Fixed	Refinance	Primary	VA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2

										*** (OPEN) Virginia MLBA Broker Notice: Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2	The secondary market purchase of a loan does not trigger coverage of the statute. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
333401040	1	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
556204248	1	1	Fixed	Purchase	Primary	ID			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
301459320	1	1	Fixed	Purchase	Primary	NJ	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
125784840	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
243590256	1	1	Fixed	Purchase	Primary	NC	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
106216428	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
776120052	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
545532108	1	1	Fixed	Refinance	Primary	CT	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
510458964	1	1	Fixed	Purchase	Primary	IL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
217994520	1	1	Fixed	Refinance	Primary	AZ		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
777052308	1	1	Fixed	Purchase	Investment	CA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
508861380	1	1	Fixed	Purchase	Primary	MI			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
302237196	1	1	Fixed	Refinance	Primary	IN			1			Yes	RA	A	A	A	A	Yes	No	No	No
778551288	1	1	Fixed	Purchase	Primary	AZ			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
336873096	1	1	Fixed	Refinance	Primary	MA			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
951061956	1	1	Fixed	Purchase	Primary	MI			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
354624804	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
804353664	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

										*** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
124690236	1	1	Fixed	Purchase	Primary	IA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
620734092	1	1	Fixed	Refinance	Primary	CO			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
726301128	1	1	Fixed	Refinance	Primary	NJ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
800200344	1	1	Fixed	Refinance	Primary	KY	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
357232332	1	1	Fixed	Purchase	Primary	IL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
890064396	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
763154124	1	1	Fixed	Purchase	Primary	AZ	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
602994336	1	1	Fixed	Refinance	Primary	AZ	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
160945632	1	1	Fixed	Refinance	Primary	AZ	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
648372096	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
464328228	1	1	Fixed	Purchase	Primary	FL	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
374385024	1	1	Fixed	Refinance	Primary	AZ	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
510842424	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
198575508	1	1	ARM	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
203958888	1	1	ARM	Refinance	Primary	GA	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
200552568	1	1	Fixed	Refinance	Primary	AZ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
836297376	1	1	Fixed	Purchase	Primary	AZ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2	There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
348322116	1	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
184299840	1	1	Fixed	Refinance	Primary	IL			1			Yes	RA	A	A	A	A	Yes	No	No	No
685627476	1	1	Fixed	Refinance	Primary	NV			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
979034136	1	1	Fixed	Purchase	Primary	NC		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
149779476	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
276754536	1	1	Fixed	Refinance	Primary	AZ		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
816859440	1	1	Fixed	Refinance	Primary	AL	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
370548852	1	1	Fixed	Refinance	Primary	IN			1			Yes	RA	A	A	A	A	Yes	No	No	No
735586434	1	1	Fixed	Refinance	Primary	AZ		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
115745160	1	1	Fixed	Purchase	Primary	FL	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
116341764	1	1	Fixed	Purchase	Primary	AZ	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) Originator Application Date is less than 7 days prior to consummation. Please confirm date input reflects the appropriate date. - EV1		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
601052136	1	1	Fixed	Refinance	Primary	RI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
524741604	1	1	Fixed	Refinance	Primary	NY	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
151385028	1	1	Fixed	Refinance	Primary	PA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
320287188	1	1	Fixed	Refinance	Primary	GA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
351105936	1	1	Fixed	Refinance	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
710329272	1	1	Fixed	Refinance	Primary	RI	*** (OPEN) Valuation Error: Valuation report date was not provided. - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
883098420	1	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
267533568	1	1	Fixed	Purchase	Primary	AZ			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
616860648	1	1	Fixed	Purchase	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
136257780	1	1	Fixed	Refinance	Primary	OR	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
470246460	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
980022168	1	1	Fixed	Refinance	Primary	CO			1			Yes	RA	A	A	A	A	Yes	No	No	No
864316848	1	1	Fixed	Purchase	Primary	MN	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
744470220	1	1	Fixed	Purchase	Primary	NJ	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
551261100	1	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
313588638	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
415023240	1	1	Fixed	Refinance	Primary	NJ	2	*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
106670604	1	1	Fixed	Refinance	Primary	CO			1			Yes	RA	A	A	A	A	Yes	No	No	No
218634948	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
475408728	1	1	Fixed	Refinance	Primary	IN		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
189809712	1	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
100045212	1	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
297805992	1	1	Fixed	Refinance	Primary	OH		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	No
857658588	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
790177596	1	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
778138944	1	1	Fixed	Refinance	Primary	MO			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
760469580	1	1	Fixed	Refinance	Primary	ME		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
725833008	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
560427288	1	1	Fixed	Purchase	Primary	AL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
818493876	1	1	Fixed	Purchase	Primary	MI		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
971469516	1	1	Fixed	Refinance	Primary	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
206302476	1	1	Fixed	Purchase	Primary	MA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
623175072	1	1	Fixed	Purchase	Primary	FL	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
976940544	1	1	Fixed	Refinance	Primary	AZ			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
967186716	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
305327784	1	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
463074264	1	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
130899300	1	1	Fixed	Refinance	Primary	NH	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
238056948	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
785743404	1	1	Fixed	Refinance	Primary	PA	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
593845080	1	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
900029424	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
620961180	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
660693612	1	1	Fixed	Refinance	Primary	AZ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
525637008	1	1	Fixed	Refinance	Investment	AZ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment) - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
456883128	1	1	Fixed	Purchase	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
263689451	1	1	Fixed	Refinance	Investment	TN			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
666468420	1	1	Fixed	Refinance	Primary	GA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
255733956	1	1	Fixed	Refinance	Primary	MI			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
432911400	1	1	Fixed	Refinance	Primary	NV			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
713491572	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
883901196	1	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
643778544	1	1	Fixed	Purchase	Second Home	GA			2	*** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home) - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
605547084	1	1	Fixed	Purchase	Primary	MI			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
701913072	1	1	Fixed	Purchase	Primary	MN		*** (OPEN) Valuation Error: APN Number not provided. - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
906659796	1	1	Fixed	Purchase	Primary	AZ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
957594240	1	1	Fixed	Refinance	Primary	OH			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
286488540	1	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
821274708	1	1	Fixed	Refinance	Primary	MN			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
943278732	1	1	Fixed	Purchase	Primary	CA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
253542756	1	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Credit Report not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
221676732	1	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
336309360	1	1	Fixed	Refinance	Primary	TX	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
684924300	1	1	Fixed	Refinance	Primary	AZ	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
575313504	1	1	Fixed	Refinance	Primary	CT	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
318274788	1	1	Fixed	Purchase	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
867865284	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
485034072	1	1	Fixed	Purchase	Second Home	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
362760132	1	1	Fixed	Purchase	Primary	VA	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
599741400	1	1	Fixed	Purchase	Primary	TN	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
772519512	1	1	Fixed	Refinance	Investment	SC	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
537335028	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
583229712	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
492846696	1	1	Fixed	Purchase	Primary	IL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
620009004	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

										*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
838918848	1	1	Fixed	Refinance	Investment	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
832943844	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
601908696	1	1	Fixed	Refinance	Primary	OH			1			Yes	RA	A	A	A	A	Yes	No	No	No
785133852	1	1	Fixed	Construction-Permanent	Investment	FL			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
172284096	1	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
917263308	1	1	Fixed	Purchase	Second Home	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
461904960	1	1	Fixed	Purchase	Primary	MI			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
568289712	1	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
735368712	1	1	Fixed	Purchase	Primary	NC			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
716248500	1	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
898270488	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
987538980	1	1	Fixed	Refinance	Second Home	MA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
737492184	1	1	Fixed	Purchase	Primary	PA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
193280772	1	1	Fixed	Purchase	Primary	NC			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
822717912	1	1	Fixed	Refinance	Primary	IA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
319531740	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
568562616	1	1	Fixed	Purchase	Primary	NM		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
503881380	1	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
551150544	1	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
108082932	1	1	Fixed	Refinance	Primary	AZ	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

										*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
806261004	1	1	Fixed	Refinance	Primary	SC	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
660144816	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
851742348	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
610697400	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
706943868	1	1	Fixed	Refinance	Primary	MO	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
683309784	1	1	Fixed	Purchase	Primary	FL	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
776908884	1	1	Fixed	Refinance	Primary	NJ	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
496997021	1	1	Fixed	Purchase	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
946334460	1	1	Fixed	Refinance	Primary	IL			1			Yes	RA	A	A	A	A	Yes	No	No	No
725796156	1	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
373698204	1	1	Fixed	Purchase	Primary	NV			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
822052584	1	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
179188368	1	1	Fixed	Refinance	Primary	MN			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
506032740	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
335418936	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
921331872	1	1	Fixed	Purchase	Primary	NJ	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
248049816	1	1	Fixed	Refinance	Primary	MD	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
842807232	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
846070128	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
638943960	1	1	Fixed	Refinance	Primary	NV			1			Yes	RA	A	A	A	A	Yes	No	No	No
492353676	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
476897748	1	1	Fixed	Purchase	Primary	IL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
586374084	1	1	Fixed	Refinance	Primary	WI			1			Yes	RA	A	A	A	A	Yes	No	No	No
957733680	1	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
481380744	1	1	Fixed	Purchase	Investment	GA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
353784180	1	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
717769392	1	1	Fixed	Purchase	Primary	NC			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
922972284	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	No
634325508	1	1	Fixed	Purchase	Primary	NE	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) Nebraska Broker Notice: Nebraska Mortgage Bankers Registration and Licensing Act: Mortgage broker has received compensation from the borrower without providing a written agreement to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee Liability: The Anti-Predatory lending provisions arising under the Act extend to persons licensed under the Act. In turn, the Act requires a license of any person acting as a "mortgage banker", which includes, among other activities, acquiring and selling ten or more mortgage loans in a calendar year. Therefore, assignees and purchasers would qualify as "mortgage bankers," and would therefore be subject to the enforcement mechanisms in the Act for any compliance failure that the assignee itself commits. However, failure to comply with the Act will not affect the validity or enforceability of any mortgage loan. Further, a person acquiring a mortgage loan or an interest in a mortgage loan is not required to ascertain the extent of compliance with the Act.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
359310984	1	1	Fixed	Purchase	Primary	IA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
751235988	1	1	Fixed	Purchase	Primary	SC			2	*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
242689344	1	1	Fixed	Purchase	Primary	AZ	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
212712732	1	1	Fixed	Refinance	Primary	WA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
706916976	1	1	Fixed	Refinance	Primary	HI			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
794418564	1	1	Fixed	Refinance	Primary	IN	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
699448968	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
924010116	1	1	Fixed	Refinance	Primary	ID	2	*** (OPEN) ID RMPA Lock-In/Float Disclosure - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	The Residential Mortgage Practices Act does not appear to provide for assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
734027100	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
832982688	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
183983112	1	1	Fixed	Refinance	Primary	NJ			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
851403708	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
708898020	1	1	Fixed	Refinance	Primary	WY	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
492944304	1	1	Fixed	Refinance	Primary	AZ	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
528595128	1	1	Fixed	Refinance	Primary	MN		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
662650752	1	1	Fixed	Purchase	Second Home	GA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL APR Tolerance: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
323463948	1	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
794102832	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
939316644	1	1	Fixed	Purchase	Primary	AZ	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
492750084	1	1	Fixed	Refinance	Primary	MA			1			Yes	RA	A	A	A	A	Yes	No	No	No
586214724	1	1	Fixed	Refinance	Primary	MN		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
957347232	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
424883640	1	1	Fixed	Purchase	Primary	MD			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
666115836	1	1	Fixed	Purchase	Primary	NC			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
719345064	1	1	Fixed	Refinance	Primary	VA			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
756879324	1	1	Fixed	Purchase	Primary	SC	2	*** (OPEN) TIL APR Tolerance: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
907030308	1	1	Fixed	Purchase	Primary	GA			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
160487472	1	1	Fixed	Purchase	Primary	TX			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
826268652	1	1	Fixed	Construction-Permanent	Second Home	GA		*** (OPEN) Missing Document: Appraisal not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
901671828	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
521764560	1	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
882275724	1	1	Fixed	Purchase	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
952662048	1	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
436977072	1	1	Fixed	Refinance	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	No	No	No
886885211	1	1	ARM	Purchase	Primary	WA	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
489575832	1	1	ARM	Purchase	Primary	OR	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
490917444	1	1	ARM	Purchase	Primary	GA	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
261382272	1	1	ARM	Refinance	Primary	NJ	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
338699760	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
404583816	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
845083092	1	1	ARM	Refinance	Primary	MN	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
628965036	1	1	Fixed	Refinance	Primary	AZ	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
745003020	1	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
493980240	1	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	There is no Assignee Liability. TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
928909440	1	1	Fixed	Purchase	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
916292112	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
470143872	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
349186032	1	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
401983608	1	1	ARM	Purchase	Primary	CA	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
577426020	1	1	Fixed	Refinance	Primary	VA			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
759756768	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL APR Tolerance: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
811787808	1	1	Fixed	Purchase	Primary	CA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
607146660	1	1	Fixed	Purchase	Primary	NJ		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
231766212	1	1	Fixed	Refinance	Primary	NJ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
238754148	1	1	Fixed	Refinance	Investment	CO		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
266489340	1	1	Fixed	Purchase	Primary	CA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
655333140	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
484505196	1	1	Fixed	Refinance	Primary	NV	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2		Yes	RD	D	D	D	D	Yes	No	No	No
782020356	1	1	Fixed	Purchase	Primary	NJ	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
315357504	1	1	Fixed	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
942495876	1	1	Fixed	Purchase	Primary	MN			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
813219060	1	1	Fixed	Refinance	Primary	OH	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) Ohio CSPA Ability to Repay Reliable Documentation: Ohio Consumer Sales Practices Act: Borrower's ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

											There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
751569931	1	1	Fixed	Purchase	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
688912284	1	1	Fixed	Purchase	Primary	OH	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) Ohio CSPA Ability to Repay Reliable Documentation: Ohio Consumer Sales Practices Act: Borrower's ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
											The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
218620008	1	1	Fixed	Refinance	Primary	CT	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
985960560	1	1	Fixed	Refinance	Primary	CT	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
159193631	1	1	Fixed	Purchase	Primary	AL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
486056964	1	1	Fixed	Refinance	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	No	No	No
909284256	1	1	Fixed	Purchase	Primary	NJ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
103164684	1	1	Fixed	Purchase	Primary	VA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
333534504	1	1	Fixed	Refinance	Primary	SC			2	*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.	Yes	RB	B	B	B	B	Yes	No	No	No
883664652	1	1	Fixed	Refinance	Investment	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
455481781	1	1	Fixed	Refinance	Primary	CT			1			Yes	RA	A	A	A	A	Yes	No	No	No
892865196	1	1	Fixed	Purchase	Primary	GA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
667950468	1	1	Fixed	Refinance	Investment	VA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
309619548	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
456558432	1	1	Fixed	Purchase	Primary	CA	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
682172352	1	1	Fixed	Purchase	Primary	PA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
439833600	1	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
555774972	1	1	Fixed	Refinance	Primary	GA			2	*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
399255564	1	1	Fixed	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	No
477992352	1	1	Fixed	Refinance	Primary	GA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
940176192	1	1	Fixed	Refinance	Primary	IL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
712571496	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
646905303	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
543154656	1	1	Fixed	Refinance	Primary	GA	2	*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
575291592	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
743470260	1	1	Fixed	Purchase	Primary	NC			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
558082704	1	1	Fixed	Purchase	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
823004760	1	1	ARM	Purchase	Primary	GA			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
830513604	1	1	Fixed	Refinance	Primary	RI			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
136629288	1	1	Fixed	Refinance	Primary	GA	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
717873972	1	1	Fixed	Purchase	Primary	SC			2	*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
453681852	1	1	Fixed	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
842921772	1	1	Fixed	Purchase	Primary	NV			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
780462612	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
441158280	1	1	Fixed	Refinance	Primary	NV			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
280954668	1	1	Fixed	Refinance	Primary	MS	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
673778064	1	1	Fixed	Refinance	Primary	CO	2	*** (OPEN) Colorado CCC First Lien Disclosure: Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
713529420	1	1	Fixed	Purchase	Primary	NC			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
913491360	1	1	Fixed	Purchase	Primary	TX	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
788037192	1	1	Fixed	Purchase	Primary	OR	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
766978764	1	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
644295468	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
395484180	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
654315228	1	1	Fixed	Refinance	Primary	AZ			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
607807008	1	1	Fixed	Refinance	Primary	WI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
520385100	1	1	ARM	Refinance	Investment	CA			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
388301556	1	1	ARM	Refinance	Primary	MO	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
652948716	1	1	ARM	Purchase	Primary	AZ	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
299440428	1	1	ARM	Refinance	Primary	VA	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
591694716	1	1	ARM	Refinance	Primary	NC	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
340707696	1	1	ARM	Refinance	Primary	FL	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
414053136	1	1	ARM	Purchase	Primary	AZ	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
292763244	1	1	ARM	Refinance	Primary	HI	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
505679772	1	1	ARM	Refinance	Second Home	AZ	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
863611680	1	1	ARM	Purchase	Second Home	GA	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
449298588	1	1	ARM	Purchase	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
585653976	1	1	ARM	Purchase	Primary	CA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
529412844	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
622667328	1	1	ARM	Purchase	Primary	OR	2	*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

										*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
716444712	1	1	Fixed	Refinance	Primary	GA			1			Yes	RA	A	A	A	A	Yes	No	No	No
642332352	1	1	Fixed	Purchase	Primary	OR			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
597357972	1	1	Fixed	Refinance	Primary	MN			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
106239336	1	1	Fixed	Purchase	Primary	MA	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
463571268	1	1	Fixed	Purchase	Primary	CA	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
874533816	1	1	Fixed	Purchase	Primary	AZ	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
197633292	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
794303028	1	1	Fixed	Purchase	Primary	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
185140464	1	1	Fixed	Purchase	Primary	NJ			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
418562028	1	1	Fixed	Purchase	Primary	MN	2	*** (OPEN) Minnesota Ability to Repay Reliable Documentation: Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
650425848	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
340050336	1	1	Fixed	Purchase	Primary	IL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
805361616	1	1	Fixed	Refinance	Primary	MD			1			Yes	RA	A	A	A	A	Yes	No	No	No
812911296	1	1	Fixed	Purchase	Primary	GA	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
799520076	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
852243336	1	1	Fixed	Purchase	Primary	KS	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	3	*** (OPEN) HUD Error: Disbursement date is earlier than final TIL signature date. - EV3

*** (OPEN) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3

*** (OPEN) HUD Error: Disbursement date is earlier than note date. - EV3

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2		Yes	RC	C	C	C	C	No	N/A	N/A	N/A
549961320	1	1	Fixed	Refinance	Primary	GA			1			Yes	RA	A	A	A	A	Yes	No	No	No
699576456	1	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
261761748	1	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
376460112	1	1	Fixed	Purchase	Second Home	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
147594096	1	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
128910288	1	1	Fixed	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
406269369	1	1	Fixed	Refinance	Primary	SC			2	*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.	Yes	RB	B	B	B	B	Yes	No	No	No
429382824	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
760700976	1	1	Fixed	Refinance	Primary	NV	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
930977136	1	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
958239648	1	1	Fixed	Refinance	Primary	CT		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
509707980	1	1	Fixed	Purchase	Primary	AZ		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
222988464	1	1	Fixed	Refinance	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
223367940	1	1	Fixed	Refinance	Primary	NY		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
158870964	1	1	Fixed	Refinance	Primary	WI		*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
333409008	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
518730744	1	1	Fixed	Refinance	Primary	OR	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
288325068	1	1	Fixed	Refinance	Investment	ID	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ID RMPA Lock-In Disclosure Timing: Idaho Residential Mortgage Practices Act: Lock-in Agreement not provided to borrower within three (3) business days of interest rate lock date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2	The Residential Mortgage Practices Act does not appear to provide for assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
234951420	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
739776012	1	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
299688012	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
579263640	1	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
417079980	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
405148896	1	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
126091608	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
561870492	1	1	Fixed	Refinance	Primary	AZ	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
109395624	1	1	Fixed	Purchase	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
833849208	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
789576012	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
634873308	1	1	Fixed	Purchase	Primary	NV	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
350143800	1	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
798100776	1	1	Fixed	Refinance	Primary	AZ	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
995981076	1	1	Fixed	Refinance	Primary	VA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
720083100	1	1	Fixed	Refinance	Primary	AL	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2		Yes	RD	D	D	D	D	Yes	No	No	N/A
723761328	1	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
115294968	1	1	Fixed	Purchase	Primary	OK	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
572977087	1	1	Fixed	Purchase	Primary	FL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
363449364	1	1	Fixed	Purchase	Second Home	FL	*** (OPEN) Incomplete Document: Note - Subject Lien is incomplete - EV3 *** (OPEN) Security Instrument address does not match Note address. - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
803400492	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
520164984	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
784905768	1	1	Fixed	Refinance	Primary	AZ	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
595723536	1	1	ARM	Refinance	Primary	FL	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
387195996	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
448607364	1	1	ARM	Purchase	Primary	FL	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
834797400	1	1	Fixed	Purchase	Primary	AZ			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
139507728	1	1	Fixed	Refinance	Primary	MO			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
793379736	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
833408976	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
468881244	1	1	Fixed	Refinance	Primary	AZ			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
968682708	1	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
281605056	1	1	Fixed	Refinance	Primary	NH	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
368676372	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2		Yes	RD	D	D	D	D	Yes	No	No	No
753957060	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
325842396	1	1	Fixed	Purchase	Investment	NV			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
721958568	1	1	Fixed	Purchase	Investment	SC			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
874761900	1	1	Fixed	Purchase	Primary	PA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
640876200	1	1	Fixed	Refinance	Primary	NV	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
349146804	1	1	ARM	Purchase	Primary	AZ	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
575376984	1	1	ARM	Purchase	Primary	CT	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
636499776	1	1	ARM	Purchase	Second Home	AZ	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
317204088	1	1	ARM	Refinance	Primary	FL	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
549467304	1	1	ARM	Purchase	Second Home	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
975542160	1	1	ARM	Purchase	Primary	NC	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
740050908	1	1	Fixed	Refinance	Primary	NJ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
505492908	1	1	Fixed	Refinance	Primary	IN	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
243461244	1	1	Fixed	Refinance	Primary	NV	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
463638996	1	1	Fixed	Refinance	Primary	NV			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
946533660	1	1	Fixed	Refinance	Primary	VA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
944340468	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
586988616	1	1	Fixed	Refinance	Primary	MD	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
607338888	1	1	Fixed	Refinance	Primary	AZ	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
710825280	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
274417920	1	1	Fixed	Purchase	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
867041904	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
211415940	1	1	Fixed	Refinance	Primary	NJ		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
599165712	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
839766444	1	1	Fixed	Purchase	Primary	VA		*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
748251972	1	1	Fixed	Purchase	Primary	AZ			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
268545504	1	1	Fixed	Refinance	Primary	TX	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
956588280	1	1	Fixed	Refinance	Primary	ME			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
946458960	1	1	Fixed	Refinance	Primary	NJ			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
697849392	1	1	Fixed	Purchase	Primary	AZ			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
503574612	1	1	Fixed	Purchase	Primary	AZ			2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
469195680	1	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
135140268	1	1	Fixed	Refinance	Primary	CT			1			Yes	RA	A	A	A	A	Yes	No	No	No
847243416	1	1	Fixed	Refinance	Primary	ID	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) ID RMPA Lock-In/Float Disclosure - EV2	The Residential Mortgage Practices Act does not appear to provide for assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
985965300	1	1	Fixed	Refinance	Primary	MD			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
583569348	1	1	Fixed	Refinance	Investment	NY		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
213253560	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
806280924	1	1	Fixed	Purchase	Primary	TX	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
406237524	1	1	ARM	Purchase	Primary	NJ	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
521661972	1	1	Fixed	Refinance	Primary	GA			1			Yes	RA	A	A	A	A	Yes	No	No	No
784197612	1	1	Fixed	Refinance	Primary	KS		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
613593768	1	1	ARM	Refinance	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
711410928	1	1	ARM	Purchase	Primary	AZ			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
846050208	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
396141072	1	1	Fixed	Refinance	Primary	MO			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
387756744	1	1	Fixed	Refinance	Investment	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
227435604	1	1	Fixed	Refinance	Primary	NJ	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
716993508	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2		Yes	RD	D	D	D	D	Yes	No	No	No
411770304	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
533687676	1	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
703914036	1	1	Fixed	Purchase	Primary	WA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
283017384	1	1	Fixed	Purchase	Primary	AZ			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
691854468	1	1	Fixed	Refinance	Primary	MD			1			Yes	RA	A	A	A	A	Yes	No	No	No
273067344	1	1	Fixed	Refinance	Primary	VA	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) Virginia MLBA Broker Notice: Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2

										*** (OPEN) Originator Application Date is less than 7 days prior to consummation. Please confirm date input reflects the appropriate date. - EV1	The secondary market purchase of a loan does not trigger coverage of the statute. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
858916536	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
741605664	1	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
523279068	1	1	Fixed	Refinance	Primary	AZ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
679544904	1	1	Fixed	Purchase	Primary	TX			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
864688356	1	1	Fixed	Refinance	Primary	AL			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
850421652	1	1	Fixed	Purchase	Investment	IN			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
868402440	1	1	Fixed	Purchase	Investment	IN			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
741768012	1	1	Fixed	Purchase	Primary	TX			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
936665292	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
684635460	1	1	Fixed	Refinance	Primary	NC	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
221723544	1	1	Fixed	Purchase	Primary	WA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
719221560	1	1	Fixed	Refinance	Primary	DE	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
451665084	1	1	Fixed	Refinance	Primary	AZ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
495303828	1	1	Fixed	Refinance	Primary	CT		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
317654280	1	1	Fixed	Refinance	Primary	NM			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
214530432	1	1	ARM	Refinance	Primary	CT	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
238293996	1	1	ARM	Refinance	Primary	WA	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
462796380	1	1	Fixed	Refinance	Primary	MD	2	*** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
319822572	1	1	Fixed	Refinance	Primary	MN	2	*** (OPEN) Minnesota Ability to Repay Reliable Documentation: Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation. - EV2

										*** (OPEN) Minnesota Special Mortgage Refi: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor. - EV2	Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effective 8/1/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.	Yes	RB	B	B	B	B	Yes	No	No	N/A
824587404	1	1	Fixed	Refinance	Primary	GA			2	*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
565746924	1	1	Fixed	Purchase	Primary	VA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
515459880	1	1	Fixed	Refinance	Primary	OR	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
137067528	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
373503984	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Stated Value not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
715861056	1	1	Fixed	Refinance	Primary	GA	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
214591416	1	1	Fixed	Refinance	Primary	VA			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
324331464	1	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
974281224	1	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
117251112	1	1	Fixed	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	No
736425468	1	1	Fixed	Refinance	Primary	MA	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Massachusetts MLBR Ability To Repay Testing: Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
440321640	1	1	Fixed	Refinance	Primary	MO			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
244274976	1	1	Fixed	Refinance	Primary	AZ	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
264901140	1	1	Fixed	Purchase	Primary	CO			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
262706952	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
402088188	1	1	Fixed	Refinance	Investment	VA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
787314096	1	1	Fixed	Purchase	Primary	CA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
462899964	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
396520344	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
662543184	1	1	Fixed	Refinance	Primary	OR	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
938885376	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
165745356	1	1	Fixed	Refinance	Investment	AL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
916149684	1	1	Fixed	Refinance	Primary	PA		*** (OPEN) Missing Document: Appraisal not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
739718244	1	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
154369044	1	1	Fixed	Refinance	Primary	AL			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
300423480	1	1	Fixed	Refinance	Primary	MD	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
223816140	1	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
200857344	1	1	Fixed	Refinance	Primary	LA			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
692198088	1	1	ARM	Refinance	Primary	OR	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
872741016	1	1	Fixed	Refinance	Primary	GA			1			Yes	RA	A	A	A	A	Yes	No	No	No
790916628	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
920663172	1	1	Fixed	Refinance	Primary	AZ		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
621275148	1	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
146608212	1	1	Fixed	Refinance	Primary	WV	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
985998168	1	1	Fixed	Refinance	Primary	VA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
559586664	1	1	Fixed	Refinance	Primary	CT		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
417533160	1	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
262072500	1	1	Fixed	Refinance	Primary	VA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
200897184	1	1	Fixed	Purchase	Primary	CA	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	N/A	N/A	No
743730132	1	1	Fixed	Refinance	Primary	WA	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
627744931	1	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
938858484	1	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
520642068	1	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
455150088	1	1	Fixed	Refinance	Primary	UT	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
434795832	1	1	Fixed	Purchase	Primary	CA	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
834832260	1	1	Fixed	Refinance	Primary	GA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
542583948	1	1	Fixed	Purchase	Primary	IL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
717342108	1	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
923864700	1	1	Fixed	Refinance	Primary	MT			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
187486044	1	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
427122648	1	1	ARM	Refinance	Investment	NC			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
424983000	1	1	Fixed	Refinance	Primary	WA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
784274304	1	1	Fixed	Refinance	Primary	OK	2	*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
815708064	1	1	Fixed	Refinance	Primary	VA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
484806984	1	1	Fixed	Construction-Permanent	Primary	NC	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
192596520	1	1	Fixed	Refinance	Primary	DE			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
968125944	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
728850888	1	1	Fixed	Refinance	Primary	GA	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
585495612	1	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
523477680	1	1	Fixed	Purchase	Primary	VA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
494059824	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
701774628	1	1	Fixed	Refinance	Investment	WV	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
136319532	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
576962880	1	1	Fixed	Purchase	Primary	MI			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
208011612	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
353134788	1	1	Fixed	Purchase	Primary	NC		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
710050392	1	1	Fixed	Refinance	Primary	SC			2	*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.	Yes	RB	B	B	B	B	Yes	No	No	No
710540424	1	1	Fixed	Refinance	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	No	No	No
796160568	1	1	Fixed	Construction-Permanent	Primary	AL			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
451384212	1	1	Fixed	Refinance	Primary	AZ			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
376084956	1	1	Fixed	Refinance	Primary	NJ	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2009. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
138218904	1	1	Fixed	Refinance	Primary	AZ	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2009. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2009 Seven Day Waiting Period: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
311989032	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) HUD Error: Balloon term question on page 3 of the final HUD was not provided. - EV2

*** (OPEN) HUD Error: Can your monthly payment amount owed rise question on page 3 of the final HUD was not provided. - EV2

*** (OPEN) HUD Error: Escrow question on page 3 of the final HUD was not provided. - EV2

*** (OPEN) HUD Error: Prepayment penalty question on page 3 of the final HUD was not provided. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2010. - EV2

*** (OPEN) RESPA 2010 HUD To Actual Escrow: Unable to determine if the Final HUD-1 indicates the loan contains an escrow payment due to missing information. - EV2

*** (OPEN) RESPA 2010 HUD to Actual Payment: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information. - EV2

*** (OPEN) RESPA 2010 HUD to Actual Interest Rate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information. - EV2

*** (OPEN) RESPA 2010 HUD to Actual Loan Amount: Unable to determine if the Final HUD-1 reflects the actual Loan Amount due to missing information. - EV2

*** (OPEN) RESPA 2010 HUD to Actual Loan Term: Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information. - EV2

*** (OPEN) RESPA 2010 HUD Comparison: Unable to determine if the HUD-1 column on page 3 of the Final HUD-1 is accurate as compared to the charges on page 2 of the disclosure due to missing information. - EV2

*** (OPEN) RESPA Initial Escrow Account Disclosure Test: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA 2010 GFE Status: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA 2010 HUD-1 On Proper Form: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
610615728	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Appraisal not provided - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) HUD form type is Post-2010, GFE form type is Pre-2010 and creditor application date is before January 1, 2010. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2010. - EV2

*** (OPEN) RESPA 2010 Service Provider: Unable to determine if the borrower received a list of service providers due to missing information. - EV2

*** (OPEN) RESPA Initial Escrow Account Disclosure Test: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA 2010 GFE Status: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA 2010 HUD-1 On Proper Form: Unable to determine if the Final HUD-1 Settlement Statement is on the proper 2010 form due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2009 Seven Day Waiting Period: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RD	D	D	D	D	Yes	No	No	No
212168916	1	1	Fixed	Refinance	Primary	MD	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) HUD Error: Interest rate on page 3 of the final HUD was not provided. - EV2

*** (OPEN) HUD Error: Loan amount on page 3 of the final HUD was not provided. - EV2

*** (OPEN) HUD Error: Loan term on page 3 of the final HUD was not provided. - EV2

*** (OPEN) HUD Error: Principal, interest and MI payment on page 3 of the final HUD was not provided. - EV2

*** (OPEN) HUD Error: Balloon term question on page 3 of the final HUD was not provided. - EV2

*** (OPEN) HUD Error: Can your interest rate rise question on page 3 of the final HUD was not provided. - EV2

*** (OPEN) HUD Error: Can your loan balance rise question on page 3 of the final HUD was not provided. - EV2

*** (OPEN) HUD Error: Can your monthly payment amount owed rise question on page 3 of the final HUD was not provided. - EV2

*** (OPEN) HUD Error: Escrow question on page 3 of the final HUD was not provided. - EV2

*** (OPEN) HUD Error: Prepayment penalty question on page 3 of the final HUD was not provided. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Maryland SB270 Ability to Repay Reliable Documentation: Maryland SB270: Borrower's ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Maryland MLR Tangible Net Benefit Missing: Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) RESPA 2010 HUD To Actual Escrow: Unable to determine if the Final HUD-1 indicates the loan contains an escrow payment due to missing information. - EV2

*** (OPEN) RESPA 2010 HUD to Actual Payment: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information. - EV2

*** (OPEN) RESPA 2010 HUD to Actual Interest Rate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information. - EV2

*** (OPEN) RESPA 2010 HUD to Actual Loan Amount: Unable to determine if the Final HUD-1 reflects the actual Loan Amount due to missing information. - EV2

*** (OPEN) RESPA 2010 HUD to Actual Loan Term: Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information. - EV2

*** (OPEN) RESPA 2010 HUD Comparison: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA 2010 Service Provider: Unable to determine if the borrower received a list of service providers due to missing information. - EV2

*** (OPEN) RESPA Initial Escrow Account Disclosure Test: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA 2010 GFE Status: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA 2010 HUD-1 On Proper Form: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	Assignee liability is unclear.

No express provisions for assignee liability

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RD	D	D	D	D	Yes	No	No	No
773369064	1	1	Fixed	Refinance	Primary	MD	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Maryland MLR Escrow Responsibility Timing: Maryland Mortgage Lending Regulations: Disclosure on responsibility for payment of taxes and insurance not provided to borrower within ten (10) business days of application or three (3) business days prior to closing. - EV2

*** (OPEN) Maryland MLR Tangible Net Benefit Missing: Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2	Assignee liability is unclear.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
354167640	1	1	ARM	Refinance	Second Home	NC	2	*** (OPEN) GFE Error: Days before settlement not provided.: GFE Date: 11/XX/2009 - EV2

*** (OPEN) HUD Error: Maximum rate on page 3 of the final HUD was not provided. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2010. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: Unable to test GFE Estimate Available Through Date due to missing information. - EV2

*** (OPEN) RESPA 2010 HUD to Actual First Change Date: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual First Change Date: RESPA (2010): First Change Date on GFE does not match First Change Date on Note. - EV2

*** (OPEN) RESPA 2010 GFE Compliant: RESPA (2010) - Good Faith Estimate not on the proper 2010 GFE form. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Interest Rate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Term: RESPA (2010): Loan Term on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 HUD to Actual Maximum Rate: Unable to determine if the Final HUD-1 Maximum Rate matches the first change date on the loan due to missing information. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Maximum Rate: RESPA (2010): Maximum interest rate on GFE does not match loan's maximum interest rate. - EV2

*** (OPEN) RESPA 2010 - GFE vs HUD Block 1: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA 2010 - GFE vs HUD Block A: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA 2010 - GFE vs HUD 10 Percent Fees: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA 2010 GFE Comparison: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA 2010 HUD Comparison: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA Initial Escrow Account Disclosure Compliant Test: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA 2010 HUD-1 On Proper Form: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
943968960	1	1	Fixed	Refinance	Primary	ID	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) ID RMPA Lock-In Disclosure Timing: Idaho Residential Mortgage Practices Act: Lock-in Agreement not provided to borrower within three (3) business days of interest rate lock date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2010. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 Service Provider: RESPA (2010): Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

The Residential Mortgage Practices Act does not appear to provide for assignee liability.

											TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
391691940	1	1	Fixed	Refinance	Primary	NJ	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2010. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
780601056	1	1	Fixed	Refinance	Primary	UT			2	*** (OPEN) GFE Error: Interest rate available through date not provided.: GFE Date: 04/XX/2010 - EV2 *** (OPEN) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
297633684	1	1	Fixed	Refinance	Primary	WI	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 - GFE vs HUD Block 1: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA 2010 - GFE vs HUD Block A: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA 2010 Service Provider Timing: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

*** (OPEN) TIL-MDIA 2009 Three Day Waiting Period: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
463010520	1	1	Fixed	Refinance	Primary	VA	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

										*** (OPEN) RESPA Initial Escrow Account Disclosure Compliant Test: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
180236160	1	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

										*** (OPEN) RESPA 2010 Service Provider: RESPA (2010): Borrower not provided with list of service providers. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
621206196	1	1	Fixed	Refinance	Primary	NJ	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2010. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE Comparison: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
300854748	1	1	Fixed	Purchase	Primary	WV	2	*** (OPEN) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

										*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
410362956	1	1	Fixed	Purchase	Investment	NY			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2010. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
294508236	1	1	Fixed	Refinance	Primary	NY	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Initial Escrow Account Disclosure Test: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA 2010 GFE Status: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA 2009 Seven Day Waiting Period: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
728874792	1	1	Fixed	Refinance	Primary	CT	2	*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE vs HUD 10 Percent Fees with Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2

*** (OPEN) RESPA 2010 GFE Comparison: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA 2010 HUD Comparison: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
505779765	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) RESPA 2010 Service Provider: RESPA (2010): Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA Initial Escrow Account Disclosure Test: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA 2010 GFE Status: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA 2009 Seven Day Waiting Period: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
819764772	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA 2010 Service Provider: Unable to determine if the borrower received a list of service providers due to missing information. - EV2

*** (OPEN) RESPA 2010 GFE Status: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
760763724	1	1	Fixed	Refinance	Primary	WA	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

*** (OPEN) Washington Itemized Disclosure: Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

The Act does not appear to provide for assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
858640644	1	1	Fixed	Refinance	Primary	WI	2	*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE vs HUD Block 1 with Cure: RESPA (2010): 0% tolerance violation for 801 fee with evidence of cure provided on Final HUD-1 - EV2

										*** (OPEN) RESPA 2010 GFE vs HUD Block A with Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1 - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
773734632	1	1	Fixed	Refinance	Primary	NC	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2010. - EV2

*** (OPEN) RESPA 2010 - GFE vs HUD 10 Percent Fees: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
757989864	1	1	Fixed	Refinance	Primary	CT	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2010. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Interest Rate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
115036008	1	1	Fixed	Purchase	Primary	NJ	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Initial Escrow Account Disclosure Compliant Test: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA 2010 HUD-1 On Proper Form: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form. - EV2

*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
183821760	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) RESPA Initial Escrow Account Disclosure Test: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA 2010 GFE Status: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
522394032	1	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 - GFE vs HUD Block 8: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA 2010 GFE Comparison: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA 2010 HUD Comparison: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

										*** (OPEN) RESPA Initial Escrow Account Disclosure Test: RESPA: Initial escrow account statement was not provided to the borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
668047080	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2010. - EV2

*** (OPEN) RESPA Initial Escrow Account Disclosure Test: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA 2010 GFE Status: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2009 Seven Day Waiting Period: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
364556916	1	1	Fixed	Refinance	Primary	MD	2	*** (OPEN) Maryland MLR Tangible Net Benefit Missing: Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE vs HUD Block 8 with Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA 2010 GFE vs HUD Block 1 with Cure: RESPA (2010): 0% tolerance violation for 801 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA 2010 - GFE vs HUD Block A: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) TIL-MDIA 2009 Three Day Waiting Period: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2	Assignee liability is unclear.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
787560108	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2010. - EV2

*** (OPEN) RESPA Initial Escrow Account Disclosure Test: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA 2010 GFE Status: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
821817528	1	1	Fixed	Purchase	Primary	IL	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE Compliant: RESPA (2010) - Good Faith Estimate not on the proper 2010 GFE form. - EV2

*** (OPEN) RESPA 2010 - GFE vs HUD 10 Percent Fees: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA 2010 Service Provider Timing: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

										*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
774994572	1	1	Fixed	Refinance	Primary	MN	2	*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Interest Rate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
455908044	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2010. - EV2

*** (OPEN) RESPA 2010 GFE Status: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA 2010 HUD-1 On Proper Form: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
993414384	1	1	Fixed	Refinance	Investment	MD			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
584772516	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL signed by all required parties is blank. - EV2

*** (OPEN) RESPA Initial Escrow Account Disclosure Test: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA 2010 GFE Status: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Safe Act NMLS (1003): Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) TIL-MDIA 2009 Seven Day Waiting Period: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	Liability appears to be limited to originators/licensees.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
960761568	1	1	ARM	Refinance	Primary	NC	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) Safe Act NMLS (Loan Originator Match): Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2	Liability appears to be limited to originators/licensees.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
718847064	1	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2011. - EV2

*** (OPEN) RESPA Initial Escrow Account Disclosure Test: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA 2010 GFE Status: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
967824156	1	1	Fixed	Refinance	Primary	LA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
157099080	1	1	ARM	Purchase	Investment	MI			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
559577616	1	1	Fixed	Refinance	Investment	CT			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
977579976	1	1	Fixed	Refinance	Primary	MN			2	*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
884917116	1	1	Fixed	Purchase	Primary	LA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2011. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
387084516	1	1	Fixed	Refinance	Primary	PA	2	*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) Safe Act NMLS (LO Company Match): Unable to test Loan Originator Organization match due to missing information. - EV2

*** (OPEN) Safe Act NMLS (Loan Origination Company Status): Unable to test LO company status due to missing information. - EV2

*** (OPEN) Safe Act NMLS (LO Company License Issue Date): Unable to test LO company NMLS license due to missing information. - EV2	Liability appears to be limited to originators/licensees.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
868638492	1	1	Fixed	Purchase	Primary	PA			2	*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
168434556	1	1	Fixed	Refinance	Primary	MD	2	*** (OPEN) Maryland SB270 Ability to Repay Reliable Documentation: Maryland SB270: Borrower's ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Maryland HB1399 Disclosure Compliant: Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399. - EV2

*** (OPEN) Maryland MLR Tangible Net Benefit Missing: Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2011. - EV2

*** (OPEN) RESPA 2010 - GFE vs HUD 10 Percent Fees: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act NMLS (LO Status): Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) Safe Act NMLS (Loan Officer License Issue Date): Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) Safe Act NMLS (Loan Origination Company Status): Unable to test LO company status due to missing information. - EV2

*** (OPEN) Safe Act NMLS (LO Company License Issue Date): Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear.

HB 1399 does not contain express provisions for assignee liability.

Liability appears to be limited to originators/licensees.

No express provisions for assignee liability

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
524975664	1	1	Fixed	Refinance	Primary	PA	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

*** (OPEN) TIL-MDIA 2009 Seven Day Waiting Period: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

											TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
126872471	1	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2011. - EV2

*** (OPEN) RESPA 2010 HUD Comparison: Unable to determine if the HUD-1 column on page 3 of the Final HUD-1 is accurate as compared to the charges on page 2 of the disclosure due to missing information. - EV2

*** (OPEN) RESPA Initial Escrow Account Disclosure Test: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA 2010 GFE Status: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) SAFE Act NMLS (LO Status): Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) Safe Act NMLS (Loan Officer License Issue Date): Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) Safe Act NMLS (Loan Origination Company Status): Unable to test LO company status due to missing information. - EV2

*** (OPEN) Safe Act NMLS (LO Company License Issue Date): Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Liability appears to be limited to originators/licensees.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
955219776	1	1	Fixed	Refinance	Primary	AZ	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 Service Provider: RESPA (2010): Borrower not provided with list of service providers. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
988131600	1	1	Fixed	Refinance	Primary	WA	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

										*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
780568776	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2012, prior to three (3) business days from transaction date of 08/XX/2012. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
698808540	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) TIL-MDIA 2011 Introductory Escrow Payment: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) TIL-MDIA 2011 Introductory Total Payment: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
619377540	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

										*** (OPEN) RESPA Servicing Disclosure Timing 2010: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
241467252	1	1	Fixed	Refinance	Primary	NJ	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
377063688	1	1	Fixed	Refinance	Primary	MS			2	*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
409141860	1	1	Fixed	Refinance	Primary	PA	2	*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

										*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
754542708	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2013. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act NMLS (LO Status): Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) Safe Act NMLS (Loan Officer License Issue Date): Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) Safe Act NMLS (Loan Origination Company Status): Unable to test LO company status due to missing information. - EV2

*** (OPEN) Safe Act NMLS (LO Company License Issue Date): Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Liability appears to be limited to originators/licensees.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
824926044	1	1	Fixed	Refinance	Primary	IN	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL APR Tolerance: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/1996. - EV2	TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
400452756	1	1	Fixed	Purchase	Primary	CA		*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
726253320	1	1	Fixed	Purchase	Primary	NJ		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
144794208	1	1	Fixed	Purchase	Primary	FL	*** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/1999. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
702255696	1	1	Fixed	Refinance	Primary	SC	*** (OPEN) Missing Note Addendum: Note P&I does not match calculated P&I - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
850445556	1	1	Fixed	Refinance	Primary	KS	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
868465260	1	1	Fixed	UTD	UTD	KY	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/1993 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/1993 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/1992. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
385354392	1	1	Fixed	UTD	Primary	OH	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1993 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/1993 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/1992. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
652075224	1	1	Fixed	Refinance	Primary	GA		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
598617912	1	1	ARM	Purchase	Primary	CO	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
947179068	1	1	Fixed	Refinance	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
897575280	1	1	Fixed	Refinance	Primary	AL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2001. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
605232348	1	1	Fixed	Refinance	Primary	MI	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2001. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
665693532	1	1	Fixed	Refinance	Primary	PA	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2001. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
742898472	1	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2002. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
559677612	1	1	Fixed	Refinance	Primary	GA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
525851148	1	1	Fixed	Refinance	Primary	OK	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2002. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
809089644	1	1	Fixed	Purchase	Primary	PA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
144201876	1	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
628803684	1	1	Fixed	Purchase	Primary	NC		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
940288740	1	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2002, prior to three (3) business days from transaction date of 12/XX/2002. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
583522536	1	1	Fixed	Refinance	Primary	IN			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
990824784	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2003, prior to three (3) business days from transaction date of 01/XX/2003. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
822709944	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
659946612	1	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
950773632	1	1	Fixed	Purchase	Primary	TN			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
948551556	1	1	Fixed	Purchase	Primary	CA			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
689347536	1	1	Fixed	Purchase	Primary	SC	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
606916584	1	1	Fixed	Purchase	Primary	NY			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
497657376	1	1	Fixed	Refinance	Primary	CO	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

										*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
241597728	1	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
823816500	1	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
756903228	1	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003. - EV2

										*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
628756872	1	1	Fixed	Purchase	Primary	GA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
908501400	1	1	Fixed	Refinance	Primary	OH	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
914619828	1	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
632182116	1	1	Fixed	Purchase	Primary	IN			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
314427240	1	1	Fixed	Refinance	Primary	VA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
256943100	1	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
473523300	1	1	Fixed	Refinance	Primary	AZ	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2003, prior to three (3) business days from transaction date of 06/XX/2003. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
549677460	1	1	Fixed	Purchase	Primary	OH			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
498694212	1	1	Fixed	Purchase	Primary	GA			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
228827016	1	1	ARM	Purchase	Primary	NJ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/1999. - EV2

										*** (OPEN) Compliance Exception: - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
651973920	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Compliance Exception: - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
331144104	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Compliance Exception: - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
183597660	1	1	Fixed	Refinance	Primary	AL	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
120695280	1	1	Fixed	Purchase	Primary	NV			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
933778884	1	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
782749428	1	1	Fixed	Purchase	Primary	MO		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
166551120	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

										*** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
712912896	1	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
834705768	1	1	ARM	Refinance	Primary	NE			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
598983444	1	1	ARM	Purchase	Primary	IL	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
419469384	1	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
551237196	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
609576901	1	1	ARM	Refinance	Primary	GA	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	No
350235432	1	1	ARM	Refinance	Primary	KS	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
964913844	1	1	Fixed	Refinance	Primary	OH	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	No
447999804	1	1	Fixed	Refinance	Primary	AL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
743199264	1	1	Fixed	Refinance	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
740180388	1	1	Fixed	Construction-Permanent	Primary	FL	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
450860316	1	1	Fixed	Refinance	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	No	No	No
810217116	1	1	Fixed	Purchase	Primary	PA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
981948432	1	1	Fixed	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
151124076	1	1	Fixed	Refinance	Investment	OH			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
342246516	1	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
158151852	1	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
220591176	1	1	ARM	Purchase	Primary	AZ	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
658072140	1	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	No
370217184	1	1	Fixed	Purchase	Primary	NC			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
968183712	1	1	Fixed	Purchase	Investment	FL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
569923152	1	1	ARM	Refinance	Primary	MO	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

										*** (OPEN) Note Error: Note grace period days less than minimum per state - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
626371452	1	1	ARM	Refinance	Primary	CT	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2	There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
847175688	1	1	ARM	Refinance	Primary	IL	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
423777084	1	1	ARM	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
962406912	1	1	ARM	Purchase	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
989709264	1	1	ARM	Construction-Permanent	Primary	WA			2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
831534504	1	1	ARM	Refinance	Primary	DC	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
781984500	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
210589260	1	1	ARM	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
908391840	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
983026104	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
905805228	1	1	ARM	Refinance	Primary	PA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Compliance Exception: - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RC	C	C	C	C	Yes	No	No	N/A
188298780	1	1	ARM	Refinance	Primary	MD	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
213264516	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
879507840	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
605502264	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
951898116	1	1	ARM	Refinance	Primary	UT	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

										*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
285274320	1	1	ARM	Refinance	Primary	FL	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

										*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
276270480	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
751133400	1	1	ARM	Refinance	Primary	CA			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
328040568	1	1	Fixed	Refinance	Primary	MD			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
497967132	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
175599780	1	1	ARM	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
547711356	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
967942680	1	1	ARM	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
875781804	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
751790760	1	1	ARM	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV1

										*** (CLEARED) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV1	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RD	D	D	D	D	Yes	No	No	N/A
602283192	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
638607312	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

										*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
621387468	1	1	ARM	Purchase	Primary	CO	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Colorado HLPP Broker TNB Disclosure Provided: Colorado Home Loan (HB1322): Loan file does not contain a Tangible Net Benefit Disclosure (or similar document). - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignees of residential mortgage loans do not appear to be subject to liability for any violation of CO HB 1322.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
723807144	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

										*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
316887321	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
880323564	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
499566708	1	1	ARM	Refinance	Primary	DC	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
335786460	1	1	ARM	Refinance	Primary	AZ	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
120770976	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
569377221	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (CLEARED) Missing Document: Incomplete loan images/file - EV1	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
685574688	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

										*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
970739448	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (CLEARED) Missing Document: Incomplete loan images/file - EV1	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
595221552	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

										*** (CLEARED) Missing Document: Incomplete loan images/file - EV1	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
278924820	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (CLEARED) Missing Document: Incomplete loan images/file - EV1	There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
593862012	1	1	ARM	Refinance	Investment	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2

										*** (CLEARED) Missing Document: Incomplete loan images/file - EV1	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
540424620	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
864838752	1	1	ARM	Purchase	Primary	CA	2	*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
307466196	1	1	ARM	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
339039396	1	1	ARM	Refinance	Primary	AZ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
558075732	1	1	ARM	Refinance	Primary	NY	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

										*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
803433360	1	1	ARM	Purchase	Primary	NV	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
684018936	1	1	ARM	Refinance	Primary	NJ	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

										*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2	There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
636195000	1	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
391831380	1	1	ARM	Refinance	Primary	MA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
544680528	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
922356756	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
184809792	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
661565112	1	1	ARM	Refinance	Primary	GA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
203142168	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
367592724	1	1	ARM	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
704551476	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
727949508	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
460482672	1	1	ARM	Construction-Permanent	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (CLEARED) Missing Final HUD-1: GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
746270148	1	1	ARM	Purchase	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
918390684	1	1	ARM	Construction-Permanent	Primary	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
252860496	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
453371232	1	1	ARM	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

										*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
417921600	1	1	ARM	Purchase	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
243225192	1	1	ARM	Refinance	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
620277924	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
668794080	1	1	ARM	Refinance	Primary	VA	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
704271828	1	1	ARM	Purchase	Primary	CA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1	There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
179012076	1	1	ARM	Purchase	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
871117536	1	1	ARM	Purchase	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
824298564	1	1	ARM	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
321010800	1	1	ARM	Purchase	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

										*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
531210624	1	1	ARM	Refinance	Primary	CO	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
429697308	1	1	ARM	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
461920896	1	1	ARM	Refinance	Primary	VA	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
265015680	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
908235468	1	1	ARM	Purchase	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2	There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
407935704	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
631141296	1	1	ARM	Refinance	Second Home	CA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
620951220	1	1	ARM	Purchase	Investment	UT			3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
685126488	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
339857112	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
527578212	1	1	ARM	Refinance	Investment	CA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
750281820	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
394605240	1	1	ARM	Refinance	Primary	WA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
542478300	1	1	ARM	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
918750240	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
394245684	1	1	ARM	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

										*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
964528392	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
720594048	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
306518004	1	1	ARM	Purchase	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
506468988	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (CLEARED) Missing Document: Incomplete loan images/file - EV1	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
905507424	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

										*** (CLEARED) Missing Document: Incomplete loan images/file - EV1	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
792110832	1	1	ARM	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
794468220	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
947511732	1	1	ARM	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
197992080	1	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
510063552	1	1	ARM	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
705994680	1	1	ARM	Purchase	Primary	CA	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
849785208	1	1	ARM	Purchase	Primary	CA	2	*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
688956108	1	1	ARM	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A